TABLE OF CONTENTS

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund.....................................      2
  AIM V.I. Diversified Income Fund.......................................     14
  AIM V.I. Global Utilities Fund.........................................     26
  AIM V.I. Government Securities Fund....................................     37
  AIM V.I. Growth Fund...................................................     44
  AIM V.I. Growth and Income Fund........................................     56
  AIM V.I. International Equity Fund.....................................     68
  AIM V.I. Money Market Fund.............................................     79
  AIM V.I. Value Fund....................................................     85
  Directors and Officers of the Funds.................................... Inside
                                                                            Back
                                                                           Cover

The Managers' Overview


1996 CHALLENGED MID-CAP STOCKS

A roundtable discussion with the Fund management team for
AIM V.I. Capital Appreciation Fund for the fiscal year ended December 31, 1996.
-------------------------------------------------------------------------------------------------------------------------------
Q. THE MARKET HAS FAVORED LARGE-                Q. HOW DID INVESTORS REACT IN                Top 10 Equity Holdings
COMPANY STOCKS SINCE OCTOBER                    THAT ENVIRONMENT?                            As of 12/31/96
1995.  DID THAT AFFECT AIM V.I.                 A. Uncertainty creates volatile markets,
CAPITAL APPRECIATION FUND?                      and investors gravitated to stocks in         1.  Microsoft Corp.
A. The market's preference for large-           larger companies with more predictable        2.  Intel Corp.
company stocks is evidenced by the              earnings. As a result, large-company          3.  3Com Corp.
22.95% return for the Standard & Poor's         stocks generally have outperformed            4.  Cardinal Health, Inc.
Composite Index of 500 Stocks (S&P 500)         smaller company stocks. However, it has       5.  Parametric Technology Corp.
compared to the 16.50% total return             become apparent recently that small-          6.  Cisco Systems, Inc.
posted for the Russell 2000 Index of small-     company stocks have grown more appeal-        7.  Columbia/HCA Healthcare Corp.
company stocks and the 19.20% total             ing as earnings reports show                  8.  Cascade Communications Corp.
return of the Standard & Poor's Mid-Cap         surprisingly strong growth.                   9.  Ascend Communications, Inc.
Index (S&P 400).                                                                             10.  HealthSouth Corp.
   The Fund's respectable total return of       Q. HOW DID THESE FACTORS AFFECT
17.58% for the year ended December 31,          THE FUND?                                     Please keep in mind that the Fund's
1996, reflected that trend.  It also reflected  A. Due to its larger concentration in         portfolio composition is subject to
the volatile behavior of the technology         technology stocks, the Fund was vulner-       change and there is no assurance the
sector, which suffered a significant decline    able when the technology sector suffered      Fund will continue to hold any
in the summer of 1996.                          a broad-based decline beginning in the        particular security.
                                                summer. Technology stocks comprised
Q. WHAT FACTORS HAVE PRESSURED                  roughly 40% of the portfolio as the           Q. WHAT'S THE OUTLOOK FOR THE
THE PERFORMANCE OF SMALL-COMPANY                fiscal year began.                            TECHNOLOGY SECTOR?
STOCKS?                                                                                       A. Going forward, the Fund noted a
A. As the market leaders during 1995,           Q. WHAT STRATEGIES DID THE                    number of positive factors in selected
small-company stocks were more vulner-          FUND USE TO STRENGTHEN ITS PERFOR-            technology areas.  PC makers benefit
able to possible changes in the business        MANCE?                                        from the decline in prices of semi-
cycle.  There was an ongoing concern over       A. The Fund's strong rebound in 1996          conductors and other components.
the pace of economic growth and the             was accomplished with a more broadly          Microsoft's Windows NT has the poten-
possibility of rising interest rates. Higher    diversified portfolio.  By April 1996, the    tial to launch another major upgrade
interest rates increase borrowing costs,        technology weighting had been pared to        cycle in spring 1997 that will bene-
and that can have a stronger impact on the      approximately 37%, and then to 24%            fit PC makers and software developers
profits of smaller companies.                   by the end of the reporting period.           alike.
   While later reports indicated the                The Fund also repositioned its empha-
economy had slowed to a moderate pace,          sis from semiconductor producers to           Q. HOW WAS THE FUND POSITIONED AT THE
some economists anticipated that higher         computer software and networking              END OF THE FISCAL YEAR?
interest rates remained a possibility.          companies. The Fund emphasized market         A. The Fund continued to hold a large
   Investors also were concerned that           leaders-its top three holdings as of          number of stocks-approximately 315 as
corporate earnings would fall short of          December 31, 1996, were Microsoft             of December 31, 1996, spread over 51
the brisk pace of 1995, and small compa-        Corp., Intel Corp., and 3Com Corp.            industry categories.  The largest
nies had posted stunning profits that               The Fund increased its holdings in        concentrations were little changed
seemed hard to match in 1996.  That was         other sectors including specialty retailers   from April 1996.  Following tech-
particularly true for many technology           and medical services providers.               nology, the Fund maintained its
companies, and many stocks in the                                                             weighting in health-care stocks at
technology sector fell sharply in the fall of                                                 roughly 18%, and increased its
1995 and the summer of 1996.                                                                  holdings in retail stores and con-
                                                                                              sumer cyclicals to 23%.


                      AIM V.I. CAPITAL APPRECIATION FUND
2


Q.  WHAT WERE SOME OF THE SIGNIFICANT           Q.  YOU CONTINUE TO MAINTAIN A                  Q.  WHAT IS YOUR OUTLOOK FOR THE
CHANGES IN THE RETAIL SECTOR DURING             SIGNIFICANT EMPHASIS IN HEALTH-CARE             MARKET IN 1997?
THE REPORTING PERIOD?                           COMPANIES.  WHAT DO YOU SEE AS THE
                                                MAIN THEMES?

A.  Earnings in the retail sector               A.  Consolidated efforts continue               A.  The bull market for stocks
have been surprisingly strong, and              in the health-care industry, and                marked its sixth year in October
they continue to grow at an attractive          intense competition has begun to                1996, making it the longest in
pace.  The Fund bolstered its holdings          drive out many of the smaller,                  history.  The market's performance
in stronger, name-brand stores that             less-experienced players, particularly          for the year was also marked by
dominate their market niche:                    in the physician practice management            stunning volatility, and analysts
Consolidated Stores Corp., Staples Inc.,        area.  The Fund focused on three major          disagree on how long its remarkable
Tech Data Corp., and The Sports                 areas in the health-care segment where          advance can continue.
Authority, Inc.                                 there appears to be attractive potential             Some consider the market over-
                                                for earnings growth: preventive                 priced after its huge runup in
                                                maintenance, assisted living, and               values, particularly in the past
                                                hospital systems administration.                two years.  Others note that
                                                    Among the Fund's strongest                  companies continue to report
                                                performers in those segments were               favorable earnings, even with
                                                Columbia/HCA Healthcare and Health-             slower economic growth.
                                                South Corp.  Other strong performers                The pace of growth in
                                                were medical instruments and                    corporate earnings will be the key
                                                products maker Sybron International             in 1997.  Through most of the 1990s,
                                                Corp. and drugmaker Cardinal Health             corporate earnings growth has been
                                                Inc.                                            above historic averages.  As
                                                                                                economic growth continues at a
                                                                                                slower pace, it is likely that
                                                                                                corporate earnings will slow to a
                                                                                                more moderate rate, which may
                                                                                                transalate into more conservative
                                                                                                performance for stocks.

Growth of a $10,000 Investment
From 5/5/93 - 12/31/96

                    AIM V.I. Capital            S&P 500              Lipper Capital Appreciation
                   Appreciation Fund           Stock Index                    Fund Index
        (In thousands)
5/5/93                  $10,000                $10,000                       $10,000
7/30/93                  10,390                 10,155                        10,542
10/29/93                 11,440                 10,675                        11,449
1/31/94                  12,590                 11,062                        11,866
4/29/94                  11,939                 10,430                        11,100
7/29/94                  11,379                 10,681                        10,929
10/31/94                 12,620                 11,088                        11,547
1/31/95                  12,097                 11,123                        11,312
4/28/95                  13,623                 12,247                        12,242
7/31/95                  16,534                 13,462                        13,937
10/31/95                 16,886                 14,011                        14,175
1/31/96                  16,769                 15,412                        15,086
4/30/96                  18,727                 15,937                        16,281
7/31/96                  17,000                 15,678                        15,114
10/31/96                 19,028                 17,376                        16,491
12/31/96                 19,540                 18,344                        17,018


AVERAGE ANNUAL TOTAL RETURN                          Past performance cannot guarantee comparable
As of 12/31/96                                       future results.
1 Year                   17.58%
Inception (5/5/93)       20.10

The performance figures shown represent the AIM V.I. Capital Appreciation Fund and are not intended to reflect actual annuity values, and do not reflect charges at the separate account level which, if applied, would lower the performance results. The Fund's performance figures are historical and reflect reinvestment of all distributions and changes in the net asset value. The
Fund's investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Source:
Towers Data Systems HYPO--Registered Trademark--.
   The Standard & Poor's Composite Index of 500 Stocks (S&P 500) is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. The unmanaged Lipper Capital Appreciation Fund Index represents an average of the performance of the 30 largest capital appreciation mutual funds. Source: Towers Data Systems HYPO--Registered Trademark--.
   As investment cannot be made in the indexes listed. Index results include reinvested dividends.

                                ---------------
                        The pace of growth in corporate

                       earnings will be the key in 1997.
                                ---------------



                       AIM V.I. CAPITAL APPRECIATION FUND
                                                                               3

SCHEDULE OF INVESTMENTS
December 31, 1996

                                                         MARKET
                                              SHARES     VALUE
COMMON STOCKS - 87.73%

ADVERTISING/BROADCASTING - 1.11%

American Radio Systems Corp.(a)                10,000 $    272,500
------------------------------------------------------------------
CanWest Global Communications Corp. (Canada)   59,700      611,925
------------------------------------------------------------------
Catalina Marketing Corp.(a)                     3,300      181,912
------------------------------------------------------------------
Chancellor Corp. - Class A(a)                  13,000      308,750
------------------------------------------------------------------
Clear Channel Communications, Inc.(a)          44,600    1,611,175
------------------------------------------------------------------
Jacor Communications, Inc.(a)                  27,500      752,813
------------------------------------------------------------------
Paxson Communications Corp.(a)                 20,000      157,500
------------------------------------------------------------------
True North Communications, Inc.                 9,000      196,875
------------------------------------------------------------------
                                                         4,093,450
------------------------------------------------------------------

AUTOMOBILE/TRUCK PARTS & TIRES - 0.10%

Mark IV Industries, Inc.                       16,170      365,846
------------------------------------------------------------------

BANKING - 0.55%

Bank of Boston Corp.                           31,900    2,049,575
------------------------------------------------------------------

BIOTECHNOLOGY - 0.43%

AMGEN, Inc.(a)                                 29,500    1,604,063
------------------------------------------------------------------

BUSINESS SERVICES - 0.91%

AccuStaff, Inc.(a)                             29,300      618,963
------------------------------------------------------------------
APAC Teleservices, Inc.(a)                      6,000      230,250
------------------------------------------------------------------
Corrections Corp. of America(a)                 1,900       58,188
------------------------------------------------------------------
CUC International, Inc.(a)                     23,700      562,875
------------------------------------------------------------------
Equifax, Inc.                                  14,000      428,750
------------------------------------------------------------------
Healthcare COMPARE Corp.(a)                    13,700      580,537
------------------------------------------------------------------
Paychex, Inc.                                   9,100      468,081
------------------------------------------------------------------
Romac International, Inc.(a)                   20,000      440,000
------------------------------------------------------------------
                                                         3,387,644
------------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.72%

Agrium, Inc. (Canada)                          30,000      412,500
------------------------------------------------------------------
Airgas, Inc.(a)                                48,500    1,067,000
------------------------------------------------------------------
IMC Global, Inc.                               30,000    1,173,750
------------------------------------------------------------------
                                                         2,653,250
------------------------------------------------------------------

COMPUTER MINI/PCS - 3.00%

COMPAQ Computer Corp.(a)                       39,000    2,895,750
------------------------------------------------------------------
Dell Computer Corp.(a)                         47,600    2,528,750
------------------------------------------------------------------
Hewlett-Packard Co.                            14,400      723,600
------------------------------------------------------------------
Rational Software Corp.(a)                     42,400    1,677,450
------------------------------------------------------------------
Sun Microsystems, Inc.(a)                     127,800    3,282,863
------------------------------------------------------------------
                                                        11,108,413
------------------------------------------------------------------

COMPUTER NETWORKING - 5.84%

ACT Networks, Inc.(a)                          13,600      496,400
------------------------------------------------------------------
Ascend Communications, Inc.(a)                 54,500    3,385,813
------------------------------------------------------------------
Cabletron Systems, Inc.(a)                     58,000    1,928,500
------------------------------------------------------------------

                                                         MARKET
                                              SHARES     VALUE
COMPUTER NETWORKING - (CONTINUED)

Cascade Communications Corp.(a)                63,700 $  3,511,462
------------------------------------------------------------------
Cisco Systems, Inc.(a)                         59,100    3,760,237
------------------------------------------------------------------
ECI Telecommunications Ltd. Designs (Israel)   22,300      473,875
------------------------------------------------------------------
FORE Systems, Inc.(a)                          46,800    1,538,550
------------------------------------------------------------------
Newbridge Networks Corp. (Canada)(a)           41,000    1,158,250
------------------------------------------------------------------
Shiva Corp.(a)                                  5,800      202,275
------------------------------------------------------------------
Sync Research, Inc.(a)                         14,700      202,125
------------------------------------------------------------------
3Com Corp.(a)                                  60,000    4,402,500
------------------------------------------------------------------
Xircom, Inc.(a)                                25,000      543,750
------------------------------------------------------------------
                                                        21,603,737
------------------------------------------------------------------

COMPUTER PERIPHERALS - 2.32%

Adaptec, Inc.(a)                               44,800    1,792,000
------------------------------------------------------------------
American Power Conversion Corp.(a)             18,400      501,400
------------------------------------------------------------------
EMC Corp.(a)                                   45,000    1,490,625
------------------------------------------------------------------
Microchip Technology, Inc.(a)                  41,400    2,106,225
------------------------------------------------------------------
U.S. Robotics Corp.(a)                         37,700    2,714,400
------------------------------------------------------------------
                                                         8,604,650
------------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES - 11.96%

Affiliated Computer Services, Inc.(a)          22,800      678,300
------------------------------------------------------------------
Baan Co., N.V. (Netherlands)(a)                30,300    1,052,925
------------------------------------------------------------------
BDM International Inc.(a)                       6,000      325,500
------------------------------------------------------------------
BISYS Group, Inc. (The)(a)                     12,000      444,750
------------------------------------------------------------------
BMC Software, Inc.(a)                          62,000    2,565,250
------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                20,350      808,913
------------------------------------------------------------------
CBT Group PLC-ADR (Ireland)(a)                    900       48,825
------------------------------------------------------------------
Ceridian Corp.(a)                              28,000    1,134,000
------------------------------------------------------------------
Computer Associates International, Inc.        64,350    3,201,413
------------------------------------------------------------------
Computer Sciences Corp.(a)                     19,700    1,617,863
------------------------------------------------------------------
Compuware Corp.(a)                             31,000    1,553,875
------------------------------------------------------------------
CSG Systems International, Inc.(a)             15,100      232,162
------------------------------------------------------------------
DST Systems, Inc.(a)                           27,800      872,225
------------------------------------------------------------------
Electronic Arts, Inc.(a)                       25,700      769,394
------------------------------------------------------------------
First Data Corp.                               22,500      821,250
------------------------------------------------------------------
HBO & Co.                                      28,144    1,671,050
------------------------------------------------------------------
HPR, Inc.(a)                                   13,600      187,000
------------------------------------------------------------------
IDX Systems Corp.(a)                            5,500      157,437
------------------------------------------------------------------
Intuit, Inc.(a)                                24,400      768,600
------------------------------------------------------------------
McAfee Associates, Inc.(a)                     46,300    2,037,200
------------------------------------------------------------------
Medic Computer Systems, Inc.(a)                 8,200      330,562
------------------------------------------------------------------
Microsoft Corp.(a)                             82,900    6,849,612
------------------------------------------------------------------
National Data Corp.                            22,500      978,750
------------------------------------------------------------------
Network General Corp.(a)                       67,000    2,026,750
------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND
4

                                                        MARKET
                                            SHARES      VALUE
COMPUTER SOFTWARE/SERVICES - (CONTINUED)

Oracle Corp.(a)                              60,875 $  2,541,531
----------------------------------------------------------------
Parametric Technology Co.(a)                 74,200    3,812,025
----------------------------------------------------------------
Physician Computer Network, Inc.(a)          42,500      361,250
----------------------------------------------------------------
Pure Atria Corp.(a)                           2,300       56,925
----------------------------------------------------------------
Sterling Commerce, Inc.(a)                   54,955    1,937,164
----------------------------------------------------------------
Sterling Software, Inc.(a)                   16,800      531,300
----------------------------------------------------------------
Structural Dynamics Research Corp.(a)        19,400      388,000
----------------------------------------------------------------
SunGard Data Systems, Inc.(a)                17,600      695,200
----------------------------------------------------------------
Synopsys, Inc.(a)                            44,500    2,058,125
----------------------------------------------------------------
Systemsoft Corp.(a)                           3,400       50,575
----------------------------------------------------------------
Tecnomatix Technologies Ltd. (Israel)(a)      8,600      227,900
----------------------------------------------------------------
Transition Systems, Inc.(a)                     600        8,475
----------------------------------------------------------------
Wind River Systems(a)                        10,000      473,750
----------------------------------------------------------------
                                                      44,275,826
----------------------------------------------------------------

CONGLOMERATES - 0.68%

Corning, Inc.                                27,300    1,262,625
----------------------------------------------------------------
Tyco International Ltd.                      13,968      738,558
----------------------------------------------------------------
U.S. Industries, Inc.(a)                     15,000      515,625
----------------------------------------------------------------
                                                       2,516,808
----------------------------------------------------------------

CONSUMER NON-DURABLES - 0.06%

Central Garden and Pet Co.(a)                10,000      210,625
----------------------------------------------------------------

COSMETIC & TOILETRIES - 0.12%
Rexall Sundown, Inc.(a)                      16,300      443,156

----------------------------------------------------------------

ELECTRONIC COMPONENT/MISCELLANEOUS - 1.11%

AMETEK Inc.                                   5,000      111,250
----------------------------------------------------------------
Berg Electronics Corp.(a)                    13,600      399,500
----------------------------------------------------------------
BMC Industries, Inc.                         13,700      431,550
----------------------------------------------------------------
Checkpoint Systems, Inc.(a)                  10,000      247,500
----------------------------------------------------------------
Methode Electronics, Inc. - Class A           9,150      185,288
----------------------------------------------------------------
Molex, Inc. - Class A                         3,906      139,151
----------------------------------------------------------------
Raychem Corp.                                10,400      833,300
----------------------------------------------------------------
SCI Systems, Inc.(a)                         10,600      473,025
----------------------------------------------------------------
Symbol Technologies, Inc.(a)                 17,200      761,100
----------------------------------------------------------------
Thermo Instrument Systems, Inc.(a)           16,100      533,312
----------------------------------------------------------------
                                                       4,114,976
----------------------------------------------------------------

FINANCE (ASSET MANAGEMENT) - 0.17%

Imperial Credit Industries, Inc.(a)          30,000      630,000
----------------------------------------------------------------

FINANCE (CONSUMER CREDIT) - 4.18%

Aames Financial Corp.                        23,500      843,062
----------------------------------------------------------------
Beneficial Corp.                             10,900      690,787
----------------------------------------------------------------
Capital One Financial Corp.                  42,200    1,519,200
----------------------------------------------------------------
Concord EFS, Inc.(a)                         20,000      565,000
----------------------------------------------------------------
Credit Acceptance Corp.(a)                   29,300      688,550
----------------------------------------------------------------
First USA, Inc.                              23,200      803,300
----------------------------------------------------------------

                                                        MARKET
                                           SHARES       VALUE
FINANCE (CONSUMER CREDIT) - (CONTINUED)
Green Tree Financial Corp.                  62,800 $  2,425,650
---------------------------------------------------------------
Household International, Inc.               19,600    1,808,100
---------------------------------------------------------------
MBNA Corp.                                  43,750    1,815,625
---------------------------------------------------------------
Money Store, Inc. (The)                     40,000    1,105,001
---------------------------------------------------------------
Olympic Financial Ltd.(a)                   42,200      606,625
---------------------------------------------------------------
PMT Services, Inc.(a)                       29,500      516,250
---------------------------------------------------------------
Southern Pacific Funding Corp.(a)            3,000       93,375
---------------------------------------------------------------
Student Loan Marketing Association          12,000    1,117,500
---------------------------------------------------------------
SunAmerica, Inc.                            20,000      887,500
---------------------------------------------------------------
                                                     15,485,525
---------------------------------------------------------------

FINANCE (SAVINGS & LOAN) - 0.18%

Washington Mutual, Inc.                     15,200      658,350
---------------------------------------------------------------

FOOD/PROCESSING - 0.19%

Richfood Holdings, Inc.                     29,450      714,163
---------------------------------------------------------------

FUNERAL SERVICES - 1.05%

Service Corp. International                113,900    3,189,200
---------------------------------------------------------------
Stewart Enterprises, Inc. - Class A         20,250      688,500
---------------------------------------------------------------
                                                      3,877,700
---------------------------------------------------------------

FURNITURE - 0.25%

Leggett & Platt, Inc.                       26,500      917,563
---------------------------------------------------------------

GAMING - 0.95%

Circus Circus Enterprises(a)                37,500    1,289,063
---------------------------------------------------------------
GTECH Holdings Corp.(a)                     21,300      681,600
---------------------------------------------------------------
International Game Technology               66,200    1,208,150
---------------------------------------------------------------
Trump Hotels & Casino Resorts, Inc.(a)      28,600      343,200
---------------------------------------------------------------
                                                      3,522,013
---------------------------------------------------------------

HOME BUILDING - 0.02%

Oakwood Homes Corp.                          4,000       91,500
---------------------------------------------------------------

HOTELS/MOTELS - 1.17%

Choice Hotels International, Inc.(a)        45,500      801,937
---------------------------------------------------------------
Doubletree Corp.(a)                         17,700      796,500
---------------------------------------------------------------
HFS, Inc.(a)                                28,100    1,678,975
---------------------------------------------------------------
Promus Hotel Corp.(a)                       18,750      555,469
---------------------------------------------------------------
Sun International Hotels Ltd.(a)            13,500      492,750
---------------------------------------------------------------
                                                      4,325,631
---------------------------------------------------------------

INSURANCE (LIFE & HEALTH) - 0.58%

Compdent Corp.(a)                           15,900      560,475
---------------------------------------------------------------
Conseco Inc.                                15,000      956,250
---------------------------------------------------------------
United Companies Financial Corp.            24,500      652,312
---------------------------------------------------------------
                                                      2,169,037
---------------------------------------------------------------

INSURANCE (MULTI-LINE PROPERTIES) - 0.98%

CapMAC Holdings, Inc.                       25,900      857,938
---------------------------------------------------------------
MGIC Investment Corp.                       35,300    2,682,800
---------------------------------------------------------------
Progressive Corp.                            1,600      107,800
---------------------------------------------------------------
                                                      3,648,538
---------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                              MARKET
                                                  SHARES      VALUE
LEISURE & RECREATION - 0.87%

Callaway Golf Co.                                  37,000 $    1,063,750
------------------------------------------------------------------------
Harley-Davidson, Inc.                              35,700      1,677,900
------------------------------------------------------------------------
Mattel, Inc.                                        9,375        260,156
------------------------------------------------------------------------
Speedway Motorsports, Inc.(a)                       9,900        207,900
------------------------------------------------------------------------
                                                               3,209,706
------------------------------------------------------------------------

MACHINE TOOLS - 0.23%

Precision Castparts Corp.                          17,000        843,625
------------------------------------------------------------------------

MACHINERY (MISCELLANEOUS) - 0.54%

Pentair, Inc.                                      14,500        467,625
------------------------------------------------------------------------
Thermo Electron Corp.(a)                           37,300      1,538,625
------------------------------------------------------------------------
                                                               2,006,250
------------------------------------------------------------------------

MEDICAL (DRUGS) - 2.65%

Cardinal Health, Inc.                              72,525      4,224,581
------------------------------------------------------------------------
Curative Technologies, Inc.(a)                      8,500        235,344
------------------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)                      25,000      1,193,750
------------------------------------------------------------------------
Elan Corp. PLC-ADR (Ireland)(a)                    57,700      1,918,525
------------------------------------------------------------------------
Express Scripts, Inc. - Class A(a)                 21,800        782,075
------------------------------------------------------------------------
Jones Medical Industries, Inc.                     23,600        864,350
------------------------------------------------------------------------
Parexel International Corp.(a)                      6,200        320,075
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)    5,300        266,325
------------------------------------------------------------------------
                                                               9,805,025
------------------------------------------------------------------------

MEDICAL (INSTRUMENTS/PRODUCTS) - 4.86%

Advanced Technology Laboratories, Inc.(a)          15,000        465,000
------------------------------------------------------------------------
Boston Scientific Corp.(a)                         33,280      1,996,800
------------------------------------------------------------------------
Dentsply International, Inc.                       14,800        703,000
------------------------------------------------------------------------
Gulf South Medical Supply, Inc.(a)                 33,100        848,187
------------------------------------------------------------------------
IDEXX Laboratories Inc.(a)                         25,300        910,800
------------------------------------------------------------------------
Invacare Corp.                                     27,400        753,500
------------------------------------------------------------------------
Medtronic, Inc.                                    14,000        952,000
------------------------------------------------------------------------
Nellcor Puritan Bennet, Inc.(a)                    13,100        286,563
------------------------------------------------------------------------
Omnicare, Inc.                                     74,700      2,399,738
------------------------------------------------------------------------
Physician Sales & Service, Inc.(a)                 20,000        287,500
------------------------------------------------------------------------
Quintiles Transnational Corp.(a)                   29,900      1,980,875
------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          30,000      1,278,750
------------------------------------------------------------------------
Steris Corp.(a)                                    45,000      1,957,500
------------------------------------------------------------------------
Sybron International Corp.(a)                      61,800      2,039,400
------------------------------------------------------------------------
Target Therapeutics, Inc.(a)                        6,500        273,000
------------------------------------------------------------------------
U.S. Surgical Corp.                                21,400        842,625
------------------------------------------------------------------------
                                                              17,975,238
------------------------------------------------------------------------

MEDICAL (PATIENT SERVICES) - 7.71%

American HomePatient, Inc.(a)                      22,050        600,862
------------------------------------------------------------------------
American Medical Response, Inc.(a)                  5,700        185,250
------------------------------------------------------------------------
American Oncology Resources, Inc.(a)                7,200         73,800
------------------------------------------------------------------------
ClinTrials Research Inc.(a)                        25,650        583,537
------------------------------------------------------------------------

                                                  SHARES        VALUE
MEDICAL (PATIENT SERVICES) - (CONTINUED)

Columbia/HCA Healthcare Corp.                      90,720   $  3,696,840
------------------------------------------------------------------------
FPA Medical Management, Inc.(a)                    20,000        447,500
------------------------------------------------------------------------
Genesis Health Ventures, Inc.(a)                   29,401        915,106
------------------------------------------------------------------------
Health Care & Retirement Corp.(a)                  66,900      1,915,012
------------------------------------------------------------------------
Health Management Associates, Inc. - Class A(a)    87,712      1,973,520
------------------------------------------------------------------------
HEALTHSOUTH Corp.(a)                               85,900      3,317,887
------------------------------------------------------------------------
Lincare Holdings, Inc.(a)                          30,000      1,230,000
------------------------------------------------------------------------
MedPartners, Inc.(a)                               22,500        472,500
------------------------------------------------------------------------
Multicare Companies, Inc.(a)                       26,200        530,550
------------------------------------------------------------------------
OccuSystems, Inc.(a)                               11,500        310,500
------------------------------------------------------------------------
OrNda HealthCorp(a)                                57,900      1,693,575
------------------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)            15,000        240,000
------------------------------------------------------------------------
Oxford Health Plans, Inc.(a)                       45,000      2,635,313
------------------------------------------------------------------------
PhyCor, Inc.(a)                                    28,800        817,200
------------------------------------------------------------------------
Physicians Resource Group, Inc.(a)                 20,000        355,000
------------------------------------------------------------------------
Quorum Health Group, Inc.(a)                       33,000        981,750
------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                          61,500      1,345,313
------------------------------------------------------------------------
Total Renal Care Holdings, Inc.(a)                 28,800      1,044,000
------------------------------------------------------------------------
Universal Health Services, Inc. - Class B(a)       38,300      1,096,338
------------------------------------------------------------------------
Vencor, Inc.(a)                                    64,900      2,052,463
------------------------------------------------------------------------
                                                              28,513,816
------------------------------------------------------------------------

METALS (MISCELLANEOUS) - 0.39%

Potash Corp. of Saskatchewan, Inc. (Canada)        17,000      1,445,000
------------------------------------------------------------------------

OFFICE AUTOMATION - 0.56%

Danka Business Systems PLC-ADR (United Kingdom)    58,300      2,062,363
------------------------------------------------------------------------

OFFICE PRODUCTS - 0.73%

Avery Dennison Corp.                               14,200        502,325
------------------------------------------------------------------------
Ingram Micro, Inc.(a)                              39,300        903,900
------------------------------------------------------------------------
Reynolds & Reynolds Co. - Class A                  50,000      1,300,000
------------------------------------------------------------------------
                                                               2,706,225
------------------------------------------------------------------------

OIL & GAS (DRILLING) - 0.29%

Reading & Bates Corp.(a)                           40,000      1,060,000
------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.47%

Burlington Resources, Inc.                         22,000      1,108,250
------------------------------------------------------------------------
Transocean Offshore Inc.                           10,000        626,250
------------------------------------------------------------------------
                                                               1,734,500
------------------------------------------------------------------------

OIL & GAS (SERVICES) - 0.72%

Camco International, Inc.                          20,000        922,500
------------------------------------------------------------------------
Energy Ventures, Inc.(a)                            7,700        391,737
------------------------------------------------------------------------
Global Marine, Inc.(a)                             65,000      1,340,625
------------------------------------------------------------------------
                                                               2,654,862
------------------------------------------------------------------------

OIL EQUIPMENT & SUPPLIES - 2.78%

Baker Hughes, Inc.                                 28,500        983,250
------------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND
6

                                                              MARKET
                                                   SHARES     VALUE
OIL EQUIPMENT & SUPPLIES - (CONTINUED)

BJ Services Co.(a)                                  14,000 $    714,000
-----------------------------------------------------------------------
Cooper Cameron Corp.(a)                             12,000      918,000
-----------------------------------------------------------------------
Diamond Offshore Drilling, Inc.(a)                  29,600    1,687,200
-----------------------------------------------------------------------
ENSCO International, Inc.(a)                        20,000      970,000
-----------------------------------------------------------------------
Marine Drilling Co., Inc.(a)                        70,000    1,378,125
-----------------------------------------------------------------------
Nabors Industries, Inc.(a)                          15,000      288,750
-----------------------------------------------------------------------
Pride Petroleum Services, Inc.(a)                   15,500      360,375
-----------------------------------------------------------------------
Rowan Companies, Inc.(a)                            38,500      871,063
-----------------------------------------------------------------------
Smith International, Inc.(a)                        21,900      982,762
-----------------------------------------------------------------------
Varco International, Inc.(a)                        48,900    1,130,812
-----------------------------------------------------------------------
                                                             10,284,337
-----------------------------------------------------------------------

POLLUTION CONTROL - 0.72%

United Waste Services, Inc.(a)                      29,000      996,875
-----------------------------------------------------------------------
US Filter Corp.(a)                                  21,100      669,925
-----------------------------------------------------------------------
USA Waste Services, Inc.(a)                         31,300      997,688
-----------------------------------------------------------------------
                                                              2,664,488
-----------------------------------------------------------------------

PUBLISHING - 0.31%

Gartner Group, Inc.(a)                              18,400      716,450
-----------------------------------------------------------------------
Times Mirror Co. (The) - Class A                     9,000      447,750
-----------------------------------------------------------------------
                                                              1,164,200
-----------------------------------------------------------------------

RESTAURANTS - 1.66%

Apple South, Inc.                                   30,000      405,000
-----------------------------------------------------------------------
Applebee's International, Inc.                      29,400      808,500
-----------------------------------------------------------------------
Brinker International, Inc.(a)                      35,000      560,000
-----------------------------------------------------------------------
Cracker Barrel Old Country Store, Inc.              52,600    1,334,725
-----------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.(a)              45,600    1,219,800
-----------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                         32,100      858,675
-----------------------------------------------------------------------
Planet Hollywood International, Inc. - Class A(a)   20,200      398,950
-----------------------------------------------------------------------
Rainforest Cafe, Inc.(a)                             7,500      176,250
-----------------------------------------------------------------------
Starbucks Corp.(a)                                  13,200      377,850
-----------------------------------------------------------------------
                                                              6,139,750
-----------------------------------------------------------------------

RETAIL (FOOD & DRUG) - 2.26%

American Stores Co.                                 31,000    1,267,125
-----------------------------------------------------------------------
Eckerd Corp. (The)(a)                                6,087      194,784
-----------------------------------------------------------------------
Kroger Co. (The) (a)                                35,300    1,641,450
-----------------------------------------------------------------------
Revco D.S., Inc.(a)                                 32,400    1,198,800
-----------------------------------------------------------------------
Rite Aid Corp.                                      25,480    1,012,830
-----------------------------------------------------------------------
Safeway, Inc.(a)                                    71,000    3,035,250
-----------------------------------------------------------------------
                                                              8,350,239
-----------------------------------------------------------------------

RETAIL (STORES) - 9.19%

Bed Bath & Beyond, Inc.(a)                          39,700      962,725
-----------------------------------------------------------------------
Boise Cascade Office Products Corp.(a)               7,300      153,300
-----------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                       18,700    1,109,144
-----------------------------------------------------------------------
CompUSA, Inc.(a)                                    49,500    1,020,937
-----------------------------------------------------------------------

                                                              MARKET
                                                   SHARES     VALUE
RETAIL (STORES) - (CONTINUED)

Consolidated Stores Corp.(a)                        67,250 $  2,160,406
-----------------------------------------------------------------------
Corporate Express, Inc.(a)                          28,700      844,856
-----------------------------------------------------------------------
Dayton Hudson Corp.                                 51,300    2,013,525
-----------------------------------------------------------------------
Dollar General Corp.                                27,762      888,384
-----------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                         15,000      573,750
-----------------------------------------------------------------------
Fila Holding S.p.A.-ADR (Italy)                      9,100      528,938
-----------------------------------------------------------------------
Finish Line, Inc. (The) - Class A(a)                24,200      511,225
-----------------------------------------------------------------------
Gap, Inc. (The)                                     14,700      442,838
-----------------------------------------------------------------------
Global DirectMail Corp.(a)                          17,700      772,163
-----------------------------------------------------------------------
Gymboree Corp.(a)                                   33,600      768,600
-----------------------------------------------------------------------
Home Depot, Inc.                                     3,000      150,375
-----------------------------------------------------------------------
Jones Apparel Group, Inc.(a)                        25,000      934,375
-----------------------------------------------------------------------
Kohl's Corp.(a)                                     20,900      820,325
-----------------------------------------------------------------------
Lowe's Companies, Inc.                              28,700    1,018,850
-----------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                      42,250    1,035,125
-----------------------------------------------------------------------
Meyer (Fred), Inc.(a)                               28,300    1,004,650
-----------------------------------------------------------------------
Micro Warehouse, Inc.(a)                            34,400      404,200
-----------------------------------------------------------------------
Neiman Marcus Group, Inc. (The)(a)                   9,000      229,500
-----------------------------------------------------------------------
Oakley, Inc.(a)                                     57,800      628,575
-----------------------------------------------------------------------
Pep Boys - Manny, Moe & Jack                        27,400      842,550
-----------------------------------------------------------------------
Petco Animal Supplies, Inc.(a)                      25,600      531,200
-----------------------------------------------------------------------
PETSMART, Inc.(a)                                   57,300    1,253,438
-----------------------------------------------------------------------
Ross Stores, Inc.                                   12,700      635,000
-----------------------------------------------------------------------
Saks Holdings, Inc.(a)                               8,200      221,400
-----------------------------------------------------------------------
Sports Authority, Inc. (The)(a)                     50,250    1,092,937
-----------------------------------------------------------------------
Staples, Inc.(a)                                   129,425    2,337,739
-----------------------------------------------------------------------
Sunglass Hut International, Inc.(a)                 18,200      131,950
-----------------------------------------------------------------------
Tech Data Corp.(a)                                  46,500    1,272,938
-----------------------------------------------------------------------
Tiffany & Co.                                       21,500      787,437
-----------------------------------------------------------------------
TJX Companies, Inc.                                 21,300    1,009,087
-----------------------------------------------------------------------
Toys "R" Us, Inc.(a)                                74,600    2,238,000
-----------------------------------------------------------------------
Viking Office Products, Inc.(a)                     82,700    2,207,056
-----------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                            13,000      472,875
-----------------------------------------------------------------------
                                                             34,010,373
-----------------------------------------------------------------------

SCIENTIFIC INSTRUMENTS - 0.02%

Input/Output, Inc.(a)                                4,500       83,250
-----------------------------------------------------------------------

SEMICONDUCTORS - 3.15%

Advanced Micro Devices, Inc.(a)                     39,800    1,024,850
-----------------------------------------------------------------------
Altera Corp.(a)                                     26,300    1,911,681
-----------------------------------------------------------------------
Applied Materials, Inc.(a)                          25,000      898,438
-----------------------------------------------------------------------
Intel Corp.                                         38,200    5,001,813
-----------------------------------------------------------------------
KLA Instruments Corp.(a)                            16,600      589,300
-----------------------------------------------------------------------
National Semiconductor Corp.(a)                     35,000      853,125
-----------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                     MARKET
                                                       SHARES        VALUE
SEMICONDUCTORS - (CONTINUED)

Novellus Systems, Inc.(a)                                3,600    $    195,075
------------------------------------------------------------------------------
SGS-Thomson Microelectronics N.V. - New York shares
 (France)(a)                                             4,400         308,000
------------------------------------------------------------------------------
Solectron Corp.(a)                                       8,700         464,362
------------------------------------------------------------------------------
Tencor Instruments(a)                                    8,000         211,000
------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(a)                           4,000         182,000
------------------------------------------------------------------------------
                                                                    11,639,644
------------------------------------------------------------------------------

SHOES & RELATED APPAREL - 1.08%

Nike, Inc. - Class B                                    28,000       1,673,000
------------------------------------------------------------------------------
Nine West Group, Inc.(a)                                43,900       2,035,862
------------------------------------------------------------------------------
Wolverine World Wide, Inc.                               9,900         287,100
------------------------------------------------------------------------------
                                                                     3,995,962
------------------------------------------------------------------------------

TELECOMMUNICATIONS - 5.45%

ACC Corp.                                               12,000         363,000
------------------------------------------------------------------------------
ADC Telecommunications, Inc.(a)                         84,300       2,623,838
------------------------------------------------------------------------------
Andrew Corp.(a)                                         45,862       2,433,552
------------------------------------------------------------------------------
Aspect Telecommunications Corp.(a)                      18,300       1,162,050
------------------------------------------------------------------------------
Billing Information Concepts(a)                         14,700         422,625
------------------------------------------------------------------------------
Nokia Oy A.B. - Class A (Finland)                        4,300         249,587
------------------------------------------------------------------------------
Nokia Oy A.B-ADR - Class A (Finland)                    33,000       1,901,625
------------------------------------------------------------------------------
PairGain Technologies, Inc.(a)                          95,800       2,915,913
------------------------------------------------------------------------------
PictureTel Corp.(a)                                     15,000         390,000
------------------------------------------------------------------------------
Premisys Communications, Inc.(a)                        30,600       1,032,750
------------------------------------------------------------------------------
QUALCOMM, Inc.(a)                                       16,600         661,925
------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-ADR (Sweden)            90,320       2,726,535
------------------------------------------------------------------------------
Tellabs, Inc.(a)                                        45,200       1,700,650
------------------------------------------------------------------------------
U.S. Long Distance Corp.(a)                              9,300          74,400
------------------------------------------------------------------------------
Western Wireless Corp. - Class A(a)                     26,000         360,750
------------------------------------------------------------------------------
WorldCom, Inc.(a)                                       43,800       1,141,537
------------------------------------------------------------------------------
                                                                    20,160,737
------------------------------------------------------------------------------

TELEPHONE - 0.25%

Cincinnati Bell, Inc.                                   15,000         924,375
------------------------------------------------------------------------------

TEXTILES - 1.91%

Designer Holdings Ltd.(a)                                7,100         114,488
------------------------------------------------------------------------------
Gucci Group N.V.-ADR (Netherlands)                      14,800         945,350
------------------------------------------------------------------------------
Liz Claiborne, Inc.                                     35,700       1,378,912
------------------------------------------------------------------------------
Nautica Enterprises, Inc.(a)                            41,300       1,042,825
------------------------------------------------------------------------------
Russel Corp.                                            26,300         782,425
------------------------------------------------------------------------------
Tommy Hilfiger Corp.(a)                                 38,700       1,857,600
------------------------------------------------------------------------------
Unifi, Inc.                                             29,500         947,687
------------------------------------------------------------------------------
                                                                     7,069,287
------------------------------------------------------------------------------

TRANSPORTATION - 0.18%

AirNet Systems, Inc.(a)                                 20,000         295,000
------------------------------------------------------------------------------
Rural/Metro Corp.(a)                                    10,000         360,000
------------------------------------------------------------------------------
                                                                       655,000
------------------------------------------------------------------------------

                                                                     MARKET
                                                      SHARES         VALUE
TRUCKING - 0.12%

U.S. Freightways Corp.                                  15,900    $    436,256
-------------------------------------------------------------------------------
  Total Common Stocks                                              324,666,547
-------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                      AMOUNT
CONVERTIBLE BONDS - 0.06%

FINANCE (CONSUMER CREDIT) - 0.06%

Cityscape Financial Corp., Conv. Sub. Deb., 6.00%,
 05/01/06                                           $  225,000         228,938
-------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 5.27%

U.S. TREASURY BILLS(b)
5.22%, 01/02/97                                      5,505,000(c)    5,504,244
-------------------------------------------------------------------------------
4.64%, 02/06/97                                      1,250,000       1,244,325
-------------------------------------------------------------------------------
5.03%, 03/27/97                                     12,900,000(c)   12,753,714
-------------------------------------------------------------------------------
  Total U.S. Treasury Securities                                    19,502,283
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 7.27%(d)

Daiwa Securities America Inc., 6.25%, 01/02/97(e)   26,887,387      26,887,387
-------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.33%                              371,285,155
-------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.33%)                             (1,221,990)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                              $370,063,165
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal amount was pledged as collateral for open futures contracts at 12/31/96. See Note 6 to Financial Statements.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/96 with a maturing value of $360,125,000. Collateralized by $355,195,000 U.S. Treasury obligations, 0% to 8.875% due 06/12/97 to 08/15/26.

Abbreviations:
ADR  - American Depository Receipt
Conv.- Convertible
Deb. - Debentures
Sub. - Subordinated

See Notes to Financial Statements.

                      AIM V.I. CAPITAL APPRECIATION FUND
8

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996


ASSETS:
Investments, at market value (cost $295,718,658)          $371,285,155
----------------------------------------------------------------------
Receivables for:
 Investments sold                                              737,799
----------------------------------------------------------------------
 Capital stock sold                                            281,951
----------------------------------------------------------------------
 Dividends and interest                                         69,820
----------------------------------------------------------------------
Investment for deferred compensation plan                       12,698
----------------------------------------------------------------------
Organizational costs, net                                        3,857
----------------------------------------------------------------------
Other assets                                                       894
----------------------------------------------------------------------
  Total assets                                             372,392,174
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       1,506,462
----------------------------------------------------------------------
 Capital stock reacquired                                      178,464
----------------------------------------------------------------------
 Variation margin                                              386,900
----------------------------------------------------------------------
 Deferred compensation plan                                     12,698
----------------------------------------------------------------------
Accrued advisory fees                                          198,353
----------------------------------------------------------------------
Accrued directors' fees                                          1,785
----------------------------------------------------------------------
Accrued administrative services fees                             4,631
----------------------------------------------------------------------
Accrued operating expenses                                      39,716
----------------------------------------------------------------------
  Total liabilities                                          2,329,009
----------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING               $370,063,165

======================================================================
Capital shares, $.001 par value per share:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                19,043,829
======================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE  $      19.43
======================================================================


STATEMENT OF OPERATIONS
For the year ended December 31, 1996


INVESTMENT INCOME:
Dividends (net of $6,874 foreign withholding tax)            $   617,154
------------------------------------------------------------------------
Interest                                                       2,033,202
------------------------------------------------------------------------
  Total investment income                                      2,650,356
------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                  1,884,838
------------------------------------------------------------------------
Custodian fees                                                   112,537
------------------------------------------------------------------------
Administrative services fees                                      46,623
------------------------------------------------------------------------
Directors' fees and expenses                                       7,498
------------------------------------------------------------------------
Organizational costs                                               2,892
------------------------------------------------------------------------
Other                                                             74,463
------------------------------------------------------------------------
  Total expenses                                               2,128,851
------------------------------------------------------------------------
Net investment income                                            521,505
------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
 FUTURES CONTRACTS:

NET REALIZED GAIN FROM:

Investment securities                                          4,609,186
------------------------------------------------------------------------
Futures contracts                                              2,349,285
------------------------------------------------------------------------
                                                               6,958,471
------------------------------------------------------------------------

UNREALIZED APPRECIATION OF:

Investment securities                                         36,218,687
------------------------------------------------------------------------
Futures contracts                                                392,348
------------------------------------------------------------------------
                                                              36,611,035
------------------------------------------------------------------------
Net gain on investment securities and futures contracts       43,569,506
------------------------------------------------------------------------
Net increase in net assets resulting from operations         $44,091,011
========================================================================

See Notes to Financial Statements.


                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1996 and the eleven months ended December 31,
1995

                                                       1996          1995
                                                   ------------  ------------

OPERATIONS:

 Net investment income                             $    521,505  $    532,603
------------------------------------------------------------------------------
 Net realized gain from investment securities and
  futures contracts                                   6,958,471     3,521,243
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities and futures contracts                   36,611,035    33,203,988
------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                        44,091,011    37,257,834
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                (546,109)      (45,369)
------------------------------------------------------------------------------
Net increase from capital stock transactions        114,365,840    86,762,686
------------------------------------------------------------------------------
  Net increase in net assets                        157,910,742   123,975,151
------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                               212,152,423    88,177,272
------------------------------------------------------------------------------
  End of period                                    $370,063,165  $212,152,423
==============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)       $287,275,923  $172,910,083
------------------------------------------------------------------------------
  Undistributed net investment income                   491,407       516,011
------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from
   investment securities and futures contracts        6,467,448      (491,023)
------------------------------------------------------------------------------
  Unrealized appreciation of investment securities
   and futures contracts                             75,828,387    39,217,352
------------------------------------------------------------------------------
                                                   $370,063,165  $212,152,423
==============================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
December 31, 1996

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Capital Appreciation Fund (the "Fund"). The Fund's investment objective is to seek capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
 The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - Equity securities, including warrants, that are traded on a national securities exchange or NASDAQ National Market System are valued at the last reported sales price or, in the case of over-the-counter securities or if there has been no sale that day, at the mean between the closing bid and asked prices on that day. Securities traded in the over-the-counter market, except (i) securities for which representative exchange prices are available, and (ii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost which approximates market value. Short-term securities that mature in more than 60 days are valued at current market quotations. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by, or under the authority of, the Board of Directors.

                      AIM V.I. CAPITAL APPRECIATION FUND
10

B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Organizational Costs - Organizational costs for the Fund of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $46,623 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1996, the Fund incurred legal fees of $3,382 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31 , 1996 was $255,239,342 and $151,685,013, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1996 is as follows:

Aggregate unrealized appreciation of investment securities    $84,767,082
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (9,348,830)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $75,418,252
==========================================================================

Cost of investments for tax purposes is $295,866,903.

NOTE 5 - CAPITAL STOCK
Changes in capital stock outstanding during the year ended December 31, 1996 and the eleven months ended December 31, 1995 were as follows:

                                    1996                    1995
                           -----------------------  ----------------------
                            SHARES       AMOUNT      SHARES      AMOUNT
                           ---------  ------------  ---------  -----------
Sold                       7,080,357  $129,652,839  6,155,688  $96,675,587
---------------------------------------------------------------------------
Issued as reinvestment of
 distributions                28,864       546,109      2,823       45,369
---------------------------------------------------------------------------
Reacquired                  (887,800)  (15,833,108)  (654,458)  (9,958,270)
---------------------------------------------------------------------------
                           6,221,421  $114,365,840  5,504,053  $86,762,686
===========================================================================

NOTE 6 - OPEN FUTURES CONTRACTS
On December 31, 1996, $853,000 principal amount of U.S. Treasury bills were pledged as collateral to cover margin requirements for open futures contracts:
 Open futures contracts at December 31, 1996 were as follows:

                  NO. OF                       UNREALIZED
CONTRACT        CONTRACTS   MONTH  COMMITMENT APPRECIATION
S&P 500 Index  53 contracts Mar 97    Buy       $261,890

                      AIM V.I. CAPITAL APPRECIATION FUND

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the year ended December 31, 1996, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                    DECEMBER 31,              JANUARY 31,
                                  ---------------------     -----------------
                                    1996         1995        1995      1994
                                  --------     --------     -------   -------
Net asset value, beginning of
 period                           $  16.55     $  12.05     $ 12.58   $ 10.00
--------------------------------  --------     --------     -------   -------
Income from investment
 operations:
  Net investment income               0.02         0.04        0.05        --
--------------------------------  --------     --------     -------   -------
  Net gains (losses) on
   securities (both realized and
   unrealized)                        2.89         4.46       (0.54)     2.59
--------------------------------  --------     --------     -------   -------
   Total from investment
    operations                        2.91         4.50       (0.49)     2.59
--------------------------------  --------     --------     -------   -------
Less distributions:
  Dividends from net investment
   income                            (0.03)          --       (0.04)    (0.01)
--------------------------------  --------     --------     -------   -------
Net asset value, end of period    $  19.43     $  16.55     $ 12.05   $ 12.58
================================  ========     ========     =======   =======
Total return(a)                      17.58%       37.38%      (3.91)%   25.90%
================================  ========     ========     =======   =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s
 omitted)                         $370,063     $212,152     $88,177   $35,354
================================  ========     ========     =======   =======
Ratio of expenses to average net
 assets                               0.73%(b)     0.75%(c)    0.84%     1.06%(c)
================================  ========     ========     =======   =======
Ratio of net investment income
 to average net assets                0.18%(b)     0.39%(c)    0.46%     0.07%(c)
================================  ========     ========     =======   =======
Portfolio turnover rate                 59%          37%         81%       34%
================================  ========     ========     =======   =======
Average broker commission
 rate(d)                          $ 0.0592          N/A         N/A       N/A
================================  ========     ========     =======   =======

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $293,306,287.
(c) Annualized.
(d) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

NOTE 8 - SUBSEQUENT EVENT
On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.

                      AIM V.I. CAPITAL APPRECIATION FUND
12

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Capital Appreciation Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 , and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Capital Appreciation Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 1997

                      AIM V.I. CAPITAL APPRECIATION FUND

The Managers' Overview


FUND'S DIVERSIFIED APPROACH MEETS
THE CHALLENGE OF TURBULENT BOND MARKET

A roundtable discussion with the Fund management team for
AIM V.I. Diversified Income Fund for the fiscal year ended December 31, 1996.
-------------------------------------------------------------------------------------------------------------------------------
Q. HOW DID THE FUND PERFORM                    the factors that influence them vary.         rate debt, second only to 1993's record
DURING THE REPORTING PERIOD ?                  Holding all three types of bonds              $416 billion according to The Wall
A. Uncertain economic conditions and           diversifies the investment risk               Street Journal.  In 1996, $78 billion
ongoing inflation concerns created             associated with any one class, and that       of new issues were high-yielded securi-
dramatic volatility that tested financial      may lower the Fund's volatility and enhance   ties.
markets in 1996, particularly for fixed-       its return potential.                              The significant yield advantage of
income investors. Thanks to its diversified        At the end of the reporting period,       high yield issues, healthy cash flow
approach, the Fund managed to outper-          investment-grade bonds and cash com-          growth, and substantial investor de-
form the overall returns for most bond         prised 42% of the portfolio, followed by      mand, made the high-yield sector a top
asset classes-its total return was 10.19%      36% in foreign bonds with the balance         performer in 1996.
compared to 3.29% for the Lehman               in high-yield bonds.
Aggregate Bond Index and 7.95% for the                                                       Q. HOW DID FOREIGN BONDS PERFORM DURING
Lipper General Bond Fund Index.                Q. WHAT FACTORS AFFECTED THE PER-             THE PERIOD?
                                               FORMANCE OF FIXED-INCOME MARKETS              A. Most foreign bond markets performed
Q. HOW DID YOU MANAGE THE FUND                 DURING 1996?                                  well for the year, particularly in
DURING THE PERIOD?                             A. It was a year of mixed signals             Europe.  Clearly, the drive to comply
A. We use a "three-=legged stool" approach     for fixed-income markets. Investors           with European Monetary Union (EMU)
to investing, holding securities in three      in investment-grade bonds were con-           standards has been a significant in-
bond-market segments: high-yield bonds,        cerned about the direction of the             fluence behind the economic environ-
foreign bonds, and investment-grade            domestic economy.                             ment in Europe.  Many countries are
bonds. These three classes of debt securi-         Indications of surprisingly               attacking budget deficits and em-
ties tend to perform differently because       strong economic growth in the U.S.            bracing policies designed to lower
                                               early in the year sent most domestic          inflation and debt in a scramble to
                                               bond prices tumbling the first half           qualify for EMU.  AS a result, many
                                               of 1996.  Investment-grade domestic           European bond markets performed well
Top 5 Holdings                                 bonds began to recover in the fall            over the course of 1996.
As of 12/31/96                                 when it became apparent that economic              The Fund was invested in many of
                                               growth was moderate and without inflation.    the better-performing markets including
1. U.S. Treasury Note 6.5% 05/2001                                                           Italy, the United Kingdom, and Sweden.
2. LKB-Global 6.00% 01/2006                    Q. HOW WERE HIGH-YIELD SECURITIES             Outside Europe, the Fund also partic-
3. KFW International Finance                      AFFECTED?                                  ipated in top-performing markets like
   11.625% 11/1998                             A. The perspective was quite different        Australia, New Zealand, and Canada.
4. Kingdom of Denmark 8.00% 11/2001            for high-yield securities.  Investors in
5. Swedish Government 10.25% 05/2003           high-yield bonds welcome a lively economy.    Q. HOW DID INVESTMENT-GRADE DOMESTIC
                                               Healthy economic growth tends to improve      BONDS REACT TO ECONOMIC UNCERTAINTY
Please keep in mind that the Fund's            the earnings capacity of the bond-issuing     IN THE U.S.?
portfolio composition is subject to            companies and ease credit concerns for        A. During the first quarter of 1996,
change and there is no assurance               lower-quality debt-issuers.                   the perception that the economy was
the Fund will continue to hold any                  Corporate treasurers, who also relish    growing faster than its long-term
particular security.                           healthy economic growth and low interest      potential led investors to believe
                                               rates, issued nearly $405 billion in corpo-   that the Federal Reserve Board would
                                                                                             raise short-term interest rates to curb
                                                                                             inflation.  In turn, yields on domestic
                                                                                             investment-grade bonds increased,


                       AIM V.I. DIVERSIFIED INCOME FUND
14


taking bond prices down.  Bond prices           Q.  HOW WAS THE FUND POSITIONED AT              Q.  WHAT IS YOUR MARKET OUTLOOK?
began to recover in the fall when it            THE END OF THE REPORTING PERIOD?                A.  The Fund's diversified style of
became apparent that economic growth            A.  There were 150 holdings in the              investing will continue to moderate
was moderate, without rising                    Fund as of December 31, 1996.                   volatility and enhance total return
inflation.                                      Weighted average maturity for the               opportunities.  The U.S. economy is
   Reflecting these changing expecta-           Fund, which is an average of the                growing at a reasonable rate without
tions, the yield on the 10-year U.S.            term of maturity remaining on each              rising inflation, and that reduces
Treasury note ranged from a low of              of the Fund's bond holdings, was                the likelihood that interest rates
5.5% in January to a high of 7.1% in            approximately nine years.  Duration,            may increase over the near term.
June, before closing at 6.4% for the            which is the average time it takes              In recent testimony before Congress,
year.                                           to receive the interest and the                 Fed Chairman Alan Greenspan said,
   The advance and then decline in              principal on a bond, was about six              "The economy has retained
market yields over the course of                years.                                          considerable vigor, with few signs
1996 led one market strategist to dub               The Fund had an average portfolio           of the imbalances and inflationary
it "a round-trip year."  Despite the            quality rating of "A" as measured by            tensions that have disrupted past
fluctuations experienced in the                 Standard & Poor's Corporation (S&P)             expansions."
domestic investment-grade market                and Moody's Investor Service (Moody's),             Less interest rate volatility
in 1996, the Fund's diversified                 two widely known credit rating                  means less risk.  If the current
approach moderated this volatility              agencies, and other nationally                  positive environment can be
while providing enhanced total                  recognized securities rating                    sustained, the results should be
return.                                         organizations.  These ratings are               favorable for all investors.  If
                                                historical and are based on analysis            economic performance deviates
                                                of the credit quality of the                    substantially from current
                                                individual securities in the Fund's             expectations, the Fund's diversi-
                                                portfolio, composition, and                     fied approach to investing should
                                                management.                                     perform well even under more
                                                                                                volatile conditions.

Growth of a $10,000 Investment
From 5/5/93 - 12/31/96

                 AIM V.I. Diversified        Lehman Brothers
                     Income Fund           Aggregate Bond Index
        (In thousands)
5/5/93                  $10,000                $10,000
7/30/93                   9,980                 10,252
10/29/93                 10,240                 10,499
1/31/94                  10,622                 10,607
4/29/94                  10,833                 10,084
7/29/94                  10,165                 10,261
10/31/94                 10,276                 10,113
1/31/95                  10,230                 10,361
4/28/95                  10,146                 10,822
7/31/95                  10,795                 11,298
10/31/95                 11,281                 11,696
1/31/96                  11,733                 12,117
4/30/96                  12,054                 11,756
7/31/96                  12,258                 11,922
10/31/96                 12,881                 12,378
12/31/96                 13,204                 12,472

                                                   Past performance cannot guarantee
                                                   comparable future results.

AVERAGE ANNUAL TOTAL RETURN
As of 12/31/96
1 Year                   10.19%
Inception (5/5/93)        7.89

The performance figures shown represent the AIM V.I. Diversified Income Fund and are not intended to reflect actual annuity values, and do not reflect charges at the separate account level which, if applied, would lower the performance results. The Fund's performance figures are historical and reflect reinvestment of all distributions and changes in the net asset value. The
Fund's investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Source:
Towers Data Systems HYPO--Registered Trademark--.
   The Lehman Brothers Aggregate Bond Index is an unmanaged index generally considered representative of treasury, agency, corporate, and mortgage-backed debt securities. Results shown are for the period 4/30/93 through 12/31/96.
Source: Lehman Brothers.
   An investment cannot be made in any index listed. Index results include reinvestment dividends.

                                ---------------
                                If the current

                             positive environment

                               can be sustained,

                        the results should be favorable

                              for all investors.
                                ---------------


                     AIM V.I. DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS
December 31, 1996

                                                      PRINCIPAL     MARKET
                                                      AMOUNTS(a)    VALUE
U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS &
 NOTES - 45.28%

ADVERTISING/BROADCASTING - 2.87%

Katz Media Corp., Sr. Sub. Notes, 10.50%, 01/15/07
 (acquired 12/13/96; cost $60,000)(b)                 $   60,000 $     61,575
-----------------------------------------------------------------------------
Time Warner, Inc.
 Deb., 6.85%, 01/15/26                                   500,000      491,595
-----------------------------------------------------------------------------
 Notes, 8.18%, 08/15/07                                  750,000      781,950
-----------------------------------------------------------------------------
Viacom, Inc., Sr. Notes, 7.75%, 06/01/05                 500,000      491,000
-----------------------------------------------------------------------------
                                                                    1,826,120
-----------------------------------------------------------------------------

AIRLINES - 0.66%

Airplanes Pass Through Trust, Sub. Bonds, 10.875%,
 03/15/19                                                300,000      333,189
-----------------------------------------------------------------------------
Greenwich Air Services, Inc., Sr. Notes, 10.50%,
 06/01/06                                                 80,000       86,000
-----------------------------------------------------------------------------
                                                                      419,189
-----------------------------------------------------------------------------

AUTOMOBILE (MANUFACTURERS) - 0.73%

General Motors Corp., Deb., 8.80%, 03/01/21              400,000      462,572
-----------------------------------------------------------------------------

AUTOMOBILE/TRUCK PARTS & TIRES - 0.34%

Blue Bird Body Co., Sr. Sub. Notes, 10.75%, 11/15/06
 (acquired 11/13/96-11/20/96;
 cost $111,964)(b)                                       110,000      115,225
-----------------------------------------------------------------------------
CSK Auto Inc., Sr. Sub. Notes, 11.00%, 11/01/06
 (acquired 10/23/96; cost $100,000)(b)                   100,000      103,875
-----------------------------------------------------------------------------
                                                                      219,100
-----------------------------------------------------------------------------

BANKING - 4.48%

Bankers Trust New York Corp., Gtd. Notes, 7.75%,
 12/01/26 (acquired 11/22/96; cost $586,554)(b)          600,000      576,849
-----------------------------------------------------------------------------
Deutsche Bank Financial, Gtd. Notes, 6.70%, 12/13/06     750,000      737,055
-----------------------------------------------------------------------------
First Union Bancorp, Sub. Deb., 7.50%, 04/15/35          800,000      843,352
-----------------------------------------------------------------------------
Mercantile Bank, Sub. Notes, 6.375%, 01/15/04            300,000      289,794
-----------------------------------------------------------------------------
Sovereign Bancorp, Inc., Sub. Notes, 8.00%, 03/15/03     400,000      408,240
-----------------------------------------------------------------------------
                                                                    2,855,290
-----------------------------------------------------------------------------

BEVERAGES (SOFT DRINKS) - 1.53%

Coca-Cola Enterprises, Inc., Putable Notes, 7.24%,
 06/20/20(c)                                           5,000,000      973,350
-----------------------------------------------------------------------------

CABLE TELEVISION - 2.31%

Fundy Cable Ltd., Sr. Yankee Sec. Second Priority
 Notes, 11.00%, 11/15/05                                  60,000       63,750
-----------------------------------------------------------------------------
Heartland Wireless Communications Inc., Sr. Notes,
 14.00%, 10/15/04 (acquired 12/17/96; cost
 $120,000)(b)                                            120,000      124,800
-----------------------------------------------------------------------------
Marcus Cable Operating Co., Sr. Disc. Notes, 13.50%,
 08/01/04(d)                                             700,000      575,750
-----------------------------------------------------------------------------

                                                        PRINCIPAL   MARKET
                                                        AMOUNTS(a)  VALUE

CABLE TELEVISION - (CONTINUED)

Rifkin Acquisition Partners L.L.P., Sr. Sub. Notes,
 11.125%, 01/15/06                                      $  100,000 $    104,000
-------------------------------------------------------------------------------
TeleWest Communications PLC, Sr. Yankee Disc. Deb.,
 11.00%, 10/01/07(d)                                       170,000      118,363
-------------------------------------------------------------------------------
United International Holdings, Inc., Sr. Disc. Notes,
 12.78%, 11/15/99(c)                                       400,000      288,500
-------------------------------------------------------------------------------
Wireless One, Inc., Sr. Notes, 13.00%, 10/15/03            200,000      196,000
-------------------------------------------------------------------------------
                                                                      1,471,163
-------------------------------------------------------------------------------

CHEMICALS - 1.15%

Crain Industries, Inc., Sr. Sub. Notes, 13.50%,
 08/15/05                                                  180,000      203,850
-------------------------------------------------------------------------------
LaRoche Industries, Inc., Sr. Sub. Notes, 13.00%,
 08/15/04                                                  100,000      108,000
-------------------------------------------------------------------------------
PrintPack Inc., Sr. Sub. Notes, 10.625%, 08/15/06
 (acquired 08/15/96-09/04/96; cost $160,875)(b)            160,000      166,400
-------------------------------------------------------------------------------
Sterling Chemicals, Inc., Sr. Sub. Notes, 11.75%,
 08/15/06                                                  100,000      106,000
-------------------------------------------------------------------------------
Tri Polyta Finance B.V., Yankee Sec. Gtd. Notes,
 11.375%, 12/01/03                                         140,000      146,300
-------------------------------------------------------------------------------
                                                                        730,550
-------------------------------------------------------------------------------

CONSUMER NON-DURABLES - 0.23%

Hines Horticulture, Inc., Sr. Sub. Notes, 11.75%,
 10/15/05                                                  140,000      149,100
-------------------------------------------------------------------------------
CONTAINERS - 0.84%
Ivex Packaging Corp., Sr. Sub. Notes, 12.50%, 12/15/02     390,000      425,100
-------------------------------------------------------------------------------
Owens-Illinois, Inc., Sr. Sub. Notes, 10.50%, 06/15/02     100,000      106,250
-------------------------------------------------------------------------------
                                                                        531,350
-------------------------------------------------------------------------------

ELECTRIC POWER - 0.89%

AES China Generating Co., Sr. Yankee Notes, 10.125%,
 12/15/06                                                   40,000       41,700
-------------------------------------------------------------------------------
El Paso Electric Co., First Mortgage Bonds, 8.90%,
 02/01/06                                                  500,000      522,265
-------------------------------------------------------------------------------
                                                                        563,965
-------------------------------------------------------------------------------

FINANCE (CONSUMER CREDIT) - 4.16%

Associates Corp. of North America, Deb., 7.95%,
 02/15/10                                                  750,000      809,107
-------------------------------------------------------------------------------
GMAC, Notes, 9.00%, 10/15/02                               750,000      825,758
-------------------------------------------------------------------------------
Household Finance Corp., Notes, 7.125%, 09/01/05         1,000,000    1,011,050
-------------------------------------------------------------------------------
                                                                      2,645,915
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND
16

                                                       PRINCIPAL    MARKET
                                                       AMOUNTS(a)   VALUE

FINANCE (LEASING COMPANIES) - 0.69%

Sea Containers, Ltd., Series B Sr. Yankee Sub. Deb.,
 12.50%, 12/01/04                                      $ 400,000  $    442,000
------------------------------------------------------------------------------

FOOD/PROCESSING - 0.23%

International Home Foods Inc., Sr. Sub. Notes,
 10.375%, 11/01/06 (acquired 10/29/96; cost
 $80,000)(b)                                              80,000        83,600
------------------------------------------------------------------------------
Pilgrim's Pride Corp., Sr. Sub. Notes, 10.875%,
 08/01/03                                                 60,000        60,075
------------------------------------------------------------------------------
                                                                       143,675
------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES - 1.15%

Province Of Manitoba, Yankee Bonds, 7.75%, 07/17/16      700,000       731,927
------------------------------------------------------------------------------

FURNITURE - 0.50%

Simmons Co., Sr. Sub. Notes, 10.75%, 04/15/06            300,000       317,250
------------------------------------------------------------------------------

GAMING - 0.78%

Coast Hotels & Casinos Inc., Series B Sec. First Mtg.
 Gtd. Notes, 13.00%, 12/15/02                            180,000       199,350
------------------------------------------------------------------------------
Trump Atlantic City Associates, Secured First Mtg.
 Gtd. Notes, 11.25%, 05/01/06                            300,000       298,500
------------------------------------------------------------------------------
                                                                       497,850
------------------------------------------------------------------------------

GAS DISTRIBUTION - 0.84%

Ferrellgas Partners, Sr. Notes, 9.375%, 06/15/06         525,000       536,156
------------------------------------------------------------------------------

HOTELS/MOTELS - 2.02%

ITT Corp., Gtd. Deb., 7.375%, 11/15/15                   750,000       720,855
------------------------------------------------------------------------------
John Q. Hammons Hotels Inc., Gtd. First Mtg. Notes,
 9.75%, 10/01/05                                         550,000       562,375
------------------------------------------------------------------------------
                                                                     1,283,230
------------------------------------------------------------------------------

INSURANCE (LIFE & HEALTH) - 0.12%

Americo Life Inc., Sr. Sub. Notes, 9.25%, 06/01/05        75,000        75,000
------------------------------------------------------------------------------

LEISURE & RECREATION - 0.27%

Icon Health & Fitness, Sr. Sub. Notes, 13.00%,
 07/15/02                                                150,000       170,437
------------------------------------------------------------------------------

MACHINERY (HEAVY) - 0.47%

Fairfield Manufacturing Co., Inc., Sr. Sub. Notes,
 11.375%, 07/01/01                                       100,000       105,000
------------------------------------------------------------------------------
PrimeCo. Inc., Sr. Sub. Notes, 12.75%, 03/01/05          167,000       191,215
------------------------------------------------------------------------------
                                                                       296,215
------------------------------------------------------------------------------

MACHINERY (MISCELLANEOUS) - 1.02%

AM General Corp., Sr. Notes, 12.875%, 05/01/02           130,000       124,312
------------------------------------------------------------------------------
Interlake Corp., Sr. Notes, 12.00%, 11/15/01             200,000       215,250
------------------------------------------------------------------------------
MVE Inc., Sr. Notes, 12.50%, 02/15/02                    190,000       202,588
------------------------------------------------------------------------------
Spinnaker Industries Inc., Sr. Sec. Notes, 10.75%,
 10/15/06 (acquired 10/18/96; cost $100,000)(b)          100,000       104,250
------------------------------------------------------------------------------
                                                                       646,400
------------------------------------------------------------------------------

MEDICAL INSTRUMENTS/PRODUCTS - 0.85%

Dade International Inc., Series B Sr. Sub. Notes,
 11.125%, 05/01/06                                        80,000        87,000
------------------------------------------------------------------------------

                                                        PRINCIPAL   MARKET
                                                        AMOUNTS(a)  VALUE

MEDICAL INSTRUMENTS/PRODUCTS - (CONTINUED)

Dynacare Inc., Yankee Sr. Notes, 10.75%, 01/15/06       $ 170,000  $    172,550
-------------------------------------------------------------------------------
Graphic Controls Corp., Series A Sr. Sub. Notes,
 12.00%, 09/15/05                                         150,000       166,875
-------------------------------------------------------------------------------
IMED Corp., Sr. Sub. Notes, 9.75%, 12/01/06 (acquired
 11/19/96; cost $110,000)(b)                              110,000       112,338
-------------------------------------------------------------------------------
                                                                        538,763
-------------------------------------------------------------------------------

METALS - 0.56%

Rio Algom Ltd., Yankee Deb., 7.05%, 11/01/05              370,000       359,736
-------------------------------------------------------------------------------

NATURAL GAS PIPELINE - 0.70%

Enron Corp., Sr. Sub. Deb., 6.75%, 07/01/05               450,000       445,554
-------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 1.33%

Abraxas Petroleum Corp., Sr. Notes, 11.50%, 11/01/04
 (acquired 11/05/96-12/03/96; cost $160,900)(b)           160,000       171,600
-------------------------------------------------------------------------------
Mariner Energy Corp., Sr. Sub. Notes, 10.50%, 08/01/06
 (acquired 08/12/96-09/04/96: cost $170,538)(b)           170,000       181,050
-------------------------------------------------------------------------------
Talisman Energy, Inc., Yankee Deb., 7.125%, 06/01/07      500,000       492,460
-------------------------------------------------------------------------------
                                                                        845,110
-------------------------------------------------------------------------------

OIL & GAS (INTEGRATED) - 0.13%

Wainoco Oil Corp., Sr. Notes, 12.00%, 08/01/02             80,000        82,400
-------------------------------------------------------------------------------

OIL & GAS (SERVICES) - 0.10%

Falcon Drilling Co., Inc., Series B Sr. Notes, 9.75%,
 01/15/01                                                  60,000        63,150
-------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS - 1.20%

RAPP International Finance, Gtd. Yankee Sec. Notes,
 11.50%, 12/15/00                                         150,000       159,375
-------------------------------------------------------------------------------
Repap New Brunswick, Sr. Yankee Second Priority Sec.
 Notes, 10.625%, 04/15/05                                 170,000       178,500
-------------------------------------------------------------------------------
Riverwood International Corp., Sr. Gtd. Sub. Notes,
 10.875%, 04/01/08                                        210,000       195,300
-------------------------------------------------------------------------------
Uniforet Inc., Sr. Yankee Gtd. Notes, 11.125%,
 10/15/06 (acquired 10/07/96-12/18/96; cost
 $114,550)(b)                                             115,000       107,525
-------------------------------------------------------------------------------
United Stationer Supply, Sr. Sub. Notes, 12.75%,
 05/01/05                                                 110,000       122,650
-------------------------------------------------------------------------------
                                                                        763,350
-------------------------------------------------------------------------------

POLLUTION CONTROL - 1.38%

WMX Technologies, Inc., Notes, 7.10%, 08/01/26            850,000       878,492
-------------------------------------------------------------------------------

PUBLISHING - 1.46%

MDC Communications Corp., Sr. Sub. Yankee Notes,
 10.50%, 12/01/06                                          80,000        82,700
-------------------------------------------------------------------------------
News America Holdings, Inc., Sr. Gtd. Deb., 9.25%,
 02/01/13                                                 750,000       843,337
-------------------------------------------------------------------------------
                                                                        926,037
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                        PRINCIPAL   MARKET
                                                        AMOUNTS(a)  VALUE

RAILROADS - 0.28%

Johnstown America Industries, Inc., Sr. Sub. Notes,
 11.75%, 08/15/05                                       $ 185,000  $    178,525
-------------------------------------------------------------------------------

REAL ESTATE - 1.20%

Finova Capital Corp., Notes, 7.40%, 05/06/06              750,000       765,428
-------------------------------------------------------------------------------

RETAIL (FOOD & DRUG) - 0.80%

Great Atlantic & Pacific Tea Co., Inc., Yankee Notes,
 7.78%, 11/01/00
 (acquired 10/18/95; cost $500,000)(b)                    500,000       509,622
-------------------------------------------------------------------------------

RETAIL (STORES) - 1.06%

Loehmann's Holdings, Inc., Sr. Notes, 11.875%,
 05/15/03                                                 200,000       217,500
-------------------------------------------------------------------------------
Samsonite Corp., Sr. Sub. Notes, 11.125%, 07/15/05        150,000       169,687
-------------------------------------------------------------------------------
Specialty Retailers Inc., Sr. Sub. Notes, 11.00%,
 08/15/03                                                 275,000       290,125
-------------------------------------------------------------------------------
                                                                        677,312
-------------------------------------------------------------------------------

SCHOOLS - 0.27%

Herff Jones Inc., Sr. Sub. Notes, 11.00%, 08/15/05         50,000        54,063
-------------------------------------------------------------------------------
Scholastic Brands Inc., Sr. Sub. Notes, 11.00%,
 01/15/07
 (acquired 12/10/96-12/12/96; cost $115,844)(b)           115,000       117,587
-------------------------------------------------------------------------------
                                                                        171,650
-------------------------------------------------------------------------------

SEMICONDUCTORS - 0.29%

Advanced Micro Devices, Inc., Sr. Notes, 11.00%,
 08/01/03                                                 170,000       185,300
-------------------------------------------------------------------------------

STEEL - 0.65%

Gulf States Steel Corp., First Mtg. Notes, 13.50%,
 04/15/03                                                 230,000       219,650
-------------------------------------------------------------------------------
GS Industries, Inc., Sr. Notes, 12.00%, 09/01/04          185,000       193,094
-------------------------------------------------------------------------------
                                                                        412,744
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 3.49%

Arch Communications Group, Inc., Sr. Disc. Notes,
 10.875%, 03/15/08(d)                                     200,000       115,500
-------------------------------------------------------------------------------
Bell Canada, Yankee Deb., 9.50%, 10/15/10                 350,000       422,219
-------------------------------------------------------------------------------
Clearnet Communications Inc., Sr. Yankee Disc. Notes,
 14.75%, 12/15/05(d)                                      270,000       169,088
-------------------------------------------------------------------------------
Colt Telecom Group PLC, Sr. Yankee Disc. Notes,
 12.00%, 12/15/06(d)                                      180,000       107,325
-------------------------------------------------------------------------------
Northern Telecom, Yankee Notes, 6.00%, 09/01/03           100,000        96,090
-------------------------------------------------------------------------------
Omnipoint Corp., Series A Sr. Notes, 11.625%, 08/15/06
 (acquired 11/21/96; cost $208,955)(b)                    200,000       209,500
-------------------------------------------------------------------------------
Paging Network, Inc., Sr. Sub. Notes, 10.00%, 10/15/08
 (acquired 10/10/96-10/29/96; cost $99,700)(b)            100,000       101,625
-------------------------------------------------------------------------------
PriCellular Wireless Corp., Sr. Notes, 10.75%,
 11/01/04 (acquired 10/30/96; cost $70,000)(b)             70,000        73,238
-------------------------------------------------------------------------------
Sygnet Wireless Inc., Sr. Notes, 11.50%, 10/01/06          90,000        93,375
-------------------------------------------------------------------------------

                                                      PRINCIPAL     MARKET
                                                      AMOUNTS(a)    VALUE
TELECOMMUNICATIONS - (CONTINUED)

TCI Communications Inc., Sr. Notes, 8.00%, 08/01/05  $     850,000 $    833,374
-------------------------------------------------------------------------------
                                                                      2,221,334
-------------------------------------------------------------------------------

TELEPHONE - 0.19%

PhoneTel Technologies, Inc., Sr. Notes, 12.00%,
 12/15/06                                                  120,000      124,500
-------------------------------------------------------------------------------

TRANSPORTATION - 0.58%

Stena A.B., Yankee Sr. Notes, 10.50%, 12/15/05             230,000      249,550
-------------------------------------------------------------------------------
Transportacion Maritima Mexicana S.A. de CV, Yankee
 Sr. Notes, 10.00%, 11/15/06                               120,000      121,800
-------------------------------------------------------------------------------
                                                                        371,350
-------------------------------------------------------------------------------

TRUCKING - 0.48%

AmeriTruck Distribution Corp., Sr. Sub. Notes,
 12.25%, 11/15/05                                          300,000      303,000
-------------------------------------------------------------------------------
  Total U.S. Dollar Denominated Non-Convertible
   Bonds & Notes                                                     28,811,161
-------------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED CONVERTIBLE
 BONDS & NOTES - 1.51%

AIRLINES - 0.88%

Continental Airlines, Inc., Conv. Sub. Notes,
 6.75%, 04/15/06 (acquired 02/27/96; cost
 $499,825)(b)                                              500,000      561,065
-------------------------------------------------------------------------------

TRANSPORTATION - 0.63%

Laidlaw, Inc., Yankee Conv. Deb., 6.00%, 01/15/99
 (acquired 08/19/96; cost $397,500)(b)                     300,000      400,500
-------------------------------------------------------------------------------
  Total U.S. Dollar Denominated Convertible Bonds &
   Notes                                                                961,565
-------------------------------------------------------------------------------
NON-U.S. DOLLAR DENOMINATED NON-
 CONVERTIBLE BONDS & NOTES(e) - 12.06%

CANADA - 5.81%

Bank of Montreal (Banking), Sub. Deb., 7.92%,
 07/31/02                                            CAD   850,000      676,313
-------------------------------------------------------------------------------
Canadian Oil Debco Inc. (Oil & Gas -  Services),
 Deb., 11.00%, 10/31/00                                    450,000      385,160
-------------------------------------------------------------------------------
NAV Canada (Transportation), Bonds, 7.40%, 06/01/27      1,000,000      724,312
-------------------------------------------------------------------------------
Rogers Cablesystems (Cable Television), Sr. Sec.
 Second Priority Deb., 9.65%, 01/15/14                     250,000      175,272
-------------------------------------------------------------------------------
Teleglobe Canada Inc. (Telecommunications), Deb.,
 8.35%, 06/20/03                                           850,000      685,127
-------------------------------------------------------------------------------
Trans-Canada Pipelines (Oil & Gas - Services)
 Notes, 8.55%, 02/01/06                                    280,000      229,165
-------------------------------------------------------------------------------
 Series Q Deb., 10.625%, 10/20/09                          500,000      468,378
-------------------------------------------------------------------------------
Westcoast Energy Inc. (Electric Power), Deb.,
 6.45%, 12/18/06 (acquired 12/03/96; cost
 $369,585)(b)                                              500,000      356,167
-------------------------------------------------------------------------------
                                                                      3,699,894
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND
18

                                                    PRINCIPAL       MARKET
                                                    AMOUNTS(a)      VALUE
GERMANY - 3.88%

International Bank for Reconstruction &
 Development (Supranational Organization),
 Unsub. Global Bonds, 7.125%, 04/12/05           DEM       725,000 $    511,135
-------------------------------------------------------------------------------
LKB Global (Banking), Gtd. Notes, 6.00%,
 01/25/06                                                3,000,000    1,954,445
-------------------------------------------------------------------------------
                                                                      2,465,580
-------------------------------------------------------------------------------

ITALY - 2.37%

KFW International Finance Inc. (Finance -
  Consumer Credit), Gtd. Notes, 11.625%,
 11/27/98                                        ITL 1,800,000,000    1,291,740
-------------------------------------------------------------------------------
Swedish Export Credit (Finance - Consumer
 Credit), Unsub. Deb., 11.70%, 12/04/98                300,000,000      215,804
-------------------------------------------------------------------------------
                                                                      1,507,544
-------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Non-
   Convertible Bonds & Notes                                          7,673,018
-------------------------------------------------------------------------------
NON-U.S. DOLLAR DENOMINATED
 CONVERTIBLE BONDS & NOTES(e) - 4.35%

FRANCE - 0.51%
Societe Generale (Banking), Conv. Deb., 3.50%,
 01/01/00                                        FRF     1,419,000      322,717
-------------------------------------------------------------------------------

JAPAN - 2.58%

JUSCO Co. (Consumer Non-Durables), Conv. Deb.,
 1.20%, 02/20/01                                 JPY    40,000,000      622,571
-------------------------------------------------------------------------------
Matsushita Electric Industrial Co. Ltd.
 (Electronic Components/ Miscellaneous), Conv.
 Bonds, 1.30%, 03/29/02                                 50,000,000      511,614
-------------------------------------------------------------------------------
Sony Corp. (Electronic
 Components/Miscellaneous), Conv. Bonds, 1.40%,
 09/30/03                                                6,000,000       72,533
-------------------------------------------------------------------------------
Toyota Motor Corp. (Automobile -
  Manufacturers), Conv. Bonds, 1.20%, 01/28/98          30,000,000      440,247
-------------------------------------------------------------------------------
                                                                      1,646 965
-------------------------------------------------------------------------------

SWITZERLAND - 0.49%

Aderans Co. Ltd. (Cosmetics & Toiletries),
 Conv. Deb., 0.875%, 08/31/98                    CHF       400,000      310,049
-------------------------------------------------------------------------------

UNITED KINGDOM - 0.77%

LASMO PLC (Oil Equipment & Supplies), Conv.
 Bonds, 7.75%, 10/04/05                          GBP       300,000      488,265
-------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Convertible
   Bonds & Notes                                                      2,767,996
-------------------------------------------------------------------------------
NON-U.S. DOLLAR DENOMINATED
 GOVERNMENT BONDS & NOTES(e) - 19.88%

AUSTRALIA - 1.94%

Australian Government, Gtd. Deb., 10.00%,
 10/15/07                                        AUD       600,000      566,666
-------------------------------------------------------------------------------

                                                       PRINCIPAL    MARKET
                                                      AMOUNTS(a)    VALUE
AUSTRALIA - (CONTINUED)

Treasury Corp. of Victoria, Local Government Gtd.
 Deb., 12.00%, 09/22/01                              AUD   700,000 $    665,665
-------------------------------------------------------------------------------
                                                                      1,232,331
-------------------------------------------------------------------------------
CANADA - 2.91%

British Columbia Municipal Finance Authority, Deb.,
 7.75%, 12/01/05                                     CAD   500,000      395,823
-------------------------------------------------------------------------------
Canada Government, Gtd. Deb., 7.00%, 12/01/06            1,000,000      763,529
-------------------------------------------------------------------------------
Ontario (Province of), Sr. Notes, 8.00%, 03/11/03          750,000      603,155
-------------------------------------------------------------------------------
Quebec (Province of), Deb., 9.375%, 01/16/23               100,000       87,746
-------------------------------------------------------------------------------
                                                                      1,850,253
-------------------------------------------------------------------------------
DENMARK - 1.85%

Kingdom of Denmark, Gtd. Deb., 8.00%, 11/15/01       DKK 6,250,000    1,177,684
-------------------------------------------------------------------------------
GERMANY - 3.81%

Bundesrepublik Deutschland,
 Deb., 6.00%, 09/15/03                               DEM 1,000,000      675,396
-------------------------------------------------------------------------------
 Deb., 6.75%, 07/15/04                                   1,500,000    1,046,529
-------------------------------------------------------------------------------
 Deb., 6.875%, 05/12/05                                  1,000,000      700,221
-------------------------------------------------------------------------------
                                                                      2,422,146
-------------------------------------------------------------------------------
NEW ZEALAND - 1.76%

New Zealand Government,
 Gtd. Deb., 10.00%, 07/15/97                         NZD   800,000      573,129
-------------------------------------------------------------------------------
 Gtd. Deb., 8.00%, 02/15/01                                750,000      547,724
-------------------------------------------------------------------------------
                                                                      1,120,853
-------------------------------------------------------------------------------
SWEDEN - 3.02%

Swedish Government,
 Bonds, 10.25%, 05/05/03                             SEK 6,000,000    1,070,030
-------------------------------------------------------------------------------
 Bonds, 6.00%, 02/09/05                                  6,000,000      852,373
-------------------------------------------------------------------------------
                                                                      1,922,403
-------------------------------------------------------------------------------
UNITED KINGDOM - 4.59%

Ontario Province, Sr. Unsub. Deb., 6.875%, 09/15/00  GBP   465,000      771,580
-------------------------------------------------------------------------------
United Kingdom Treasury Notes,
 8.00%, 12/07/00                                           400,000      704,403
-------------------------------------------------------------------------------
 7.00%, 11/06/01                                           400,000      678,157
-------------------------------------------------------------------------------
 7.50%, 12/07/06                                           450,000      770,342
-------------------------------------------------------------------------------
                                                                      2,924,482
-------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Government Bonds
   & Notes                                                           12,650,152
-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 2.18%                        SHARES

ADVERTISING/BROADCASTING - 0.00%

Time Warner Inc. - Series M, $102.50 PIK Conv. Pfd.              1          840
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                                  MARKET
                                                       SHARES     VALUE
ELECTRIC POWER - 0.75%

Citizens Utilities Co. - $2.50 Conv. Pfd.                10,000 $   477,500
-------------------------------------------------------------------------------
INSURANCE (LIFE & HEALTH) - 1.43%

Conseco Inc. - $4.278 Conv. PRIDES                        8,000     910,000
-------------------------------------------------------------------------------
  Total Convertible Preferred Stocks                              1,388,340
-------------------------------------------------------------------------------
WARRANTS - 0.03%

CABLE TELEVISION - 0.00%

Wireless One, Inc. - expiring 10/19/00(f)                   420         420
-------------------------------------------------------------------------------
GAMING - 0.00%

Boomtown, Inc. - expiring 11/01/98(f) (acquired
 11/03/93; cost $150)                                       150           5
-------------------------------------------------------------------------------
LEISURE & RECREATION - 0.01%

IHF Capital Inc. -  expiring 11/14/99(f)                    150       6,000
-------------------------------------------------------------------------------
MACHINERY (MISCELLANEOUS) - 0.01%

MVE Inc. - expiring 02/15/02(f)                             190       5,700
-------------------------------------------------------------------------------
STEEL - 0.00%

Gulf States Steel Inc. - expiring 04/15/03(f)               230       1,150
-------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.01%

Clearnet Communications Inc. - expiring 09/15/05(f)         891       5,346
-------------------------------------------------------------------------------
  Total Warrants                                                     18,621
-------------------------------------------------------------------------------
                                                     PRINCIPAL
U.S. TREASURY SECURITIES - 9.19%                     AMOUNTS(a)

Notes, 6.50%, 05/31/01                               $5,000,000   5,059,400
-------------------------------------------------------------------------------
Notes, 7.50%, 02/15/05                                  500,000     534,500
-------------------------------------------------------------------------------
Notes, 6.75%, 08/15/26                                  250,000     252,008
-------------------------------------------------------------------------------
  Total U.S. Treasury Securities                                  5,845,908
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY - 0.96%

Tennessee Valley Authority, Bonds, 5.98%, 04/01/36      600,000     608,130
-------------------------------------------------------------------------------
  Total U.S. Government Agencies                                    608,130
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT(g) - 2.20%

Daiwa Securities America Inc., 6.25%, 01/02/97(h)     1,400,000   1,400,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 97.64%                                       62,124,891
-------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 2.36%                             1,498,880
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                            $63,623,771
===============================================================================


                      See Notes to Financial Statements.

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Principal amount is in U.S. Dollars, except as indicated by note (e).
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at December 31, 1996 was $4,238,396 which represented 6.77% of the Fund's net assets.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(d) Discounted bond at purchase. Interest rate represents coupon rate at which the bond will accrue at a specified future date.
(e) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(f) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(g) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Joint repurchase agreement entered into 12/31/96 with a maturing value of $360,125,000. Collateralized by $355,195,000 U.S. Treasury obligations, 0% to 8.875% due 06/12/97 to 08/15/26.

Abbreviations:
AUD     -Australian Dollar               Gtd.     -Guaranteed
CAD     -Canadian Dollar                 ITL      -Italian Lire
CHF     -Swiss Franc                     JPY      -Japanese Yen
Conv.   -Convertible                     Mtg.     -Mortgage
Deb.    -Debentures                      NZD      -New Zealand Dollar
DEM     -German Deutschemark             PRIDES   -Preferred Redemption
Disc.   -Discounted                                Increase Dividend Equity
DKK     -Danish Krone                              Security
FRF     -French Franc                    Sec.     -Secured
GBP     -British Pound Sterling          Sr.      -Senior
          Sub.     -Subordinated         Unsub.   -Unsubordinated


                       AIM V.I. DIVERSIFIED INCOME FUND
20

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996


ASSETS:

Investments, at market value (cost $60,088,932)           $ 62,124,891
----------------------------------------------------------------------
Foreign currencies, at value (cost $25,959)                     25,922
----------------------------------------------------------------------
Cash                                                           127,117
----------------------------------------------------------------------
Receivables for:
 Forward currency contracts                                     86,617
----------------------------------------------------------------------
 Capital stock sold                                            118,389
----------------------------------------------------------------------
 Interest                                                    1,187,485
----------------------------------------------------------------------
Investment for deferred compensation plan                       11,615
----------------------------------------------------------------------
Organizational costs, net                                        3,857
----------------------------------------------------------------------
Other assets                                                     6,761
----------------------------------------------------------------------
  Total assets                                              63,692,654
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Capital stock purchased                                            54
----------------------------------------------------------------------
 Deferred compensation plan                                     11,615
----------------------------------------------------------------------
Accrued advisory fees                                           31,724
----------------------------------------------------------------------
Accrued administrative service fees                              4,296
----------------------------------------------------------------------
Accrued directors' fees                                          1,969
----------------------------------------------------------------------
Accrued operating expenses                                      19,225
----------------------------------------------------------------------
  Total liabilities                                             68,883
----------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING               $ 63,623,771
======================================================================
Capital shares, $.001 par value per share:
 Authorized                                                250,000,000
======================================================================
 Outstanding                                                 6,161,471
======================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE  $      10.33
======================================================================


STATEMENT OF OPERATIONS

For the year ended December 31,1996


INVESTMENT INCOME:

Interest                                                           $4,006,506
------------------------------------------------------------------------------
Dividends                                                              54,905
------------------------------------------------------------------------------
  Total investment income                                           4,061,411
------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                         306,235
------------------------------------------------------------------------------
Custodian fees                                                         34,350
------------------------------------------------------------------------------
Administrative services fees                                           49,500
------------------------------------------------------------------------------
Directors' fees and expenses                                            7,323
------------------------------------------------------------------------------
Organizational costs                                                    2,892
------------------------------------------------------------------------------
Other                                                                  40,919
------------------------------------------------------------------------------
  Total expenses                                                      441,219
------------------------------------------------------------------------------
Net investment income                                               3,620,192
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,

 FOREIGN CURRENCIES AND FORWARD CURRENCY CONTRACTS TRANSACTIONS:

Net realized gain from:
Investment securities                                                 538,946
------------------------------------------------------------------------------
Foreign currency transactions                                         140,909
------------------------------------------------------------------------------
Forward currency contracts                                            287,349
------------------------------------------------------------------------------
                                                                      967,204
------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of:
Investment securities                                                 625,984
------------------------------------------------------------------------------
Foreign currency transactions                                          (2,338)
------------------------------------------------------------------------------
Forward currency contracts                                             61,572
------------------------------------------------------------------------------
                                                                      685,218
------------------------------------------------------------------------------
  Net gain on investment securities, foreign currency transactions
   and forward currency contracts                                   1,652,422
------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $5,272,614
==============================================================================

                      See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1996 and the eleven months ended December 31,
1995

                                                        1996         1995

OPERATIONS:
 Net investment income                               $ 3,620,192  $ 2,460,409
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currency transactions, and forward
  currency contracts                                     967,204      675,894
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currency transactions, and
  forward currency contracts                             685,218    2,440,780
------------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                        5,272,614    5,577,083
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                               (3,857,482)  (2,879,611)
------------------------------------------------------------------------------
Net equalization credits                                 905,775      653,844
------------------------------------------------------------------------------
Net increase from capital stock transactions          16,672,719   16,007,644
------------------------------------------------------------------------------
    Net increase in net assets                        18,993,626   19,358,960
------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   44,630,145   25,271,185
------------------------------------------------------------------------------
End of period                                        $63,623,771  $44,630,145
==============================================================================
NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in)          $59,753,245  $43,080,526
------------------------------------------------------------------------------
 Undistributed net investment income                   1,655,895      987,410
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) on
  investment securities, foreign currency
  transactions and forward currency contracts             95,809     (871,395)
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currency transactions and forward currency
  contracts                                            2,118,822    1,433,604
------------------------------------------------------------------------------
                                                     $63,623,771  $44,630,145
==============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1996

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Diversified Income Fund (the "Fund"). The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its objective by investing primarily in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds"). These high yield bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange are valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day unless the Board of Directors, or persons designated by the Board of Directors, determines that the over-

                       AIM V.I. DIVERSIFIED INCOME FUND
22
 the-counter quotations more closely reflect the current market value of the security. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Each security reported in the NASDAQ National Market System is valued at the last sales price on the valuation date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Fund's officers in accordance with methods which are specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Short-term securities that mature in more than 60 days are valued at current market quotations. Generally, trading in foreign securities as well as corporate bonds and U.S. Government securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Forward Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. It is the policy of the Fund not to amortize market discounts and premiums on bonds for financial reporting purposes. Realized gains or losses from securities transactions are recorded on the identified cost basis.
E. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $259,399, which expires, if not previously utilized, through the year 2003. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
F. Equalization - The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and the costs of repurchases of fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.
G. Organizational Costs - Organizational costs of the Fund of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% of the first $250 million of the Fund's average daily net assets, plus 0.55% of such Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $49,500 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1996, the Fund incurred legal fees of $2,902 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1996 was $53,481,715 and $36,540,620, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1996 is as follows:

Aggregate unrealized appreciation of investment securities    $2,619,937
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (584,916)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $2,035,021
=========================================================================

 Cost of investments for tax purposes is $60,089,870.

                       AIM V.I. DIVERSIFIED INCOME FUND

NOTE 5 - OPEN FORWARD CURRENCY CONTRACTS
Outstanding contracts at December 31, 1996 were as follows:

                                                     UNREALIZED
SETTLEMENT   CONTRACT TO   CONTRACT TO              APPRECIATION
   DATE        DELIVER       RECEIVE      VALUE    (DEPRECIATION)
----------  -------------- ----------- ----------- --------------
01/27/97    DEM  2,600,000 $ 1,729,874 $ 1,692,712    $37,162
01/30/97       CHF 285,000     227,545     213,603     13,942
02/03/97    JPY 38,000,000     346,399     328,140     18,259
02/19/97     DEM 2,400,000   1,556,824   1,564,733     (7,909)
03/05/97    JPY 80,000,000     714,286     690,848     23,438
03/10/97       CHF 100,000      77,435      75,238      2,197
03/12/97       NZD 800,000     556,040     566,767    (10,727)
03/17/97    JPY 36,000,000     321,142     310,887     10,255
                           ----------- -----------    -------
                            $5,529,545  $5,442,928    $86,617
                           =========== ===========    =======

NOTE 6 - CAPITAL STOCK
 Changes in capital stock outstanding during year ended December 31, 1996 and eleven months ended December 31, 1995 were as follows:

                                    1996                     1995
                           ------------------------  ----------------------
                             SHARES       AMOUNT      SHARES      AMOUNT
                           ----------  ------------  ---------  -----------
Sold                        2,366,508  $ 22,865,918  1,807,566  $17,087,317
-------------------------  ----------  ------------  ---------  -----------
Issued as reinvestment of
 distributions                377,444     3,857,482    293,522    2,823,374
-------------------------  ----------  ------------  ---------  -----------
Reacquired                 (1,044,208)  (10,050,681)  (409,796)  (3,903,047)
-------------------------  ----------  ------------  ---------  -----------
                            1,699,744  $ 16,672,719  1,691,292  $16,007,644
                           ==========  ============  =========  ===========


NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the year ended December 31, 1996, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                       DECEMBER 31,           JANUARY 31,
                                   -------------------     -----------------
                                    1996        1995        1995      1994
                                   -------     -------     -------   -------
Net asset value, beginning of
 period                            $ 10.00     $  9.12     $ 10.46   $ 10.00
---------------------------------  -------     -------     -------   -------
Income from investment
 operations:
  Net investment income               0.73        0.69        0.76      0.54
---------------------------------  -------     -------     -------   -------
  Net gains (losses) on
   securities (both realized and
   unrealized)                        0.28        0.94       (1.42)     0.29
---------------------------------  -------     -------     -------   -------
   Total from investment
    operations                        1.01        1.63       (0.66)     0.83
---------------------------------  -------     -------     -------   -------
Less distributions:
  Dividends from net investment
   income                            (0.68)      (0.75)      (0.68)    (0.35)
---------------------------------  -------     -------     -------   -------
  Distributions from net realized
   capital gains                        --          --          --     (0.02)
---------------------------------  -------     -------     -------   -------
   Total distributions               (0.68)      (0.75)      (0.68)    (0.37)
---------------------------------  -------     -------     -------   -------
Net asset value, end of period     $ 10.33     $ 10.00     $  9.12   $ 10.46
---------------------------------  =======     =======     =======   =======
Total return(a)                      10.19%      18.11%      (6.35)%    8.33%
---------------------------------  =======     =======     =======   =======
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                          $63,624     $44,630     $25,271   $14,530
---------------------------------  =======     =======     =======   =======
Ratio of expenses to average net
 assets(c)                            0.86%(b)    0.88%(e)    0.91%     1.05%(e)
---------------------------------  =======     =======     =======   =======
Ratio of net investment income to
 average net assets(d)                7.09%(b)    7.65%(e)    8.07%     6.78%(e)
---------------------------------  =======     =======     =======   =======
Portfolio turnover rate                 76%         72%        100%       57%
---------------------------------  =======     =======     =======   =======

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $51,024,610.
(c) After waiver of advisory fee and expense reimbursement. Ratios of expenses to average net assets prior to waiver of advisory fees and/or expense reimbursements are 1.03% and 1.69% (annualized) for January 31, 1995 and 1994, respectively.
(d) After waiver of advisory fee and expense reimbursement. Ratios of net investment income to average net assets prior to waiver of advisory fees and/or expense reimbursements are 7.95% and 6.14% (annualized) for January 31, 1995 and 1994, respectively.
(e) Annualized.

NOTE 8 - SUBSEQUENT EVENT
On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.
                       AIM V.I. DIVERSIFIED INCOME FUND
24

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Diversified Income Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Diversified Income Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 1997

                       AIM V.I. DIVERSIFIED INCOME FUND

The Managers' Overview


FOREIGN UTILITIES FUEL
ATTRACTIVE RETURN IN 1996

A roundtable discussion with the Fund management team for
AIM V.I. Global Utilities Fund for the fiscal year ended December 31, 1996.
-------------------------------------------------------------------------------------------------------------------------------
Q. HOW DID AIM V.I. GLOBAL UTILI-                Q. HOW WOULD YOU DESCRIBE MARKET              Top 10 Holdings
TIES FUND PERFORM DURING THE FISCAL              CONDITIONS DURING THE FISCAL                  As of 12/31/96
YEAR?                                            YEAR? WERE THERE ANY TRENDS THAT
   The Fund gained 12.07% in total               INFLUENCED THE UTILITIES SECURITIES           1.  Cincinnati Bell, Inc.
return for the year, surpassing the              MARKET?                                       2.  El Paso Natural Gas Co.
average return of 9.26% for similar              A. There were a few.  The domestic            3.  Pinnacle West Capital Corp.
utility funds as measured by the                 economy was characterized by moderate         4.  The Williams Cos., Inc.
Lipper Utility Funds Index.                      growth, low inflation, and interest           5.  Enron Corp.
                                                 rates that were generally flat in the         6.  FPL Group, Inc.
Q. WHAT HELPED THE FUND OUTPER-                  first half of the year and slightly           7.  Allegheny Power System, Inc.
FORM THE LIPPER UTILITY FUNDS                    lower later in the year.  However,            8.  Sonat Inc.
INDEX FOR THE YEAR?                              overriding concerns about reports of          9.  Ameritech Corp.
A. The Fund's global allocation                  unexpected strength in the economy           10.  Southern Co.
has played a significant role.                   and the possibility of rising interest
We slowly tested the foreign                     rates caused considerable volatility in      Please keep in mind that the Fund's
utility waters in 1995, and we                   financial markets for much of the year,      portfolio composition is subject to
increased our foreign holdings                   and that affected utility stocks as well.    change and there is no assurance the
in 1996.                                            On the positive side, there were          Fund will continue to hold any partic-
   Domestic electric utilities did               several mergers in the utility market:       ular security.
not do well in 1996; however, foreign            electric to electric, electric to gas,
electric utilities were attractive               gas to electric, and domestic to foreign.    Q. WHAT OTHER UTILITY SECTORS WERE
last year and performed nicely.  Our             On the global front, we are seeing more      STRONG PERFORMERS?
increased foreign utility holdings               privatization of government-owned elec-      A. The telecommunications industry had
contributed significantly to the                 tric, gas, and telephone utilities.          another outstanding year.  There is
Fund's return last year and helped to            Natural events also were also a factor--     such a tremendous amount of change
account for its attractive performance           the harsh winter last year helped to         occurring in telecommunications be-
compared to the Lipper Utility Funds Index.      increase natural gas prices.                 cause of increasing technology:
                                                                                              wireless communications, modems, the
Q. WHAT PERCENTAGE OF THE FUND'S                 Q. HOW DID THE FUND TAKE ADVANTAGE           Internet, just to name a few.  There
HOLDINGS ARE NOW OVERSEAS?                       OF THOSE RISING GAS PRICES?                  are new companies coming into the
A. The Fund finished the fiscal year             A. As gas prices rose, we increased          marketplace, and older companies are
with 26% of its holdings in the foreign          our holdings in natural gas companies        doing more things to take advantage
sector and we expect that figure to              to just over 11% of the portfolio, in-       of that industry's explosive
continue to rise as we identify more             cluding such market leaders as El Paso
foreign utilities with attractive                Natural Gas Co., The Williams Co.,
earnings.  The foreign sector of                 Sonat, Inc., and Enron Corp. Natural
utilities appears to offer greater               gas companies saw their earnings
opportunity for growth than is                   increase by 20% in 1996.
currently available with domestic
utilities.


                          AIM V.I. GLOBAL UTILITIES FUND
26

growth. We thought telecommunications           on the cutting edge of new telecommu-           tions industries, and we could see
would be a good sector for us, and              nications technology. One such company          it with deregulation of the domestic
that sector's returns were better               is Lucent Technologies, a new offering          electric utilities industry as we
than we expected.                               which once was AT&T's technological             approach the end of the century.
                                                laboratory.                                     There are more mergers and acquisi-
Q.  HOW DID YOU MANAGE YOUR HOLDINGS                                                            tions than ever before.
WITHIN THE TELECOMMUNICATIONS SECTOR?           Q.  THE UTILITY INDUSTRY SEEMS TO BE             The foreign utilities sector seems
                                                UNDERGOING A LOT OF CHANGE.                     poised to provide real growth oppor-
A.  We reduced our holdings of the                                                              tunities not available just a few
regional Bells and long distance                A.  Change is the prevalent factor              years ago. The utility industry is
companies and increased our holdings            in the utilities sector. We first saw           rapidly changing, and we believe
in companies                                    it with deregulation in the natural             that will provide outstanding growth
                                                gas and telecommunica-                          opporutnities for the Fund in the
                                                                                                future while keeping volatility low-
                                                                                                utility stocks tend to be less
                                                                                                volatile than other sectors of the
                                                                                                market.

                                                                                                Q.  INTEREST RATES ALWAYS ARE A
                                                                                                CONCERN WHEN IT COMES TO UTILITIES.
                                                                                                HOW INTEREST-RATE SENSITIVE IS THE
                                                                                                PORTFOLIO?

                                                                                                A. If interest rates were to rise,
                                                                                                then the higher yielding domestic
                                                                                                utilities might suffer somewhat.
                                                                                                However, given the increase in
                                                                                                foreign holdings, the Fund is less
                                                                                                sensitive to changes in the U.S.
                                                                                                interest-rate environment. Interest
                                                                                                rates don't necessarily move in
                                                                                                tandem around the world, so a change
                                                                                                in interest rates in the U.S may
                                                                                                have a different effect, or no
                                                                                                effect at all, on the interest rates
                                                                                                of other countries. By reducing our
                                                                                                exposure to the U.S., we have better
                                                                                                diversified the portfolio.

                                                                                                Q.  WHAT IS YOU MARKET OUTLOOK FOR
                                                                                                UTILITIES IN THE NEAR FUTURE?
Growth of a $10,000 Investment
From 5/2/94 - 12/31/96                                                                          A. The utility industry is in the
                                                                                                midst of a rapidly changing
                                                                                                environment. That's exciting. We
                      AIM Global                S&P 50                    Lipper Utility        anticipate continuing break-throughs
                    Utilities Fund           Stock Index                   Funds Index          in telecommunications, and the
        (In thousands)                                                                          prospects in the foreign utilities
                                                                                                markets are enticing.  Both of those
5/2/94                  $10,000                $10,000                       $10,000            areas offer the Fund the best
7/94                      9,920                 10,193                         9,848            chances of real growth, while
10/94                     9,921                 10,581                         9,777            domestic electric utilities continue
1/95                      9,944                 10,615                         9,938            to offer attractive dividends.
4/95                     10,259                 11,687                        10,241
7/95                     11,015                 12,847                        10,815             Given the global outlook for stable
10/95                    11,626                 13,370                        11,509            interest rates and healthy, moderate
1/96                     12,441                 14,708                        12,409            growth in most areas in which the
4/96                     12,420                 15,209                        12,171            Fund invests, conditions appear
7/96                     12,282                 14,962                        12,012            favorable for utility companies and
10/96                    13,138                 16,582                        12,724            the Fund in 1997.
12/96                    13,789                 17,506                        13,322


AVERAGE ANNUAL TOTAL RETURN                          Past performance cannot guarantee comparable
As of 12/31/96                                       future results.
1 Year                   12.07%
Inception (5/2/94)       12.80

The performance figures shown represent the AIM V.I. Global Utilities Fund and are not intended to reflect actual annuity values, and do not reflect charges at the separate account level which, if applied, would lower the performance results. The Fund's performance figures are historical and reflect reinvestment of all distributions and changes in the net asset value. The
Fund's investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Source:
Towers Data Systems HYPO.--Registered Trademark--
 Lipper Analytical Services Inc., is an independent mutual fund performance monitor. The unmanaged Lipper Utility Funds Index represents an average of the 30 largest utilities funds.
 The Standard & Poor's Composite Index of 500 Stocks (S&P 500) is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. Source: Towers Data Systems HYPO.--Registered Trademark--
An investment cannot be made in any index listed. Index results include reinvested dividends.


                         AIM V.I. GLOBAL UTILITIES FUND

SCHEDULE OF INVESTMENTS
December 31, 1996

                                                              MARKET
                                                  SHARES      VALUE
DOMESTIC COMMON STOCKS - 50.61%

ADVERTISING/BROADCASTING - 0.30%

Univision Communications, Inc.(a)                    1,100 $    40,700
----------------------------------------------------------------------

COMPUTER MAINFRAMES - 0.20%

ViaSat, Inc.(a)                                      3,000      27,000
----------------------------------------------------------------------

COMPUTER NETWORKING - 0.78%

Ascend Communications, Inc.(a)                       1,700     105,613
----------------------------------------------------------------------

COMPUTER PERIPHERALS - 0.21%

U.S. Robotics Corp.(a)                                 400      28,800
----------------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES - 0.38%

Puma Technology, Inc.(a)                             1,900      32,775
----------------------------------------------------------------------
White Pine Software, Inc.(a)                         2,700      19,575
----------------------------------------------------------------------
                                                                52,350
----------------------------------------------------------------------

ELECTRIC POWER - 18.24%

AES Corp.(a)                                         1,000      46,500
----------------------------------------------------------------------
Allegheny Power System, Inc.                         7,800     236,925
----------------------------------------------------------------------
Carolina Power & Light Co.                           3,900     142,350
----------------------------------------------------------------------
Destec Energy, Inc.(a)                               2,900      45,312
----------------------------------------------------------------------
DQE, Inc.                                            6,200     179,800
----------------------------------------------------------------------
Edison International                                 3,300      65,588
----------------------------------------------------------------------
FPL Group, Inc.                                      5,300     243,800
----------------------------------------------------------------------
GPU, Inc.                                            6,000     201,751
----------------------------------------------------------------------
Houston Industries, Inc.                             5,300     119,912
----------------------------------------------------------------------
Illinova Corp.                                       4,800     132,000
----------------------------------------------------------------------
NIPSCO Industries, Inc.                              5,600     221,900
----------------------------------------------------------------------
Pinnacle West Capital Corp.                         11,200     355,600
----------------------------------------------------------------------
Sierra Pacific Resources                             2,500      71,875
----------------------------------------------------------------------
Southern Co.                                        10,300     233,038
----------------------------------------------------------------------
Texas Utilities Co.                                  4,400     179,300
----------------------------------------------------------------------
                                                             2,475,651
----------------------------------------------------------------------

ENERGY (ALTERNATE SOURCES) - 1.46%

Calenergy, Inc.(a)                                   2,100      70,613
----------------------------------------------------------------------
Teco Energy, Inc.                                    5,300     127,863
----------------------------------------------------------------------
                                                               198,476
----------------------------------------------------------------------

GAS DISTRIBUTION - 1.46%

KN Energy, Inc.                                      1,500      58,875
----------------------------------------------------------------------
Public Service Co. of Colorado                       3,600     139,950
----------------------------------------------------------------------
                                                               198,825
----------------------------------------------------------------------

                                                              MARKET
                                                  SHARES      VALUE

NATURAL GAS PIPELINE - 10.84%

Columbia Gas System, Inc.                            1,700 $   108,163
----------------------------------------------------------------------
El Paso Natural Gas Co.                              7,800     393,900
----------------------------------------------------------------------
Enron Corp.                                          5,300     228,562
----------------------------------------------------------------------
PanEnergy Corp.                                      4,200     189,000
----------------------------------------------------------------------
Sonat, Inc.                                          4,600     236,900
----------------------------------------------------------------------
Williams Companies, Inc. (The)                       8,400     315,000
----------------------------------------------------------------------
                                                             1,471,525
----------------------------------------------------------------------

OIL & GAS (SERVICES) - 0.22%

TPC Corp.(a)                                         3,300      29,700
----------------------------------------------------------------------

REAL ESTATE - 0.52%

Cali Realty Corp.                                    2,300      71,012
----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 2.24%

Crescent Real Estate Equities, Inc.                    800      42,200
----------------------------------------------------------------------
Meditrust Corp.                                      1,300      52,000
----------------------------------------------------------------------
OMEGA Healthcare Investors, Inc.                     1,700      56,525
----------------------------------------------------------------------
Patriot American Hospitality, Inc.                   1,700      73,313
----------------------------------------------------------------------
Public Storage, Inc.                                 1,500      46,500
----------------------------------------------------------------------
Starwood Lodging Trust                                 600      33,075
----------------------------------------------------------------------
                                                               303,613
----------------------------------------------------------------------

TELECOMMUNICATIONS - 4.46%

ADC Telecommunications, Inc.(a)                      3,100      96,488
----------------------------------------------------------------------
AT&T Corp.                                           1,500      65,250
----------------------------------------------------------------------
CellNet Data Systems Inc.(a)                         2,300      33,638
----------------------------------------------------------------------
Frontier Corp.                                       4,000      90,500
----------------------------------------------------------------------
Lucent Technologies, Inc.                            1,700      78,625
----------------------------------------------------------------------
McLeod, Inc. -- Class A(a)                           2,100      53,550
----------------------------------------------------------------------
MFS Communications Company, Inc.(a)                     62       3,379
----------------------------------------------------------------------
Superior Telecom Inc.(a)                             2,500      50,937
----------------------------------------------------------------------
Teleport Communications Group Inc. - Class A(a)      1,300      39,650
----------------------------------------------------------------------
360 Communications Co.(a)                            1,400      32,375
----------------------------------------------------------------------
WorldCom, Inc.(a)                                    2,338      60,934
----------------------------------------------------------------------
                                                               605,326
----------------------------------------------------------------------

TELEPHONE - 9.30%

Ameritech Corp.                                      3,900     236,437
----------------------------------------------------------------------
BellSouth Corp.                                      5,300     213,988
----------------------------------------------------------------------
Century Telephone Enterprises                        3,700     114,238
----------------------------------------------------------------------
Cincinnati Bell, Inc.                                6,500     400,562
----------------------------------------------------------------------
GTE Corp.                                            2,200     100,100
----------------------------------------------------------------------
SBC Communications, Inc.                             3,800     196,650
----------------------------------------------------------------------
                                                             1,261,975
----------------------------------------------------------------------
  Total Domestic Common Stocks                               6,870,566
----------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND
28

                                                                      MARKET
                                                           SHARES     VALUE
DOMESTIC CONVERTIBLE PREFERRED STOCKS - 2.78%

ADVERTISING/BROADCASTING - 0.43%

Time Warner Inc. - Series M, 10.25% Conv. PIK Pfd.               53 $    57,516
-------------------------------------------------------------------------------

ELECTRIC SERVICES - 0.42%

Citizens Utilities Co. - $2.50 Conv. Pfd.                     1,200      57,300
-------------------------------------------------------------------------------

GAS UTILITY - 0.57%

MCN Corp. - $2.01 Conv. Pfd. PRIDES                           2,800      77,350
-------------------------------------------------------------------------------

OIL & GAS (SERVICES) - 0.44%

Enron Corp. - $1.36 Conv. Pfd.                                2,500      60,000
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.74%

MFS Communications Company, Inc. - $2.68 Conv. Pfd.           1,100     100,375
-------------------------------------------------------------------------------

TELEPHONE - 0.18%

Salomon Inc. - $3.48 Conv. Pfd.                                 400      24,100
-------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks                           376,641
-------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 22.35%

ARGENTINA - 0.66%
Central Costanera S.A. - Class B (Electric Services)         20,700      63,355
-------------------------------------------------------------------------------
Telefonica de Argentina S.A. - ADR (Telephone)                1,000      25,875
-------------------------------------------------------------------------------
                                                                         89,230
-------------------------------------------------------------------------------

AUSTRALIA - 0.14%

News Corp. Ltd. - $5.00 Conv. Pfd.(b)
 (Advertising/Broadcasting) (Acquired 11/04/96; Cost
 $20,000)                                                       200      18,875
-------------------------------------------------------------------------------

AUSTRIA - 0.15%

Oesterreichische Elektrizitaetswirtschafts A.G. - Class
 A (Electric Services)                                          270      20,209
-------------------------------------------------------------------------------

BRAZIL - 1.02%

Eletricidade de Sao Paulo S.A.(a) (Electric Services)           210      31,022
-------------------------------------------------------------------------------
Telecomunicacoes Brasileiras S.A. Telebras - ADR
 (Telecommunications)                                         1,400     107,100
-------------------------------------------------------------------------------
                                                                        138,122
-------------------------------------------------------------------------------

CANADA - 1.30%

Manitoba Telephone System(a) (Telecommunications)             5,000      47,470
-------------------------------------------------------------------------------
TELUS Corp. (Telecommunications)                              4,300      62,492
-------------------------------------------------------------------------------
Westcoast Energy, Inc. (Natural Gas Pipeline)                 4,000      67,000
-------------------------------------------------------------------------------
                                                                        176,962
-------------------------------------------------------------------------------

CHILE - 1.48%

Cia. de Telecomunicaciones de Chile S.A. - ADR
 (Telecommunications)                                         1,000     101,125
-------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A. - ADR (Electric
 Services)                                                    1,400      21,700
-------------------------------------------------------------------------------
Enersis S.A. - ADR (Electric Services)                        2,800      77,700
-------------------------------------------------------------------------------
                                                                        200,525
-------------------------------------------------------------------------------

                                                                      MARKET
                                                           SHARES     VALUE
GERMANY - 0.98%

Deutsche Telekom - ADR(a) (Telephone)                         3,500 $    71,313
-------------------------------------------------------------------------------
VEBA A.G. (Electric Services)                                 1,060      61,308
-------------------------------------------------------------------------------
                                                                        132,621
-------------------------------------------------------------------------------

HONG KONG - 0.27%

Asia Satellite Telecommunications Holdings Ltd. - ADR(a)
 (Telecommunications)                                         1,600      37,400
-------------------------------------------------------------------------------

INDONESIA - 0.26%

PT Indosat - ADR (Telecommunications)                         1,300      35,588
-------------------------------------------------------------------------------

ISRAEL - 0.67%

ECI Telecommunications Ltd. Designs (Computer
 Networking)                                                  1,500      31,875
-------------------------------------------------------------------------------
Tadiran Telecommunications Ltd. (Telecommunications)          1,900      42,513
-------------------------------------------------------------------------------
TTI Team Telecom International Ltd.(a)
 (Telecommunications)                                         2,600      16,250
-------------------------------------------------------------------------------
                                                                         90,638
-------------------------------------------------------------------------------

ITALY - 0.71%

Telecom Italia Mobile S.p.A. (Telecommunications)            15,325      38,843
-------------------------------------------------------------------------------
Telecom Italia S.p.A. (Telecommunications)                   22,000      57,139
-------------------------------------------------------------------------------
                                                                         95,982
-------------------------------------------------------------------------------

JAPAN - 0.28%

Nippon Telegraph & Telephone (Telecommunications)                 5      37,907
-------------------------------------------------------------------------------

NETHERLANDS - 0.35%

Royal PTT Nederland N.V. (Telephone)                            270      10,306
-------------------------------------------------------------------------------
Royal PTT Nederland N.V. - ADR (Telephone)                      995      37,685
-------------------------------------------------------------------------------
                                                                         47,991

-------------------------------------------------------------------------------

NEW ZEALAND - 1.43%

Telecom Corp. of New Zealand Ltd. - ADR
 (Telecommunications)                                         2,400     194,400
-------------------------------------------------------------------------------

PERU - 0.48%

Luz Del Sur S.A.(a) (Electric Services)                       1,700      30,706
-------------------------------------------------------------------------------
Telefonica del Peru S.A. - ADR(a) (Telecommunications)        1,800      33,975
-------------------------------------------------------------------------------
                                                                         64,681
-------------------------------------------------------------------------------

PORTUGAL - 0.82%

Portugal Telecom S.A. - ADR (Telecommunications)              3,500      98,875
-------------------------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A.(a)
 (Telecommunications)                                           200      12,450
-------------------------------------------------------------------------------
                                                                        111,325
-------------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                   MARKET
                                                        SHARES     VALUE

SOUTH KOREA - 0.36%

Korea Electric Power Corp. - ADR (Electric Services)       2,400 $    49,200
----------------------------------------------------------------------------

SPAIN - 2.86%

Autopistas Concesionaria Espanola S.A. (Engineering &
 Construction)                                             3,900      53,772
----------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A. - ADR (Electric
 Services)                                                 1,100      77,000
----------------------------------------------------------------------------
Iberdrola S.A. (Electric Services)                        10,900     154,485
----------------------------------------------------------------------------
Telefonica de Espana - ADR (Telecommunications)            1,500     103,875
----------------------------------------------------------------------------
                                                                     389,132
----------------------------------------------------------------------------

SWEDEN - 0.49%

Telefonaktiebolaget LM Ericsson - ADR
 (Telecommunications)                                      2,200      66,412
----------------------------------------------------------------------------

UNITED KINGDOM - 6.29%

British Sky Broadcasting Group PLC  - ADR
 (Advertising/Broadcasting)                                  500      26,250
----------------------------------------------------------------------------
Hyder PLC (Water Supply)                                   2,510      31,972
----------------------------------------------------------------------------
London Electricity PLC (Electric Services)                 6,400      74,614
----------------------------------------------------------------------------
National Grid Group PLC (Electric Services)                4,734      15,856
----------------------------------------------------------------------------
National Power PLC (Electric Services)                    11,950     100,112
----------------------------------------------------------------------------
National Power PLC - ADR (Electric Services)                 900      30,487
----------------------------------------------------------------------------
Nynex CableComms Group - ADR(a) (Telecommunications)       2,100      38,062
----------------------------------------------------------------------------
PowerGen PLC (Electric Services)                           9,050      88,996
----------------------------------------------------------------------------
PowerGen PLC - ADR (Electric Services)                     1,100      43,450
----------------------------------------------------------------------------
Scottish Power PLC (Electric Services)                     9,750      58,964
----------------------------------------------------------------------------
Southern Electric PLC(a) (Electric Services)               3,416      46,584
----------------------------------------------------------------------------
United Utilities PLC (Water Supply)                        8,925      94,953
----------------------------------------------------------------------------
Wessex Water PLC (Water Supply)                            5,450      34,732
----------------------------------------------------------------------------
Yorkshire Electricity Group PLC (Electric Services)        6,500      89,643
----------------------------------------------------------------------------
Yorkshire Water PLC (Water Supply)                         6,600      79,716
----------------------------------------------------------------------------
                                                                     854,391
----------------------------------------------------------------------------

VENEZUELA - 1.35%

Cia. Anonima Nacional Telefonos de Venezuela(a)
 (Telephone) - ADR                                         6,500     182,813
----------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests                    3,034,404
----------------------------------------------------------------------------
                                                       PRINCIPAL
                                                        AMOUNT
DOMESTIC CONVERTIBLE BONDS - 0.93%

CABLE TELEVISION - 0.67%

International Cabletel Inc., Conv. Sub. Notes, 7.00%,
 06/15/08                                              $ 100,000      91,750
----------------------------------------------------------------------------

SEMICONDUCTORS - 0.26%

Analog Devices, Conv. Sub. Notes, 3.50%, 12/01/00         25,000      34,922
----------------------------------------------------------------------------
  Total Domestic Convertible Bonds                                   126,672
----------------------------------------------------------------------------

                                                         PRINCIPAL   MARKET
                                                          AMOUNT      VALUE
DOMESTIC NON-CONVERTIBLE BONDS - 7.92%

ADVERTISING/BROADCASTING - 1.89%

Comcast Corp., Sr. Sub. Deb., 9.50%, 01/15/08            $ 100,000 $   104,000
------------------------------------------------------------------------------
Time Warner, Inc., Deb., 6.85%, 01/15/26                    75,000      73,739
------------------------------------------------------------------------------
Time Warner, Inc., Notes, 8.18%, 08/15/07                   75,000      78,195
------------------------------------------------------------------------------
                                                                       255,934
------------------------------------------------------------------------------

ELECTRIC SERVICES - 1.97%

Arizona Public Service Co., Deb., 8.00%, 12/30/15           75,000      75,827
------------------------------------------------------------------------------
El Paso Electric Co., First Mortgage Bonds, 8.90%,
 02/01/06                                                   75,000      78,340
------------------------------------------------------------------------------
Indiana Michigan Power, Deb., 9.82%, 12/07/22               93,435     112,731
------------------------------------------------------------------------------
                                                                       266,898
------------------------------------------------------------------------------

ENERGY (ALTERNATE SOURCES) - 1.37%

AES Corp., Sr. Sub. Notes, 10.25%, 07/15/06                 75,000      80,625
------------------------------------------------------------------------------
California Energy Co., Disc. Notes, 10.25%, 01/15/04(c)    100,000     106,000
------------------------------------------------------------------------------
                                                                       186,625
------------------------------------------------------------------------------

FINANCE (CONSUMER CREDIT) - 0.61%

GMAC, Notes, 9.00%, 10/15/02                                75,000      82,576
------------------------------------------------------------------------------

GAS DISTRIBUTION - 0.56%

Ferrellgas Partners, Sr. Notes, 9.375%, 06/15/06            75,000      76,594
------------------------------------------------------------------------------

NATURAL GAS PIPELINE - 0.35%

PanEnergy Corp., Notes, 7.875%, 08/15/04                    45,000      47,538
------------------------------------------------------------------------------

TELECOMMUNICATIONS - 1.17%

AT&T Corp., Sr. Notes, 7.75%, 03/01/07                     150,000     159,025
------------------------------------------------------------------------------
  Total Domestic Non-Convertible Bonds                               1,075,190
------------------------------------------------------------------------------
FOREIGN NON-CONVERTIBLE BONDS - 3.77%

CANADA - 3.77%(d)

Bell Canada (Telecommunications), Deb., 10.875%,
 10/11/04                                                   50,000      45,600
------------------------------------------------------------------------------
Bell Canada (Telecommunications), Deb.,
 Series EW, 8.80%, 08/17/05                                 50,000      41,682
------------------------------------------------------------------------------
Canadian Oil Debco Inc. (Oil & Gas - Services), Deb.,
 11.00%, 10/31/00                                          100,000      85,591
------------------------------------------------------------------------------
Ontario Hydro (Electric Power), Global Bonds, 9.00%,
 06/24/02                                                  100,000      83,897
------------------------------------------------------------------------------
Teleglobe Canada, Inc. (Telecommunications), Deb.,
 8.35%, 06/20/03                                           100,000      80,603
------------------------------------------------------------------------------
Trans-Canada Pipelines (Oil & Gas - Services), Series
 MTN, 8.55%, 02/01/06                                       70,000      57,291
------------------------------------------------------------------------------
Trans-Canada Pipelines (Oil & Gas - Services), Series Q
 Deb., 10.625%, 10/20/09                                   125,000     117,094
------------------------------------------------------------------------------
  Total Foreign Non-Convertible Bonds                                  511,758
------------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND
30

                                                   PRINCIPAL   MARKET
                                                    AMOUNT      VALUE
U.S. TREASURY SECURITIES - 2.19%

U.S. TREASURY BONDS - 1.07%

7.625%, 02/15/25                                   $ 130,000 $   144,397
-------------------------------------------------------------------------

U.S. TREASURY NOTES - 1.12%

6.625%, 06/30/01                                     150,000     152,507
-------------------------------------------------------------------------
  Total U.S. Treasury Securities                                 296,904
-------------------------------------------------------------------------

TOTAL INVESTMENTS (excluding

 Repurchase Agreements)                                       12,292,135
-------------------------------------------------------------------------

REPURCHASE AGREEMENT - 11.16%(e)

Daiwa Securities America Inc., 6.25%, 01/02/97(f)  1,515,191   1,515,191
-------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 101.71%                         13,807,326
-------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (1.71%)                         (231,753)
-------------------------------------------------------------------------
NET ASSETS - 100.00%                                         $13,575,573
=========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/96, was $18,875 which represented 0.14% of the Fund's net assets.
(c) Discounted bond at purchase. Interest rate shown represents coupon at which bond will accrue at a specified future date.
(d) Foreign denominated security. Par value and coupon are denominated in Canadian dollars.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Joint repurchase agreement entered into 12/31/96 with a maturing value of $360,125,000. Collateralized by $355,195,000 U.S. Treasury obligations, 0% to 8.875% due 06/12/97 to 08/15/26.

Abbreviations:
ADR- American Depository Receipt
Conv.- Convertible
Deb.- Debentures
MTN- Medium Term Notes
Pfd.- Preferred
PIK- Payment in Kind
PRIDES- Preferred Redeemable Increased Dividend Equity Securities
Sr.- Senior
Sub.- Subordinated



See Notes to Financial Statements.

                        AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996


ASSETS:

Investments, at value (cost $11,963,690)                  $13,807,326
---------------------------------------------------------------------
Foreign currencies, at value (cost $6,367)                      6,395
---------------------------------------------------------------------
Receivables for:
 Capital stock sold                                             7,484
---------------------------------------------------------------------
 Investments sold                                               5,138
---------------------------------------------------------------------
 Dividends and interest                                        64,319
---------------------------------------------------------------------
Investment for deferred compensation plan                       8,768
---------------------------------------------------------------------
Other assets                                                       34
---------------------------------------------------------------------
  Total assets                                             13,899,464
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        283,820
---------------------------------------------------------------------
 Capital stock reacquired                                       3,213
---------------------------------------------------------------------
 Deferred compensation plan                                     8,768
---------------------------------------------------------------------
Accrued advisory fees                                           7,189
---------------------------------------------------------------------
Accrued directors' fees                                         1,551
---------------------------------------------------------------------
Accrued administrative services fees                            4,596
---------------------------------------------------------------------
Accrued operating expenses                                     14,754
---------------------------------------------------------------------
  Total liabilities                                           323,891
---------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING               $13,575,573

=====================================================================
Capital shares, $.001 par value per share:
 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                1,081,455
=====================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE       $12.55
=====================================================================


STATEMENT OF OPERATIONS
For the year ended December 31, 1996


INVESTMENT INCOME:

Dividends (net of $20,547 foreign withholding tax)           $  376,396
------------------------------------------------------------------------
Interest                                                        181,549
------------------------------------------------------------------------
 Total investment income                                        557,945
------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                    73,008
------------------------------------------------------------------------
Custodian fees                                                   24,662
------------------------------------------------------------------------
Administrative services fees                                     47,729
------------------------------------------------------------------------
Directors' fees and expenses                                      6,181
------------------------------------------------------------------------
Professional fees                                                16,688
------------------------------------------------------------------------
Other                                                             5,378
------------------------------------------------------------------------
 Total expenses                                                 173,646
------------------------------------------------------------------------
Less expenses assumed by advisor                                (15,954)
------------------------------------------------------------------------
 Net expenses                                                   157,692
------------------------------------------------------------------------
Net investment income                                           400,253
------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
 FOREIGN CURRENCY TRANSACTIONS:

Net realized gain from:
 Investment securities                                           65,722
------------------------------------------------------------------------
 Foreign currency transactions                                    2,007
------------------------------------------------------------------------
                                                                 67,729
------------------------------------------------------------------------
Unrealized appreciation of:
 Investment securities                                          880,191
------------------------------------------------------------------------
 Foreign currencies                                                 407
------------------------------------------------------------------------
                                                                880,598
------------------------------------------------------------------------
 Net gain on investment securities and foreign currencies       948,327
------------------------------------------------------------------------
Net increase in net assets resulting from operations         $1,348,580
========================================================================

                      See Notes to Financial Statements.

                         AIM V.I. GLOBAL UTILITIES FUND
32

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1996 and the eleven months ended December 31,
1995

                                                          1996         1995
                                                       -----------  ----------

OPERATIONS:

 Net investment income                                 $   400,253  $  180,945
-------------------------------------------------------------------------------
 Net realized gain from investment securities and
  foreign currency transactions                             67,729      80,096
-------------------------------------------------------------------------------
 Net unrealized appreciation of investment securities
  and foreign currencies                                   880,598     929,383
-------------------------------------------------------------------------------
  Net increase in net assets resulting from operations   1,348,580   1,190,424
-------------------------------------------------------------------------------
Net increase from capital stock transactions             4,317,451   4,441,375
-------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                   (410,247)   (186,096)
-------------------------------------------------------------------------------
Distributions from net realized capital gains              (74,178)     (9,403)
-------------------------------------------------------------------------------
  Net increase in net assets                             5,181,606   5,436,300
-------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                     8,393,967   2,957,667
-------------------------------------------------------------------------------
 End of period                                         $13,575,573  $8,393,967
===============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)            $11,740,457  $7,423,006
-------------------------------------------------------------------------------
 Undistributed net investment income                        (3,023)       (769)
-------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities and foreign currency
  transactions                                              (5,748)      8,441
-------------------------------------------------------------------------------
 Unrealized appreciation of investment securities and
  foreign currencies                                     1,843,887     963,289
-------------------------------------------------------------------------------
                                                       $13,575,573  $8,393,967
===============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1996

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Global Utilities Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income, and as a secondary objective the Fund seeks to achieve capital appreciation, by investing primarily in the common and preferred stocks of public utility companies (either domestic or foreign). Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last reported sales price or if there has been no sale that day, at the mean between the closing bid and asked prices on that day. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Debt securities are valued on the basis of valuations furnished by a pricing service, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost which approximates market value. Short-term securities that mature in more than 60 days are valued at current market

                        AIM V.I. GLOBAL UTILITIES FUND
 quotations. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by, or under the authority of, the Board of Directors. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1996, undistributed net investment income was increased by $7,740 and undistributed net realized gains reduced by $7,740 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
E. Forward Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. During the year ended December 31, 1996, AIM waived advisory fees of $15,954.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $47,729 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1996, the Fund incurred legal fees of $2,978 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1996 was $8,584,434 and $4,925,603, respectively.
 The amount of unrealized appreciation of investment securities, on a tax basis, as of December 31, 1996 is as follows:

Aggregate unrealized appreciation of investment securities    $1,932,636
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (95,691)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $1,836,945
=========================================================================

 Cost of investments for tax purposes is $11,970,381.

NOTE 5 - CAPITAL STOCK
Changes in capital stock outstanding during the year ended December 31, 1996 and the eleven months ended December 31, 1995 were as follows:

                                      1996                  1995
                               --------------------  --------------------
                                SHARES     AMOUNT     SHARES     AMOUNT
                               --------  ----------  --------  ----------
Sold                           578,877  $6,900,184   535,828  $5,682,400
-------------------------------------------------------------------------
Issued as reinvestment of
 distributions                  39,804     484,425    17,742     195,499
-------------------------------------------------------------------------
Reacquired                    (258,571) (3,067,158) (134,462) (1,436,524)
-------------------------------------------------------------------------
                               360,110  $4,317,451   419,108  $4,441,375
=========================================================================

                        AIM V.I. GLOBAL UTILITIES FUND
34

NOTE 6 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a Fund share outstanding during the year ended December 31,1996, the eleven months ended December 31, 1995 and the period May 2, 1994 (date operations commenced) through January 31, 1995.

                                        DECEMBER 31,                JANUARY 31,
                                       ---------------------        -----------
                                        1996           1995            1995
                                       -------        ------        -----------
Net asset value, beginning of period    $11.64         $9.69          $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.40          0.29            0.27
--------------------------------------------------------------------------------
  Net gains (losses) on securities
   (both realized and unrealized)         0.99          1.98           (0.33)
--------------------------------------------------------------------------------
  Total from investment operations        1.39          2.27           (0.06)
--------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income   (0.41)        (0.31)          (0.25)
--------------------------------------------------------------------------------
  Distributions from capital gain        (0.07)        (0.01)             --
--------------------------------------------------------------------------------
  Total distributions                    (0.48)        (0.32)          (0.25)
--------------------------------------------------------------------------------
Net asset value, end of period          $12.55        $11.64          $ 9.69
================================================================================
Total return(a)                          12.07%        23.73%          (0.56)%
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                              $13,576        $8,394          $2,958
================================================================================
Ratio of expenses to average net
 assets                                   1.40%(b)(c)   1.47%(c)(e)     1.31%(f)
================================================================================
Ratio of net investment income to
 average net assets                       3.56%(b)(d)   3.76%(d)(e)     4.39%(f)
================================================================================
Portfolio turnover rate                     47%           58%             69%
================================================================================
Average broker commission rate(g)      $0.0477           N/A             N/A
================================================================================

(a) Totals return are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $11,229,919.
(c) Ratios of expenses to average net assets prior to waiver of advisory fees are 1.55% and 2.44% for 1996 and 1995, respectively.
(d) Ratios of net investment income to average net assets prior to waiver of advisory fees are 3.42% and 2.79% for 1996 and 1995, respectively.
(e) Annualized.
(f) Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees and expense reimbursements are 2.80% and 2.90%, respectively.
(g) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

NOTE 7 - SUBSEQUENT EVENT
On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.

                        AIM V.I. GLOBAL UTILITIES FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Global Utilities Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and for the eleven month period ended December 31, 1995 and the financial highlights for the year then ended and for the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Global Utilities Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the eleven month period ended December 31, 1995 and the financial highlights for the year then ended and for the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995, in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 1997

                         AIM V.I. GLOBAL UTILITIES FUND
36

The Managers' Overview


MORTGAGES ARE BEST PERFORMING
GOVERNMENT BOND SEGMENT IN 1996

A roundtable discussion with the Fund management team for
AIM V.I. Government Securities Fund for the fiscal year ended December 31, 1996.
-------------------------------------------------------------------------------------------------------------------------------
Q. BONDS FACED A TUMULTUOUS YEAR. HOW           Portfolio Composition
DID AIM V.I. GOVERNMENT SECURITIES              As of 12/31/96
FUND PERFORM DURING THE REPORTING PERIOD?
                                                        Mortgage-backed Obligations                     46.39%
A. Uncertain economic conditions and                    U.S. Agency Obligations                         31.39
ongoing inflation concerns took their                   Cash Equivalents                                 7.01
toll on financial markets in 1996, and                  U.S. Treasury Obligations                       15.21
particularly in fixed-income securities.
The Fund's performance was similarly
affected-its total return was 2.29% for
the year ended December 31, 1996.                       BREAKDOWN OF MORTGAGE-BACKED OBLIGATIONS
                                                        Federal National Mortgage Assn.                 49.54%
                                                        Federal Home Loan Mortgage Corp.                42.08
Q. WHAT FACTORS HAVE PRESSURED THE                      Government National Mortgage Assn.               8.38
PERFORMANCE OF FIXED-INCOME SECURITIES?
                                                Please keep in mind that the Fund's portfolio composition is subject to
A. Uncertainty was the principal driver in      change and there is no assurance the Fund will continue to hold any
bond market performance in 1996, and that       particular security.
creates volatility. It centered around
changing indications in the economy. When       that the economic growth was moderate        rities-where some 46% of the Fund's
the Federal Reserve Board cut interest          without rising inflation. The advance        assets were invested-outperformed U.S.
rates on January 31, investors were             and then decline in market yields over       Treasury securities of equivalent
comfortable with the economic outlook-          the course of 1996 led one market            duration. The mortgage sector was
moderate growing without rising inflation.      strategist to dub it "a round-trip year."    aided by a boost in demand from such
 Early in March, financial markets were          Despite the fluctuations experienced in     agencies as Federal National Mortgage
stunned by economic reports that revealed       the investment-grade market in 1996,         Association and Federal Home Loan
the economy was growing with surprising         the Fund's diversified approach moderated    Mortgage Corporation that purchased
strength, which could lead to rising            this volatility while providing enhanced     approximately $80 billion in mortgage
inflation. That sent stock and bond             return.                                      securities in 1996.
prices tumbling as markets attempted to                                                       Mortgage-backed securities also
anticipate whether the Fed would choose to                                                   benefited when interest rates were
boost interest rates to reign in an over-       Q. HOW DID THESE FACTORS AFFECT THE          increasing. As mortgage rates topped
heating economy.                                FUND?                                        8%, homeowners were discouraged from
 Reflecting these changing expectations,                                                     refinancing and the rate of mortgage
the yield on the 10-year U.S. Treasury          A. As anticipated at the beginning of the    prepayments slowed appreciably. That
note ranged from a low of 5.5% in January       year, all bond market segments were off
to a high of 7.1% in June, before closing       their 1995 returns. Mortgage-backed secu-
at 6.4% for the year.
 Investment-grade bonds began to recover in
the fall when it became apparent




                      AIM V.I. GOVERNMENT SECURITIES FUND
                                                                              37


advantage diminished as interest rates          Q. WHAT IS THE DIFFERENCE BETWEEN WEIGHTED    Using duration, fund managers can
declined in the fall, and mortgage-backed       AVERAGE MATURITY AND DURATION?               manage the sensitivity of a
securities returned just 5.4% for the                                                        portfolio to changes in interest
year, according to Merrill Lynch's unman-       A.  They are very different. Unlike          rates. A longer duration on a bond
aged index of the performance of mortgage-      the weighted average maturity, which is      or a portfolio, like a longer
backed securities.                              an average of the term to maturty re-        maturity, indicates more sensitivity
                                                maining on each of the Fund's bond           to interest-rate changes because the
Q. WHAT OTHER STRATEGIES DID THE FUND           holdings, duration is the average time       investment is committed for a longer
USE TO STRENGTHEN ITS PERFORMANCE?              it takes to receive the interest and         period. During periods of rising
                                                the principal on a bond. For example, if     interest rates as noted during 1996,
A.  The Fund continued to shorten its           we compared two bonds of identical quality   the Fund's managers may shorten the
weighted average maturity and duration          and maturity, the two bonds could have the   duration of the portfolio to reduce
to reduce its sensitivity to rising             same weighted average maturity. However,     the impact on the Fund's share
interest rates. As of December 31, 1996,        the bond with the higher coupon would have   values.
weighted average maturity was approxima-        the lower duration because the investor
tely nine years and duration was about          would collect all payments in a shorter      Q. HOW WAS THE FUND POSITIONED AT
five years.                                     average amount of time.                      THE END OF THE FISCAL YEAR?

                                                                                             A. As of December 31, 1996, the Fund
                                                                                             held 46% in mortgage-backed
                                                                                             securities, 15% in U.S. Treasury
                                                                                             obligations, and 31% in U.S. agency
                                                                                             obligations. The Fund's remaining
                                                                                             assets were invested in cash and
                                                                                             cash equivalent securities.
                                                                                              Of the mortgage segment holdings,
                                                                                             50% of the Fund was invested in
                                                                                             securities from Federal National
                                                                                             Mortgage Association, 42% in
                                                                                             Federal Home Loan Mortgage Corp.
                                                                                             securities, and 8% in securities of
                                                                                             Government National Mortgage
                                                                                             Association.

                                                                                             Q. WHAT IS YOUR OUTLOOK FOR THE
                                                                                             FIXED-INCOME MARKET IN 1997?

                                                                                             A. The pace of economic growth will
                                                                                             be the key to financial market
                                                                                             performance in 1997. At the close of
                                                                                             1996, economic growth appeared to
Growth of a $10,000 Investment                                                               have settled at an annual rate of
From 5/5/93 - 12/31/96                                                                       2.5%. in recent testimony before
                                                                                             Congress, Fed Chairman Alan
                  AIM V.I. Government           Lehman Brothers Intermediate                 Greenspan said, "The economy has
                    Securities Fund              Government Bond Index                       retained considerable vigor, with
        (In thousands)                                                                       few signs of the imbalances and
                                                                                             inflationary tensions that have
5/5/93                  $10,000                         $10,000                              disrupted past expansions."
7/30/93                  10,180                          10,138                               The economy is growing at a
10/29/93                 10,383                          10,356                              reasonable rate without rising
1/31/94                  10,478                          10,449                              inflation, and that reduces the
4/29/94                   9,939                          10,089                              likelihood that interest rates may
7/29/94                  10,069                          10,231                              increase over the near term. Less
10/31/94                  9,947                          10,177                              interest rate volatility generally
1/31/95                  10,120                          10,330                              means less risk--a boost for fixed-
4/28/95                  10,487                          10,710                              income securities. If this positive
7/31/95                  10,870                          11,089                              environment can be sustained, the
10/31/95                 11,219                          11,397                              results should be favorable for all
1/31/96                  11,599                          11,730                              investors. Should economic
4/30/96                  11,225                          11,519                              performance deviate from current
7/31/96                  11,350                          11,666                              expectations, the Fund's diversified
10/31/96                 11,713                          12,024                              approach to investing should perform
12/31/96                 11,784                          12,104                              well even in more volatile times.

AVERAGE ANNUAL TOTAL RETURN                          Past performance cannot guarantee comparable
As of 12/31/96                                       future results.
1 Year                    2.29%
Inception (5/5/93)        4.59

The performance figures shown represent the AIM V.I. Government Securities Fund and are not intended to reflect actual annuity values, and do not reflect charges at the separate account level which, if applied, would lower the performance results. The Fund's performance figures are historical and reflect reinvestment of all distributions and changes in the net asset value. The Fund's investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Source: Towers
Data Systems HYPO.--Registered Trademark--
   The Lehman Bros. Intermediate Government Bond Index is an unmanaged composite generally considered representative of intermediate U.S. Treasury and U.S.
government agency securities. Results shown here are for the period 4/30/93 through 12/31/96. Source: Lehman Brothers.
   An investment cannot be made in any index listed. Index results include reinvested dividends.

                      AIM V.I. GOVERNMENT SECURITIES FUND
38

SCHEDULE OF INVESTMENTS
December 31, 1996

                                                     PRINCIPAL    MARKET
                                                       AMOUNT      VALUE
U.S. GOVERNMENT AGENCIES - 78.95%

FEDERAL FARM CREDIT BANK - 0.79%

Medium term note
 5.96%, 07/14/03                                    $  200,000 $   193,872
------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK - 7.73%

Debentures
 8.375%, 10/25/99                                      150,000     158,858
------------------------------------------------------------------------------
 6.00%, 06/27/00                                       250,000     248,680
------------------------------------------------------------------------------
 7.31%, 07/06/01                                       500,000     520,070
------------------------------------------------------------------------------
 7.57%, 08/19/04                                       500,000     529,010
------------------------------------------------------------------------------
 8.17%, 12/16/04                                       400,000     438,620
------------------------------------------------------------------------------
                                                                 1,895,238
------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP. - 22.65%

Debentures
 6.13%, 08/19/99                                       150,000     150,324
------------------------------------------------------------------------------
 8.115%, 01/31/05                                      500,000     545,180
------------------------------------------------------------------------------
Pass through certificates
 6.00%, 11/01/08 to 08/01/10                           930,460     898,698
------------------------------------------------------------------------------
 6.50%, 12/01/08 to 07/01/23                           510,500     495,129
------------------------------------------------------------------------------
 7.00%, 11/01/10 to 01/01/26                         2,895,167   2,875,251
------------------------------------------------------------------------------
 10.50%, 08/01/19                                      310,433     344,192
------------------------------------------------------------------------------
 8.50%, 08/01/24                                       237,042     246,151
------------------------------------------------------------------------------
                                                                 5,554,925
------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 35.23%

Debentures
 7.55%, 04/22/02                                       400,000     419,744
------------------------------------------------------------------------------
 8.50%, 02/01/05                                       500,000     526,270
------------------------------------------------------------------------------
Medium term notes
 5.33%, 06/02/99                                       500,000     498,750
------------------------------------------------------------------------------
 6.59%, 05/24/01                                       500,000     506,120
------------------------------------------------------------------------------
 7.375%, 03/28/05                                      300,000     313,506
------------------------------------------------------------------------------
 6.625%, 01/31/06                                      670,000     656,091
------------------------------------------------------------------------------
Pass through certificates
 7.50%, 11/01/09 to 06/01/25                         2,642,962   2,674,666
------------------------------------------------------------------------------
 6.50%, 10/01/10 to 06/01/23                           631,508     616,591
------------------------------------------------------------------------------
 7.00%, 07/01/11 to 09/01/25                         1,439,529   1,429,747
------------------------------------------------------------------------------
 8.25%, 04/01/22                                       606,259     626,151
------------------------------------------------------------------------------
 8.50%, 09/01/24                                       359,306     372,891
------------------------------------------------------------------------------
                                                                 8,640,527
------------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.95%

Pass through certificates
 9.50%, 08/15/03 to 09/15/16                            96,780     104,967
------------------------------------------------------------------------------
 9.00%, 09/15/08 to 10/15/16                           239,711     255,594
------------------------------------------------------------------------------
 11.00%, 10/15/15                                       51,360      57,395
------------------------------------------------------------------------------
 10.50%, 09/15/17 to 11/15/19                           62,183      69,158
------------------------------------------------------------------------------

                                                    PRINCIPAL    MARKET
                                                      AMOUNT      VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - (CONTINUED)
 6.50%, 12/15/23                                    $  500,623 $   480,753
------------------------------------------------------------------------------
                                                                   967,867
------------------------------------------------------------------------------

PRIVATE EXPORT FUNDING COMPANY - 1.27%

Debentures
 7.30%, 01/31/02                                       300,000     311,034
------------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION - 3.25%

Debentures
 5.34%, 02/22/99                                       500,000     499,445
------------------------------------------------------------------------------
 5.55%, 12/15/99                                       150,000     147,860
------------------------------------------------------------------------------
 6.50%, 08/01/02                                       150,000     150,327
------------------------------------------------------------------------------
                                                                   797,632
------------------------------------------------------------------------------

TENNESSEE VALLEY AUTHORITY - 4.08%

Debentures
 6.375%, 06/15/05                                      500,000     494,755
------------------------------------------------------------------------------
 5.98%, 04/01/36                                       500,000     506,775
------------------------------------------------------------------------------
                                                                 1,001,530
------------------------------------------------------------------------------
  Total U.S. Government Agencies                                19,362,625
------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 15.43%

U.S. TREASURY NOTES & BONDS - 15.20%

 6.25%, 05/31/00 to 08/31/00                         1,200,000   1,205,958
------------------------------------------------------------------------------
 6.375%, 08/15/02                                    1,000,000   1,006,590
------------------------------------------------------------------------------
 6.50%, 10/15/06                                       500,000     502,965
------------------------------------------------------------------------------
 6.875%, 08/15/25                                      500,000     509,755
------------------------------------------------------------------------------
 6.75%, 08/15/26                                       500,000     504,015
------------------------------------------------------------------------------
                                                                 3,729,283
------------------------------------------------------------------------------

U.S. TREASURY STRIPS - 0.23%

 6.80%(a), 11/15/18                                    250,000      56,090
------------------------------------------------------------------------------
  Total U.S. Treasury Securities                                 3,785,373
------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 7.12%(b)

Daiwa Securities America, Inc., 6.25%, 01/02/97(c)   1,746,103   1,746,103
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.50%                                     24,894,101
------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (1.50%)                           (367,585)
------------------------------------------------------------------------------
NET ASSETS - 100.00%                                           $24,526,516
==============================================================================

Notes to Schedule of Investments:
(a) U.S. Treasury STRIPS are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 12/31/96 with a maturing value of $360,125,000. Collateralized by $355,195,000 U.S. Treasury obligations, 0% to 8.875% due 06/12/97 to 08/15/26.
See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996


ASSETS:
Investments, at market value (cost $24,885,471)           $24,894,101
---------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            60,170
---------------------------------------------------------------------
 Interest                                                     265,368
---------------------------------------------------------------------
Investment for deferred compensation plan                      11,447
---------------------------------------------------------------------
Organizational costs, net                                       3,870
---------------------------------------------------------------------
Other assets                                                    6,103
---------------------------------------------------------------------
  Total assets                                             25,241,059
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        676,507
---------------------------------------------------------------------
 Deferred compensation                                         11,447
---------------------------------------------------------------------
Accrued advisory fees                                          10,422
---------------------------------------------------------------------
Accrued directors' fees                                         1,540
---------------------------------------------------------------------
Accrued administrative service fees                             3,406
---------------------------------------------------------------------
Accrued operating expenses                                     11,221
---------------------------------------------------------------------
  Total liabilities                                           714,543
---------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING               $24,526,516

=====================================================================
Capital shares, $.001 par value per share:
 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                2,485,318
=====================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE        $9.87
=====================================================================


STATEMENT OF OPERATIONS
For the year ended December 31, 1996


INVESTMENT INCOME:

Interest                                                         $1,443,467
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                       107,471
----------------------------------------------------------------------------
Custodian fees                                                       14,326
----------------------------------------------------------------------------
Administrative services fees                                         38,695
----------------------------------------------------------------------------
Directors' fees and expenses                                          6,373
----------------------------------------------------------------------------
Professional fees                                                    17,682
----------------------------------------------------------------------------
Organizational costs                                                  2,903
----------------------------------------------------------------------------
Other                                                                 9,163
----------------------------------------------------------------------------
  Total expenses                                                    196,613
----------------------------------------------------------------------------
Net investment income                                             1,246,854
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES:

Net realized gain (loss) on sales of investment securities          (33,180)
----------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investment securities    (626,394)
----------------------------------------------------------------------------
Net gain (loss) on investment securities                           (659,574)
----------------------------------------------------------------------------
Net increase in net assets resulting from operations             $  587,280
============================================================================

                      See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND
40

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1996 and the eleven months ended December 31,
1995

                                                      1996         1995

OPERATIONS:

 Net investment income                             $ 1,246,854  $   821,240
----------------------------------------------------------------------------
 Net realized gain (loss) on sales of investment
  securities                                           (33,180)    (148,986)
----------------------------------------------------------------------------
 Net unrealized appreciation (depreciation) of
  investment securities                               (626,394)   1,343,577
----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                        587,280    2,015,831
----------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                             (1,251,057)    (852,380)
----------------------------------------------------------------------------
Net equalization credits                               247,547      199,339
----------------------------------------------------------------------------
Net increase from capital stock transactions         5,397,355    5,295,385
----------------------------------------------------------------------------
    Net increase in net assets                       4,981,125    6,658,175
----------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                               $19,545,391  $12,887,216
----------------------------------------------------------------------------
 End of period                                      24,526,516   19,545,391
============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $24,348,661  $18,951,306
----------------------------------------------------------------------------
 Undistributed net investment income                   653,121      409,777
----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                               (483,896)    (450,716)
----------------------------------------------------------------------------
 Unrealized appreciation of investment securities        8,630      635,024
----------------------------------------------------------------------------
                                                   $24,526,516  $19,545,391
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1996

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Government Securities Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the U.S. Government. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market prices are not provided by the pricing service are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis.
C. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $387,410, which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Equalization - The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and the costs of repurchases of fund shares, equivalent on a per share basis to the amount of undistributed net

                      AIM V.I. GOVERNMENT SECURITIES FUND
   investment income, is credited or charged to undistributed net income when the transaction is recorded so that undistributed net investment income per share is unaffected by sales or redemptions of fund shares.
E. Organizational Costs - Organizational costs for the Fund of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% of the first $250 million of the Fund's average daily net assets, plus 0.45% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $38,695 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Fund's shares.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1996, the Fund incurred legal fees of $2,168 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1996 was $12,203,533 and $6,469,084, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities as of December 31, 1996 is as follows:

Aggregate unrealized appreciation of investment securities           $ 198,397
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (189,767)
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities  $   8,630
===============================================================================

 Investments have the same cost for tax and financial statement purposes.

NOTE 5 - CAPITAL STOCK
 Changes in capital stock outstanding during the year ended December 31, 1996 and the eleven months ended December 31, 1995 were as follows:

                                  1996                  1995
                           --------------------  --------------------
                            SHARES     AMOUNT     SHARES     AMOUNT
                           --------  ----------  --------  ----------
Sold                        872,793  $8,373,957   693,583  $6,660,171
-------------------------  --------  ----------  --------  ----------
Issued as reinvestment of
 distributions              126,754   1,220,637    85,675     852,380
-------------------------  --------  ----------  --------  ----------
Reacquired                 (435,586) (4,197,239) (229,935) (2,217,166)
-------------------------  --------  ----------  --------  ----------
                            563,961  $5,397,355   549,323  $5,295,385
                           ========  ==========  ========  ==========

NOTE 6 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the year ended December 31, 1996, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                               DECEMBER 31,             JANUARY 31,
                              -------------------     -------------------
                               1996        1995        1995        1994
                              -------     -------     -------     -------
Net asset value, beginning
 of period                    $ 10.17     $  9.39     $ 10.24     $ 10.00
----------------------------  -------     -------     -------     -------
Income from investment
 operations:
  Net investment income          0.58        0.54        0.53        0.38
----------------------------  -------     -------     -------     -------
  Net gains (losses) on
   securities (both realized
   and unrealized)              (0.35)       0.74       (0.88)       0.10
----------------------------  -------     -------     -------     -------
   Total from investment
    operations                   0.23        1.28       (0.35)       0.48
----------------------------  -------     -------     -------     -------
Less distributions:
  Dividends from net
   investment income            (0.53)      (0.50)      (0.50)      (0.24)
----------------------------  -------     -------     -------     -------
   Total distributions          (0.53)      (0.50)      (0.50)      (0.24)
----------------------------  -------     -------     -------     -------
Net asset value, end of
 period                       $  9.87     $ 10.17     $  9.39     $ 10.24
----------------------------  =======     =======     =======     =======
Total return(a)                  2.29%      13.84%      (3.42)%      4.78%
----------------------------  =======     =======     =======     =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
 (000s omitted)               $24,527     $19,545     $12,887     $10,643
----------------------------  =======     =======     =======     =======
Ratio of expenses to average
 net assets                      0.91%(b)    1.19%(c)    0.95%(d)    1.00%(c)(d)
----------------------------  =======     =======     =======     =======
Ratio of net investment
 income to average net
 assets                          5.80%(b)    5.78%(c)    5.51%(e)    4.74%(c)(e)
----------------------------  =======     =======     =======     =======
Portfolio turnover rate            32%         41%         29%          0%
----------------------------  =======     =======     =======     =======

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $21,494,183.
(c) Annualized.
(d) Ratios of expenses to average net assets prior to waiver of advisory fees and/or expense reimbursements are 1.10% and 1.80% (annualized) for January, 1995 and 1994, respectively.
(e) Ratios of net investment income to average net assets prior to waiver of advisory fees and/or expense reimbursements are 5.35% and 3.94% (annualized) for January, 1995 and 1994, respectively.

NOTE 7 - SUBSEQUENT EVENT
On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.
                      AIM V.I. GOVERNMENT SECURITIES FUND
42

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Government Securities Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Government Securities Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 1997

                      AIM V.I. GOVERNMENT SECURITIES FUND

The Managers' Overview


STOCK INVESTORS ARE
TREATED TO A STRONG 1996

A roundtable discussion with the Fund management team for
AIM V.I. Growth Fund for the fiscal year ended December 31, 1996.
-------------------------------------------------------------------------------------------------------------------------------
Q. STOCKS DEFIED PREDICTIONS BY               profits that seemed hard to match               Top 10 Holdings
PRODUCING ANOTHER STRONG YEAR.                a year later.  That was particularly            As of 12/31/96
HOW DID AIM V.I. GROWTH FUND PER-             true for many technology companies,
FORM DURING THE REPORTING PERIOD?             and many stocks in the technology sector        1.  Student Loan Marketing Association
                                              fell sharply in the fall of 1995 and the        2.  Pep Boys-Manny, Moe & Jack
A. The bull market logged another             summer of 1996.                                 3.  Conseco, Inc.
year in its record longevity, but                While later reports indicated the            4.  Philip Morris Companies, Inc.
its strength was more thinly dis-             economy had slowed to a moderate pace,          5.  International Game Technology
tributed than in 1995 and large               some analysts anticipated that higher           6.  Federal Home Loan Mortgage
company stocks definitely held the            interest rates remained a possibility.              Association
field.  Stocks of midsize companies                                                           7.  AccuStaff, Inc.
turned in decent performance, but             Q. HOW DID INVESTORS REACT IN THAT              8.  Loews Corp.
they lagged large company stocks              ENVIRONMENT?                                    9.  Gateway 2000, Inc.
for the year, as evidenced by the                                                            10.  St. Jude Medical, Inc.
19.20% total return posted for the            A. Uncertainty creates volatile markets.
Standard & Poor's Midcap Index                While stocks rose to record levels during       Please keep in mind that the Fund's
compared to the 22.95% return for             the year, circuit breakers on the New York      portfolio composition is subject to
the Standard & Poor's Composite               Stock Exchange, which temporarily suspend       change and there is no assurance the
Index of 500 Stocks.                          trading to check volatility, were trig-         Fund will continue to hold any
   The Fund delivered a respectable           gered a record 96 times.                        particular security.
total return of 18.09%, reflecting               Given such dramatic fluctuation, in-
the trend for mid-cap company stocks.         vestors gravitated to stocks in larger
Also in evidence was the impact of            companies with more predictable earnings.
sharp declines in the technology              As a result, large-company stocks generally     software and networking companies.
sector, which suffered significant            outperformed stocks of midsize companies           The Fund also increased its
volatility in the summer of 1996.             1996.                                           holdings in other sectors including
                                                                                              specialty retailers and medical ser-
Q. WHAT WERE THE FORCES BEHIND THE            Q. HOW DID THESE FACTORS AFFECT THE             vices providers.
ADVANCE IN EQUITY MARKETS?                    FUND?
                                                                                              Q. WHAT'S THE OUTLOOK FOR THE
A. Stocks delivered another record-           A. The Fund was affected by the per-            TECHNOLOGY SECTOR?
breaking performance thanks to robust         formance of small-and mid-cap stocks
corporate profits and the favorable           as well as stocks in the techonlogy             A. We noted a number of positive
environment of healthy economic growth        sector.  Due to its larger concentration        factors that bode well for selected
without rising inflation.  However, the       in technology stocks, the Fund was              technology areas where the Fund is
charging advance was interrupted several      vulnerable when that sector suffered            invested.  Technol-
times during the year when economic           a broad-based decline in the summer.
reports suggested that surprisingly
strong growth might rock the boat             Q. WHAT STRATEGIES DID THE FUND USE
and send interest rates higher.               TO STRENGTHEN ITS PERFORMANCE?
   Higher interest rates increase
borrowing and operating costs, and            A. The Fund stressed a more broadly
that can have a strong impact on              diversified portfolio.  The technology
corporate profits, particularly for           weighting was pared to approximately
smaller companies.  In 1995, many             23% by the end of the reporting period,
companies had posted stunning                 and the Fund repositioned its emphasis
                                              from semiconductor producers to computer

                             AIM V.I. GROWTH FUND
44


ogy giants Microsoft Corp. and Intel         Q. HOW WAS THE FUND POSITIONED AT                tion has begun to drive out many of
continue as market leaders thanks to         THE END OF THE FISCAL YEAR?                      the smaller, less experienced players,
their ability to generate strong pro-                                                         particularly in the physician practice
fit growth.  Microsoft's Windows NT          A. The Fund held a large number of stocks--      management area.  The Fund focused on
and Intel's Pentium Pro chip have the        220 as of December 31, 1996, spread over         three major areas in the health-care
potential to launch another major up-        53 industry categories.  The largest             segment where there appears to be
grade cycle in spring 1997 that will         position weighting in the Fund was 1.83%.        attractive potential for earnings
benefit PC makers and software de-           The Fund's largest concentrations were           growth: preventive maintenance,
velopers alike.  PC makers Compaq            23% in technology, followed by 16% in            assisted living, and hospital systems
Computer Corp. and Dell Computer             medical products and services, and 6%            administration.
Corp. benefit from the decline in            in retail and consumer cyclicals.                   Among the Fund's strongest per-
prices of semiconductors and other                                                            formers were such market leaders as
components.  Computer networking com-        Q. WHAT DO YOU SEE AS THE MAIN THEMES            medical instruments and products maker
panies like 3Com Corp. have been             IN THE HEALTH-CARE INDUSTRY?                     St. Jude Medical, Inc., patient ser-
consistently strong during the period                                                         vices provider HealthSouth Corp.,
as companies continue to upgrade data        A. Consolidation efforts continue in the         and drugmaker Johnson & Johnson.
communication capacity.                      health-care industry, and intense competi-
                                                                                              Q. THE FUND HAD A SIGNIFICANT
GROWTH OF A $10,000 INVESTMENT                                                                WEIGHTING IN STOCKS OF RETAIL AND
From 5/5/93 - 12/31/96                                                                        CONSUMER NON-CYCLICAL COMPANIES,
                            AIM V.I. GROWTH           S&P 500                                 PARTICULARLY RETAIL STORES.  WHAT
                                 FUND               STOCK INDEX                               ATTRACTED YOU THERE?
        (In thousands)
5/5/93                         $10,000               $10,000                                  A. Earnings in the retail sector have
7/30/93                         10,420                10,155                                  been surprisingly strong, and they
10/29/93                        11,160                10,675                                  continue to grow at an attractive
1/31/94                         11,607                11,062                                  pace.  Consumer demand for goods has
4/29/94                         10,626                10,430                                  kept store inventories low and fully
7/29/94                         10,425                10,681                                  priced.  The Fund emphasized holdings
10/31/94                        10,207                11,088                                  in stronger, name-brand stores:
1/31/95                         10,782                11,123                                  Safeway Inc., Staples Inc., Con-
4/28/95                         12,060                12,247                                  solidated Stores Corp., and Dayton
7/31/95                         14,094                13,462                                  Hudson Corp.
10/31/95                        14,436                14,011
1/31/96                         14,806                15,412                                  Q. WHAT IS YOUR OUTLOOK FOR THE
4/30/96                         15,712                15,937                                  MARKET IN 1997?
7/31/96                         14,887                15,678
10/31/96                        16,639                17,376                                  A. Conditions appear favorable for
12/31/96                        17,175                18,344                                  stocks over the near term, thanks to
                                                                                              a positive economic climate.  The
                                          Past performance cannot guarantee comparable        economy is growing at a reasonable
AVERAGE ANNUAL TOTAL RETURN               future results.                                     rate without rising inflation, and
As of 12/31/96                                                                                that reduces the likelihood that in-
1 Year                 18.09%                                                                 terest rates may increase over the
Inception (5/5/93)     15.94                                                                  near term.
                                                                                               The pace of growth in corporate
                                                                                              earnings will be the key to market
The performance figures shown represent the AIM V.I. Growth Fund and are not intended         performance in 1997.  Through most
to reflect actual annuity values, and do not reflect charges at the separate account          of the 1990s, corporate earnings
level which, if applied, would lower the performance results.  The Fund's performance         growth has been above historic
figures are historical and reflect reinvestment of all distributions and changes in the       averages.  As economic growth con-
net asset value.  The Fund's investment return and principal value will fluctuate so          tinues at a slower pace, it is likely
that Fund shares, when redeemed, may be worth more or less than their original cost.          that corporate earnings will slow to
Source:  Towers Data Systems HYPO. --Registered Trademark--                                   a more moderate rate, which may
   The Standard & Poor's Composite Index of 500 Stocks (S&P 500) is a group of unmanaged      translate into more conservative
securities widely regarded by investors to be representative of the stock market in           performance for stocks.
general.  Source:  Towers Data Systems HYPO. --Registered Trademark--
   An investment cannot be made in any index listed.  Index results include reinvested dividends.


                             AIM V.I. GROWTH FUND

SCHEDULE OF INVESTMENTS
December 31, 1996

                                            SHARES      MARKET
                                                        VALUE
DOMESTIC COMMON STOCKS - 86.06%

ADVERTISING/BROADCASTING - 0.48%

Interpublic Group of Cos., Inc.               18,000 $    855,000
-----------------------------------------------------------------

AEROSPACE/DEFENSE - 0.77%

Gulfstream Aerospace Corp.(a)                 27,000      654,750
-----------------------------------------------------------------
United Technologies Corp.                     11,000      726,000
-----------------------------------------------------------------
                                                        1,380,750
-----------------------------------------------------------------

AUTOMOBILE (MANUFACTURERS) - 0.46%

Chrysler Corp.                                25,000      825,000
-----------------------------------------------------------------

BANKING (MONEY CENTER) - 0.43%

Citicorp                                       7,500      772,500
-----------------------------------------------------------------

BEVERAGES (SOFT DRINKS) - 0.37%

PepsiCo, Inc.                                 22,500      658,125
-----------------------------------------------------------------

BIOTECHNOLOGY - 1.06%

AMGEN Inc.(a)                                  6,000      326,250
-----------------------------------------------------------------
Biogen, Inc.(a)                               20,000      775,000
-----------------------------------------------------------------
Guidant Corp.                                 14,000      798,000
-----------------------------------------------------------------
                                                        1,899,250
-----------------------------------------------------------------

BUSINESS SERVICES - 2.92%

AccuStaff, Inc.(a)                            78,600    1,660,425
-----------------------------------------------------------------
Cognizant Corp.(a)                            45,000    1,485,000
-----------------------------------------------------------------
CUC International, Inc.(a)                    16,500      391,875
-----------------------------------------------------------------
Diebold, Inc.                                 11,700      735,638
-----------------------------------------------------------------
Equifax, Inc.                                 23,200      710,500
-----------------------------------------------------------------
Olsten Corp.                                  15,900      240,488
-----------------------------------------------------------------
                                                        5,223,926
-----------------------------------------------------------------

CHEMICALS - 0.25%

Monsanto Co.                                  11,700      454,838
-----------------------------------------------------------------

COMPUTER MAINFRAMES - 0.85%

International Business Machines Corp.         10,000    1,510,000
-----------------------------------------------------------------

COMPUTER MINI/PCS - 3.85%

Apple Computer, Inc.(a)                       30,000      626,250
-----------------------------------------------------------------
COMPAQ Computer Corp.(a)                      18,000    1,336,500
-----------------------------------------------------------------
Dell Computer Corp.(a)                        24,200    1,285,625
-----------------------------------------------------------------
Gateway 2000, Inc.(a)                         29,700    1,590,806
-----------------------------------------------------------------
Hewlett-Packard Co.                           18,000      904,500
-----------------------------------------------------------------
Sun Microsystems, Inc.(a)                     44,000    1,130,250
-----------------------------------------------------------------
                                                        6,873,931
-----------------------------------------------------------------

                                            SHARES      MARKET
                                                        VALUE
COMPUTER NETWORKING - 3.10%

Cabletron Systems, Inc.(a)                    18,900  $    628,425
------------------------------------------------------------------
Cascade Communications Corp.(a)               25,000     1,378,125
------------------------------------------------------------------
Cisco Systems, Inc.(a)                        23,000     1,463,375
------------------------------------------------------------------
FORE Systems, Inc.(a)                         18,000       591,750
------------------------------------------------------------------
3Com Corp.(a)                                 20,000     1,467,500
------------------------------------------------------------------
                                                         5,529,175
------------------------------------------------------------------

COMPUTER PERIPHERALS - 0.90%

EMC Corp.(a)                                  21,000       695,625
------------------------------------------------------------------
Storage Technology Corp.(a)                   19,300       919,163
------------------------------------------------------------------
                                                         1,614,788
------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES - 7.76%

BMC Software, Inc.(a)                         31,000     1,282,625
------------------------------------------------------------------
Cadence Design Systems, Inc.(a)               27,700     1,101,075
------------------------------------------------------------------
Ceridian Corp.(a)                             30,540     1,236,870
------------------------------------------------------------------
Computer Associates International, Inc.       21,900     1,089,525
------------------------------------------------------------------
CompuWare Corp.(a)                            21,000     1,052,625
------------------------------------------------------------------
Electronic Arts, Inc.(a)                      20,000       598,750
------------------------------------------------------------------
Electronic Data Systems Corp.                 13,000       562,250
------------------------------------------------------------------
Fiserv, Inc.(a)                               25,000       918,750
------------------------------------------------------------------
HBO & Co.                                     25,000     1,484,375
------------------------------------------------------------------
Microsoft Corp.(a)                             8,500       702,313
------------------------------------------------------------------
Oracle Corp.(a)                               12,750       532,312
------------------------------------------------------------------
Parametric Technology Co.(a)                   8,700       446,963
------------------------------------------------------------------
Sterling Commerce, Inc.(a)                    25,000       881,250
------------------------------------------------------------------
Synopsys, Inc.(a)                             10,400       481,000
------------------------------------------------------------------
Wallace Computer Services, Inc.               43,000     1,483,500
------------------------------------------------------------------
                                                        13,854,183
------------------------------------------------------------------

CONGLOMERATES - 2.73%

Allied Signal Inc.                            10,200       683,400
------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                8,000       755,000
------------------------------------------------------------------
Loews Corp.                                   17,200     1,621,100
------------------------------------------------------------------
Tyco International Ltd.                       26,800     1,417,050
------------------------------------------------------------------
U.S. Industries Inc.(a)                       11,900       409,063
------------------------------------------------------------------
                                                         4,885,613
------------------------------------------------------------------

CONTAINERS - 0.28%

Sealed Air Corp.(a)                           12,000       499,500
------------------------------------------------------------------

COSMETICS & TOILETRIES - 0.84%

Warner-Lambert Co.                            20,000     1,500,000
------------------------------------------------------------------

                              AIM V.I. GROWTH FUND
46

                                                           MARKET
                                              SHARES       VALUE
ELECTRONIC COMPONENTS/MISCELLANEOUS - 1.89%

Checkpoint Systems, Inc.(a)                     54,700 $  1,353,825
-------------------------------------------------------------------
Symbol Technologies, Inc.(a)                    16,000      708,000
-------------------------------------------------------------------
Thermo Instrument Systems, Inc.(a)              17,900      592,938
-------------------------------------------------------------------
Waters Corp.(a)                                 23,500      713,813
-------------------------------------------------------------------
                                                          3,368,576
-------------------------------------------------------------------

FINANCE (ASSET MANAGEMENT) - 1.16%

Bear Stearns Cos., Inc.                          9,900      275,962
-------------------------------------------------------------------
Franklin Resources, Inc.                         8,500      581,187
-------------------------------------------------------------------
Schwab (Charles) Corp.                          16,300      521,600
-------------------------------------------------------------------
T. Rowe Price Associates                        16,100      700,350
-------------------------------------------------------------------
                                                          2,079,099
-------------------------------------------------------------------

FINANCE (CONSUMER CREDIT) - 5.27%

Federal Home Loan Mortgage Corp.                15,600    1,717,950
-------------------------------------------------------------------
Federal National Mortgage Association           24,000      894,000
-------------------------------------------------------------------
Finova Group, Inc.                               6,500      417,625
-------------------------------------------------------------------
Green Tree Financial Corp.                      19,400      749,325
-------------------------------------------------------------------
Household International, Inc.                    5,500      507,375
-------------------------------------------------------------------
Money Store, Inc. (The)                         10,500      290,062
-------------------------------------------------------------------
PMI Group, Inc. (The)                           21,600    1,196,100
-------------------------------------------------------------------
Student Loan Marketing Association              34,000    3,166,250
-------------------------------------------------------------------
SunAmerica, Inc.                                10,800      479,250
-------------------------------------------------------------------
                                                          9,417,937
-------------------------------------------------------------------

FINANCE (SAVINGS & LOAN) - 0.91%

Ahmanson (H.F.) & Co.                           25,000      812,500
-------------------------------------------------------------------
ContiFinancial Corp.(a)                          4,800      173,400
-------------------------------------------------------------------
Great Western Financial Corp.                   22,000      638,000
-------------------------------------------------------------------
                                                          1,623,900
-------------------------------------------------------------------

FOOD/PROCESSING - 0.96%

ConAgra, Inc.                                   13,500      671,625
-------------------------------------------------------------------
Dean Foods Co.                                  24,000      774,000
-------------------------------------------------------------------
Lancaster Colony Corp.                           5,966      274,436
-------------------------------------------------------------------
                                                          1,720,061
-------------------------------------------------------------------

FUNERAL SERVICES - 0.62%

Service Corp. International                     39,800    1,114,400
-------------------------------------------------------------------

GAMING - 1.02%

International Game Technology                  100,000    1,825,000
-------------------------------------------------------------------

HOME BUILDING - 0.08%

Champion Enterprises, Inc.(a)                    7,200      140,400
-------------------------------------------------------------------

HOTELS/MOTELS - 1.41%

HFS, Inc.(a)                                    12,500      746,875
-------------------------------------------------------------------
Hilton Hotels Corp.                             22,000      574,750
-------------------------------------------------------------------

                                                           MARKET
                                              SHARES       VALUE
HOTELS/MOTELS-(CONTINUED)

Host Marriott Corp.(a)                          55,600 $    889,600
-------------------------------------------------------------------
Marriott International, Inc.                     5,500      303,875
-------------------------------------------------------------------
                                                          2,515,100
-------------------------------------------------------------------

INSURANCE (LIFE & HEALTH) - 1.24%

Conseco Inc.                                    33,500    2,135,625
-------------------------------------------------------------------
Provident Companies, Inc.                        1,600       77,400
-------------------------------------------------------------------
                                                          2,213,025
-------------------------------------------------------------------

INSURANCE (MULTI-LINE PROPERTY) - 3.90%

Allstate Corp.                                  19,900    1,151,713
-------------------------------------------------------------------
American International Group, Inc.               6,500      703,625
-------------------------------------------------------------------
Chubb Corp.                                      9,800      526,750
-------------------------------------------------------------------
CIGNA Corp.                                      6,500      888,062
-------------------------------------------------------------------
Everest Re Holdings, Inc.                       24,400      701,500
-------------------------------------------------------------------
ITT Hartford Group, Inc.                         7,000      472,500
-------------------------------------------------------------------
MGIC Investment Corp.                            9,400      714,400
-------------------------------------------------------------------
Old Republic International Corp.                11,300      302,275
-------------------------------------------------------------------
Travelers Group, Inc.                           33,000    1,497,375
-------------------------------------------------------------------
                                                          6,958,200
-------------------------------------------------------------------

LEISURE & RECREATION - 0.85%

Carnival Corp. - Class A                        22,000      726,000
-------------------------------------------------------------------
Coleman Co., Inc.(a)                             6,200       85,250
-------------------------------------------------------------------
Harley-Davidson, Inc.                           15,000      705,000
-------------------------------------------------------------------
                                                          1,516,250
-------------------------------------------------------------------

MACHINERY (HEAVY) - 0.42%

Caterpillar Inc.                                10,000      752,500
-------------------------------------------------------------------

MACHINERY (MISCELLANEOUS) - 0.88%

Thermo Electron Corp.(a)                        38,000    1,567,500
-------------------------------------------------------------------

MEDICAL (DRUGS) - 5.94%

Abbott Laboratories                             16,000      812,000
-------------------------------------------------------------------
American Home Products Corp.                    13,000      762,125
-------------------------------------------------------------------
AmeriSource Health Corp.(a)                     15,000      723,750
-------------------------------------------------------------------
Bristol-Myers Squibb Co.                         9,000      978,750
-------------------------------------------------------------------
Cardinal Health, Inc.                            9,000      524,250
-------------------------------------------------------------------
Express Scripts, Inc. - Class A(a)               1,400       50,225
-------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                       29,000      569,125
-------------------------------------------------------------------
Johnson & Johnson                               23,200    1,154,200
-------------------------------------------------------------------
Lilly (Eli) & Co.                                7,900      576,700
-------------------------------------------------------------------
Merck & Co., Inc.                               12,000      951,000
-------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                        14,000      554,750
-------------------------------------------------------------------
Rhone-Poulenc Rorer, Inc.                       19,500    1,523,438
-------------------------------------------------------------------
Schering-Plough Corp.                            9,700      628,075
-------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                 17,800      799,888
-------------------------------------------------------------------
                                                         10,608,276
-------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                              SHARES     MARKET
                                                         VALUE
MEDICAL (INSTRUMENTS/PRODUCTS) - 3.53%

Baxter International Inc.                       15,700 $    643,700
-------------------------------------------------------------------
Becton, Dickinson & Co.                         17,000      737,375
-------------------------------------------------------------------
Boston Scientific Corp.(a)                       8,770      526,200
-------------------------------------------------------------------
Medtronic, Inc.                                 10,000      680,000
-------------------------------------------------------------------
St. Jude Medical, Inc.(a)                       37,000    1,577,125
-------------------------------------------------------------------
Stryker Corp.(a)                                25,000      746,875
-------------------------------------------------------------------
Sybron International Corp.(a)                   29,000      957,000
-------------------------------------------------------------------
U.S. Surgical Corp.                             11,100      437,062
-------------------------------------------------------------------
                                                          6,305,337
-------------------------------------------------------------------

MEDICAL (PATIENT SERVICES) - 3.70%

Columbia\HCA Healthcare Corp.                   27,000    1,100,250
-------------------------------------------------------------------
Health Care & Retirement Corp.(a)                6,700      191,788
-------------------------------------------------------------------

HEALTHSOUTH Corp.(a)                            35,500    1,371,188

-------------------------------------------------------------------
MedPartners, Inc.(a)                            57,880    1,215,480
-------------------------------------------------------------------
Oxford Health Plans, Inc.(a)                     8,500      497,781
-------------------------------------------------------------------
Quorum Health Group, Inc.(a)                    36,500    1,085,875
-------------------------------------------------------------------
Tenet Healthcare Corp.(a)                       33,000      721,875
-------------------------------------------------------------------
United Healthcare Corp.(a)                       9,400      423,000
-------------------------------------------------------------------
                                                          6,607,237
-------------------------------------------------------------------

NATURAL GAS PIPELINE - 0.37%

Columbia Gas System, Inc.                       10,500      668,063
-------------------------------------------------------------------

OFFICE AUTOMATION - 0.32%

Xerox Corp.                                     11,000      578,875
-------------------------------------------------------------------

OFFICE PRODUCTS - 0.76%

Avery Dennison Corp.                            10,000      353,750
-------------------------------------------------------------------
Ingram Micro, Inc. - Class A(a)                 28,000      644,000
-------------------------------------------------------------------
Reynolds & Reynolds Co. - Class A               14,000      364,000
-------------------------------------------------------------------
                                                          1,361,750
-------------------------------------------------------------------

OIL & GAS (DRILLING) - 0.33%

Reading & Bates Corp.(a)                        22,000      583,000
-------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.03%

Transocean Offshore Inc.                           900       56,362
-------------------------------------------------------------------

OIL & GAS (SERVICES) - 0.67%

Halliburton Co.                                  6,000      361,500
-------------------------------------------------------------------
Louisiana Land & Exploration Co.                10,100      541,613
-------------------------------------------------------------------
NorAm Energy Corp.                              19,300      296,738
-------------------------------------------------------------------
                                                          1,199,851
-------------------------------------------------------------------

OIL EQUIPMENT & SUPPLIES - 1.87%

Baker Hughes, Inc.                              17,000      586,500
-------------------------------------------------------------------
BJ Services Co.(a)                               5,400      275,400
-------------------------------------------------------------------
Cooper Cameron Corp.(a)                          2,800      214,200
-------------------------------------------------------------------

                                              SHARES     MARKET
                                                         VALUE
OIL EQUIPMENT & SUPPLIES-(CONTINUED)

Dresser Industries, Inc.                        12,500 $    387,500
-------------------------------------------------------------------
Rowan Companies, Inc.(a)                        34,000      769,250
-------------------------------------------------------------------
Schlumberger Ltd.                                5,500      549,312
-------------------------------------------------------------------
Tidewater, Inc.                                 12,500      565,625
-------------------------------------------------------------------
                                                          3,347,787
-------------------------------------------------------------------

PAPER & FOREST PRODUCTS - 0.37%

Kimberly-Clark Corp.                             7,000      666,750
-------------------------------------------------------------------

PUBLISHING - 0.45%

New York Times Co. - Class A                    17,000      646,000
-------------------------------------------------------------------
Times Mirror Co. (The) - Class A                 3,000      149,250
-------------------------------------------------------------------
                                                            795,250
-------------------------------------------------------------------

RESTAURANTS - 0.57%

Applebee's International, Inc.                  37,000    1,017,500
-------------------------------------------------------------------

RETAIL (FOOD & DRUGS) - 1.35%

American Stores Co.                             17,000      694,875
-------------------------------------------------------------------
Kroger Co. (The)(a)                              3,700      172,050
-------------------------------------------------------------------
Safeway, Inc.(a)                                36,000    1,539,000
-------------------------------------------------------------------
                                                          2,405,925
-------------------------------------------------------------------

RETAIL (STORES) - 5.94%

Consolidated Stores Corp.(a)                    25,000      803,125
-------------------------------------------------------------------
Dayton Hudson Corp.                             24,500      961,625
-------------------------------------------------------------------
Gap, Inc. (The)                                 23,000      692,875
-------------------------------------------------------------------
Home Depot, Inc.                                17,000      852,125
-------------------------------------------------------------------
Lowe's Companies, Inc.                          35,000    1,242,500
-------------------------------------------------------------------
Micro Warehouse, Inc.(a)                         1,100       12,925
-------------------------------------------------------------------
Pep Boys - Manny, Moe & Jack                    72,800    2,238,600
-------------------------------------------------------------------
Staples, Inc.(a)                                52,075      940,605
-------------------------------------------------------------------
Sysco Corp.                                     21,000      685,125
-------------------------------------------------------------------
Tech Data Corp.(a)                               1,300       35,587
-------------------------------------------------------------------
Toys "R" Us, Inc.(a)                            42,000    1,260,000
-------------------------------------------------------------------
U.S. Office Products Co. (a)                    25,000      853,125
-------------------------------------------------------------------
Viking Office Products, Inc.(a)                  1,400       37,362
-------------------------------------------------------------------
                                                         10,615,579
-------------------------------------------------------------------

SEMICONDUCTORS - 3.65%

Advanced Micro Devices, Inc.(a)                  7,000      180,250
-------------------------------------------------------------------
Altera Corp.(a)                                 12,000      872,250
-------------------------------------------------------------------
Applied Materials, Inc.(a)                      38,000    1,365,625
-------------------------------------------------------------------
Intel Corp.                                     11,500    1,505,781
-------------------------------------------------------------------
KLA Instruments Corp.(a)                        20,000      710,000
-------------------------------------------------------------------
Micron Technology, Inc.                         20,000      582,500
-------------------------------------------------------------------
National Semiconductor Corp.(a)                 27,000      658,125
-------------------------------------------------------------------
Texas Instruments, Inc.                         10,000      637,500
-------------------------------------------------------------------
                                                          6,512,031
-------------------------------------------------------------------

                              AIM V.I. GROWTH FUND
48

                                                    SHARES     MARKET
                                                               VALUE
SHOES & RELATED APPAREL - 0.39%

Nike, Inc. - Class B                                  11,700 $    699,075
-----------------------------------------------------------------------------

TELECOMMUNICATIONS - 3.81%

ADC Telecommunications, Inc.(a)                       30,600      952,425
-----------------------------------------------------------------------------
Andrew Corp.(a)                                       12,000      636,750
-----------------------------------------------------------------------------
Frontier Corp.                                        12,000      271,500
-----------------------------------------------------------------------------
Lucent Technologies, Inc.                             20,000      925,000
-----------------------------------------------------------------------------
MFS Communications Co., Inc.(a)                       14,000      763,000
-----------------------------------------------------------------------------
PairGain Technologies, Inc.(a)                        16,000      487,000
-----------------------------------------------------------------------------
Tellabs, Inc.(a)                                      34,000    1,279,250
-----------------------------------------------------------------------------
360 Communications Co.(a)                             27,500      635,937
-----------------------------------------------------------------------------
WorldCom, Inc.(a)                                     33,000      860,062
-----------------------------------------------------------------------------
                                                                6,810,924
-----------------------------------------------------------------------------

TELEPHONE - 0.38%

Cincinnati Bell, Inc.                                 11,000      677,875
-----------------------------------------------------------------------------

TEXTILES - 0.71%

Fruit of The Loom, Inc. - Class A(a)                  20,000      757,500
-----------------------------------------------------------------------------
Liz Claiborne, Inc.                                   13,000      502,125
-----------------------------------------------------------------------------
                                                                1,259,625
-----------------------------------------------------------------------------

TOBACCO - 3.26%

Philip Morris Companies, Inc.                         18,000    2,027,250
-----------------------------------------------------------------------------
RJR Nabisco Holdings Corp.                            45,000    1,530,000
-----------------------------------------------------------------------------
Universal Corp.                                       25,000      803,125
-----------------------------------------------------------------------------
UST, Inc.                                             45,000    1,456,875
-----------------------------------------------------------------------------
                                                                5,817,250
-----------------------------------------------------------------------------
  Total Domestic Common Stocks                                153,742,849
-----------------------------------------------------------------------------
                                                  PRINCIPAL
                                                    AMOUNT
DOMESTIC CONVERTIBLE CORPORATE BONDS - 1.74%

ELECTRONIC COMPONENTS/MISCELLANEOUS - 0.80%

SCI Systems, Inc., Conv. Sub. Notes, 5.00%,
 05/01/06(b) (Acquired 10/31/96 - 12/06/96; Cost
 $1,564,664)                                      $1,223,000    1,428,305
-----------------------------------------------------------------------------

RESTAURANTS - 0.44%

Boston Chicken, Inc., Conv. Liquid Yield Option
 Notes, 8.00%, 06/01/15(c)                         2,436,000      774,745
-----------------------------------------------------------------------------

SEMICONDUCTORS - 0.50%

Cypress Semiconductor Corp., Conv. Sub. Notes,
 3.15%, 03/15/01                                     800,000      899,712
-----------------------------------------------------------------------------
  Total Domestic Convertible Corporate Bonds                    3,102,762
-----------------------------------------------------------------------------

                                                      SHARES      MARKET
                                                                  VALUE
FOREIGN STOCKS & OTHER EQUITY INTERESTS - 7.25%

CANADA - 1.06%

Canadian Pacific, Ltd. (Transportation -
  Miscellaneous)                                        21,000  $    556,500
----------------------------------------------------------------------------
Newbridge Networks Corp. (Computer Networking) (a)      21,000       593,250
----------------------------------------------------------------------------
Northern Telecom Ltd. (Telecommunications)              12,000       742,500
----------------------------------------------------------------------------
                                                                   1,892,250
----------------------------------------------------------------------------

FINLAND - 0.74%

Nokia Oy A.B. - Class A (Telecommunications)             7,350       426,620
----------------------------------------------------------------------------
Nokia Oy A.B. - Class A - ADR (Telecommunications)      15,650       901,830
----------------------------------------------------------------------------
                                                                   1,328,450
----------------------------------------------------------------------------

FRANCE - 0.26%

Roussel-Uclaf (Medical - Drugs)                          1,600       470,888
----------------------------------------------------------------------------

IRELAND - 0.33%

Elan Corp. PLC-ADR (Medical - Drugs)(a)                 17,500       581,875
----------------------------------------------------------------------------

ISRAEL - 0.65%

ECI Telecommunications Ltd. Designs (Computer
 Networking)                                            14,100       299,625
----------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Medical -
  Drugs)                                                17,100       859,275
----------------------------------------------------------------------------
                                                                   1,158,900
----------------------------------------------------------------------------

ITALY - 0.32%

Fila Holding S.p.A.-ADR (Retail - Stores)               10,000       581,250
----------------------------------------------------------------------------

JAPAN - 1.29%

Canon, Inc. (Office Automation)                         29,000       641,050
----------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile - Manufacturers)      15,000       428,719
----------------------------------------------------------------------------
Sony Corp. (Electronic Components/Miscellaneous)         9,000       589,845
----------------------------------------------------------------------------
TDK Corp. (Electronic Components/Miscellaneous)         10,000       651,930
----------------------------------------------------------------------------
                                                                   2,311,544
----------------------------------------------------------------------------

NETHERLANDS - 0.72%

Gucci Group N.V.-ADR (Textiles)                          8,000       511,000
----------------------------------------------------------------------------
Royal Dutch Petroleum Co. (Oil & Gas - Services)         4,500       768,375
----------------------------------------------------------------------------
                                                                   1,279,375
----------------------------------------------------------------------------

SWEDEN - 0.78%

Telefonaktiebolaget LM Ericsson-ADR
 (Telecommunications)                                   46,000     1,388,625
----------------------------------------------------------------------------

UNITED KINGDOM - 1.10%

Danka Business Systems PLC-ADR (Office Automation)      17,000       601,375
----------------------------------------------------------------------------
SmithKline Beecham PLC-ADR (Medical - Drugs)            20,000     1,360,000
----------------------------------------------------------------------------
                                                                   1,961,375
----------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests                   12,954,532
----------------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                    PRINCIPAL
                                                     AMOUNT     MARKET
                                                                VALUE
FOREIGN CONVERTIBLE BONDS - 0.33%

SWITZERLAND - 0.33%

Sandoz Capital BVI Ltd., Sr. Conv. Deb., 2.00%,
 10/06/02(b) (Acquired 11/04/96 - 11/08/96; Cost
 $612,612)                                          $ 550,000 $    591,250
--------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 3.51%

U.S. Treasury Bills - 3.51%(d)
 4.72%, 02/06/97                                      250,000      248,865
--------------------------------------------------------------------------
 4.84%, 02/06/97                                      140,000      139,364
--------------------------------------------------------------------------
 4.945%, 03/27/97(e)                                5,941,000    5,873,629
--------------------------------------------------------------------------
  Total U.S. Treasury Securities                                 6,261,858
--------------------------------------------------------------------------

REPURCHASE AGREEMENT - 1.03%(f)

Daiwa Securities America, Inc., 6.25%, 01/02/97(g)  1,834,472    1,834,472
--------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.92%                                     178,487,723
--------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.08%                              150,169
--------------------------------------------------------------------------
NET ASSETS - 100.00%                                          $178,637,892
==========================================================================

Investment Abbreviations:
ADR  - American Depository Receipt
Conv.- Convertible
Deb. - Debentures
Sr.  - Senior
Sub. - Subordinated

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at December 31, 1996 was $2,019,555 which represented 1.13% of the Fund's net assets.
(c) Zero coupon bond. The interest rate represents the rate of original issue discount.
(d) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Joint repurchase agreement entered into 12/31/96 with a maturing value of $360,125,000. Collateralized by $355,195,000 U.S. Treasury obligations, 0% to 8.875% due 06/12/97 to 08/15/26.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996


ASSETS:
Investments, at market value (cost $154,626,844)          $178,487,723
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            423,787
----------------------------------------------------------------------
 Investments sold                                            1,210,059
----------------------------------------------------------------------
 Dividends and interest                                        162,853
----------------------------------------------------------------------
Organizational costs, net                                        4,260
----------------------------------------------------------------------
Investment for deferred compensation plan                       12,007
----------------------------------------------------------------------
Other assets                                                       195
----------------------------------------------------------------------
  Total assets                                             180,300,884
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       1,079,108
----------------------------------------------------------------------
 Deferred compensation plan                                     12,007
----------------------------------------------------------------------
 Options written                                               307,025
----------------------------------------------------------------------
 Variation margin                                              124,100
----------------------------------------------------------------------
Accrued advisory fees                                           98,239
----------------------------------------------------------------------
Accrued directors' fees                                          1,767
----------------------------------------------------------------------
Accrued administrative services fees                             3,586
----------------------------------------------------------------------
Accrued operating expenses                                      37,160
----------------------------------------------------------------------
  Total liabilities                                          1,662,992
----------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING               $178,637,892

======================================================================
Capital shares, $.001 par value per share:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                10,990,000
----------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE        $16.25
======================================================================




                              AIM V.I. GROWTH FUND
50

STATEMENT OF OPERATIONS
For the year ended December 31, 1996


INVESTMENT INCOME:

Dividends (net of $12,190 foreign withholding tax)               $ 1,366,576
-----------------------------------------------------------------------------
Interest                                                             851,189
-----------------------------------------------------------------------------
   Total investment income                                         2,217,765
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                        916,484
-----------------------------------------------------------------------------
Custodian fees                                                        84,078
-----------------------------------------------------------------------------
Administrative services fees                                          39,552
-----------------------------------------------------------------------------
Directors' fees and expenses                                           6,833
-----------------------------------------------------------------------------
Organizational costs                                                   2,892
-----------------------------------------------------------------------------
Other                                                                 54,154
-----------------------------------------------------------------------------
   Total expenses                                                  1,103,993
-----------------------------------------------------------------------------
Net investment income                                              1,113,772
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FUTURES AND OPTIONS CONTRACTS:

NET REALIZED GAIN FROM:

Investment securities                                              6,639,709
-----------------------------------------------------------------------------
Foreign currency transactions                                         10,228
-----------------------------------------------------------------------------
Futures contracts                                                  1,680,864
-----------------------------------------------------------------------------
Options contracts                                                     31,908
-----------------------------------------------------------------------------
                                                                   8,362,709
-----------------------------------------------------------------------------

UNREALIZED APPRECIATION (DEPRECIATION) OF:

Investment securities                                             13,734,605
-----------------------------------------------------------------------------
Foreign currencies                                                    (4,595)
-----------------------------------------------------------------------------
Futures contracts                                                    (70,532)
-----------------------------------------------------------------------------
Options contracts                                                     35,948
-----------------------------------------------------------------------------
                                                                  13,695,426
-----------------------------------------------------------------------------
 Net gain on investment securities, foreign currencies, futures
  and options contracts                                           22,058,135
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations             $23,171,907
=============================================================================


STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1996 and the eleven months ended December 31,
1995

                                                       1996          1995
                                                   ------------  ------------

OPERATIONS:

 Net investment income                             $  1,113,772  $    637,435
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currency transactions, futures and
  options contracts                                   8,362,709     9,511,105
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies, futures and
  options contracts                                  13,695,426     8,357,905
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                       23,171,907    18,506,445
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                (662,515)      (48,608)
------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                               (7,442,940)           --
------------------------------------------------------------------------------
Net increase from capital stock transactions         60,971,328    38,645,259
------------------------------------------------------------------------------
   Net increase in net assets                        76,037,780    57,103,096
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                102,600,112    45,497,016
------------------------------------------------------------------------------
 End of period                                     $178,637,892  $102,600,112
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $145,591,115  $ 84,619,787
------------------------------------------------------------------------------
 Undistributed net investment income                  1,090,173       628,628
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currency transactions,
  futures and options contracts                       7,976,691     7,067,210
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies, futures and options
  contracts                                          23,979,913    10,284,487
------------------------------------------------------------------------------
                                                   $178,637,892  $102,600,112
==============================================================================

                      See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 1996

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Growth Fund (the "Fund"). The Fund's investment objective is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. If no mean is available, as is the case in some foreign market, the closing bid will be used absent a last sales price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost which approximates market value. Short-term securities that mature in more than 60 days are valued at current market quotations. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1996, undistributed net investment income was increased by $10,288 and undistributed net realized gains reduced by $10,288 in order to comply with the requirements of the American Institute of Certified Public Accountants. Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Organizational Costs - Organizational costs of $14,461 are being amortized over five years.
E. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
F. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal

                             AIM V.I. GROWTH FUND
52
   to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
   A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
G. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
H. Foreign Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a forward currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $39,552 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1996, the Fund incurred legal fees of $3,079 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1996 was $246,780,569 and $180,020,101, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1996 is as follows:

Aggregate unrealized appreciation of investment securities    $26,960,222
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (3,471,926)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $23,488,296
==========================================================================

 Cost of investments for tax purposes is $154,999,427.

NOTE 5 - CAPITAL STOCK
Changes in capital stock outstanding during the year ended December 31, 1996 and the eleven months ended December 31, 1995 were as follows:

                                   1996                    1995
                           ----------------------  ----------------------
                            SHARES      AMOUNT      SHARES      AMOUNT
                           ---------  -----------  ---------  -----------
Sold                       3,676,649  $57,637,947  3,110,541  $41,750,413
--------------------------------------------------------------------------
Issued as reinvestment of
 distributions               511,063    8,105,455      3,426       48,608
--------------------------------------------------------------------------
Reacquired                  (304,826)  (4,772,074)  (255,480)  (3,153,762)
--------------------------------------------------------------------------
                           3,882,886  $60,971,328  2,858,487  $38,645,259
==========================================================================

NOTE 6 - OPEN COVERED CALL OPTIONS CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1996 are summarized as follows:

                       OPTION CONTRACTS
                     ---------------------
                     NUMBER OF  PREMIUMS
                     CONTRACTS  RECEIVED
                     --------- -----------
Beginning of period       --            --
-------------------------------------------
Written                4,081   $ 1,730,497
-------------------------------------------
Exercised               (380)     (105,055)
-------------------------------------------
Expired                 (184)      (47,712)
-------------------------------------------
Closed                (2,897)   (1,234,757)
-------------------------------------------
End of period            620   $   342,973
===========================================

                              AIM V.I. GROWTH FUND

 Open call option contracts written at December 31, 1996 were as follows:

                                                            DECEMBER 31,   UNREALIZED
                         CONTRACT STRIKE NUMBER OF PREMIUM      1996      APPRECIATION
         ISSUE            MONTH   PRICE  CONTRACTS RECEIVED MARKET VALUE (DEPRECIATION)
-----------------------  -------- ------ --------- -------- ------------ --------------
Boston Scientific Corp.   January   50       52    $ 37,959   $ 53,625      $(15,666)
Cascade Communications
 Corp.                    January   65      110      60,355      7,562        52,793
Cascade Communications
 Corp.                    January   80      140      78,187      1,750        76,437
Federal Home Loan
 Mortgage Association     January   90       68      54,976    139,400       (84,424)
HBO & Co.                February   60      250     111,496    104,688         6,808
                                            ---    --------   --------      --------
                                            620    $342,973   $307,025       $35,948
---------------------------------------------------------------------------------------

NOTE 7 - FUTURES CONTRACTS
On December 31, 1996, $255,000 par value U.S. Treasury bills were pledged as collateral to cover margin requirements for futures contracts.
 Futures contracts outstanding at December 31, 1996:

                  NO. OF                       UNREALIZED
CONTRACT        CONTRACTS   MONTH  COMMITMENT APPRECIATION
S&P 500 Index  17 contracts Mar 97    Buy       $83,436

NOTE 8 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the year ended December 31, 1996, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                DECEMBER 31,              JANUARY 31,
                              ---------------------     -----------------
                                1996         1995        1995      1994
                              --------     --------     -------   -------
Net asset value, beginning
 of period                    $  14.44     $  10.71     $ 11.59   $ 10.00
----------------------------  --------     --------     -------   -------
Income from investment
 operations:
  Net investment income           0.07         0.09        0.06      0.02
----------------------------  --------     --------     -------   -------
  Net gains (losses) on
   securities (both realized
   and unrealized)                2.52         3.65       (0.88)     1.59
----------------------------  --------     --------     -------   -------
   Total from investment
    operations                    2.59         3.74       (0.82)     1.61
----------------------------  --------     --------     -------   -------
Less distributions:
  Dividends from net
   investment income             (0.06)       (0.01)      (0.06)    (0.02)
----------------------------  --------     --------     -------   -------
  Distributions from capital
   gains                         (0.72)          --          --        --
----------------------------  --------     --------     -------   -------
   Total distributions           (0.78)       (0.01)     (0.06)     (0.02)
----------------------------  --------     --------     -------   -------
Net asset value, end of
 period                       $  16.25     $  14.44     $ 10.71   $ 11.59
============================  ========     ========     =======   =======
Total return(a)                  18.09%       34.89%      (7.11)%   16.07%
============================  ========     ========     =======   =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
 (000s omitted)               $178,638     $102,600     $45,497   $25,115
============================  ========     ========     =======   =======
Ratio of expenses to average
 net assets                       0.78%(b)     0.84%(c)    0.95%     0.85%(c)(d)
============================  ========     ========     =======   =======
Ratio of net investment
 income to average net
 assets                           0.79%(b)     0.95%(c)    0.71%     0.51%(c)(d)
============================  ========     ========     =======   =======
Portfolio turnover rate            143%         125%        179%       99%
============================  ========     ========     =======   =======
Average broker commission
 rate(e)                      $ 0.0629          N/A         N/A       N/A
============================  ========     ========     =======   =======

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $140,923,834.
(c)Annualized.
(d) Annualized ratios of expenses and net investment income (loss) to average net assets prior to waiver of advisory fees are 1.50% and (0.14)%, respectively.
(e) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

NOTE 9 - SUBSEQUENT EVENT
On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.

                              AIM V.I. GROWTH FUND
54

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 1997

                              AIM V.I. GROWTH FUND

The Managers' Overview


1996 FAVORED
GROWTH AND INCOME INVESTORS

A roundtable discussion with the Fund management team
for AIM V.I. Growth and Income Fund for the fiscal year ended December 31, 1996.
-------------------------------------------------------------------------------------------------------------------------------
Q. HOW DID AIM V.I. GROWTH AND                  Q.  HOW DID YOU MANAGE THE PORTFOLIO           Top 10 Holdings
INCOME FUND PERFORM DURING THE                  DURING THIS PERIOD?                            As of 12/31/96
FISCAL YEAR?                                    A.  We looked for companies with attrac-
A.  Stocks delivered another                    tive dividends that seemed capable of          1.  Philip Morris Companies, Inc.
strong year in 1996; bonds had a                growing their earnings whatever the            2.  Cincinnati Bell, Inc.
more difficult time.  Nonetheless,              state of the economy.                          3.  Hewlett-Packard Co.
growth and income funds were the                    About 80% of the portfolio is              4.  Bristol-Meyers Squibb Co.
best performers among fund categories,          invested in dividend-paying common             5.  SmithKline Beecham plc-ADR
according to Lipper Analytical                  stocks and convertible securities.             6.  Federal National
Services, Inc. AIM V.I. Growth and              Convertibles often are very attractive             Mortgage Association
Income Fund posted a strong total               because they produce a steady income           7.  MFS Communications Co.
return of 19.95% for the year ended             stream while participating in any              8.  CIGNA Corp.
12/31/96.                                       advance in the market value of the             9.  Rhone-Poulenc Rorer, Inc.
                                                underlying common stock.  At the              10.  Ceridian Corp.
Q.  HOW WOULD YOU DESCRIBE MARKET               close of the fiscal year, the Fund's
CONDITIONS DURING THE FISCAL YEAR?              portfolio was composed of 197 holdings.       Please keep in mind that the Fund's
A.  For most of the year, investors                                                           portfolio composition is subject to
were concerned with pace of economic            Q.  DID THE PORTFOLIO CONTAIN ANY             change and there is no assurance the
growth and the possibility of rising            NOTABLE CONVERTIBLE SECURITIES?               Fund will continue to hold any
interest rates.  Higher interest                A.  Service Corp. International, or           particular security.
rates erode the profits of                      SCI has been a profitable holding.  SCI
corporations and the value of fixed-            is the world's largest operator of            Q.  WHAT DO YOU LIKE ABOUT THE
income securities.  That translated             funeral homes and cemeteries, and             HEALTH-CARE SECTOR?
to extreme volatility in financial              through aggressive acquisitions has           A.  One health-care segment,
markets.  While stocks rose to record           been the leading consolidator in a            pharmaceuticals, represents more
levels during the year, circuit breakers        very fragmented, localized industry.          than  10% of the Fund's portfolio.
on the New York Stock Exchange, which           SCI's convertible preferred stock             It's an industry in which recent
temporarily suspend trading to check            has offered dividends combined with           mergers have improved operating
volatility, were triggered a record             growth in market value as the price           efficiencies and reduced costs.
96 times.                                       of the company's common stock has                 One holding, American Home Prod-
    Bond markets suffered from changing         risen.                                        ucts, Corp. participates in both
expectations about the directions of the                                                      these trends.  Its 1994 acquisition
economy.  Indications of surprisingly           Q.  WERE THERE PARTICULAR INDUSTRIES          of American Cyanamid boosted earnings
strong economic growth early in the year        IN WHICH YOU FOUND GOOD OPPORTUNITIES?        per share because of cost savings.
sent bond prices tumbling the first             A.  We found good opportunities in the        And the company owns a majority
nine months of 1996.  Investment-grade          health-care sector, particularly              stake in Immunex, which
bonds began to recover in the fall              pharmaceuticals, and also in technology.
when it became apparent that economic
growth was moderate and without
inflation, but their performance for
the year was disappointing.

























                        AIM V.I. GROWTH AND INCOME FUND
56


recently received Food and Drug                 Q.  DID YOU FIND TECHNOLOGY STOCKS                  Technology giants Microsoft
Administration approval for an easier-          THAT ESCAPED THE GENERAL VOLATILITY             Corp. and Intel Corp. continued as
to-administer version of a drug that            IN THAT SECTOR?                                 market leaders during the year
treats side effects of chemotherapy                                                             thanks to their ability to generate
for leukemia.                                   A.  Many technology stocks tend to              strong profit growth.  Microsoft's
   A number of compelling factors               be volatile, and many had steep declines        Windows NT and Intel's Pentium Pro
suggest further growth for the health-          late in 1995 and in summer 1996.  A             chip have the potential to launch
care industry.  An aging population is          number already have started to rebound,         another major upgrade cycle in
bound to produce continued demand.  A           and trends favor some technology                spring 1997 that will benefit PC
new federal entitlement initiative in           companies over others.  For example,            makers and software developers
the health-care area seems unlikely,            while commodity-type semiconductor              alike.
which means a more certain environment          producers suffered from overcapacity                Additionally, some companies
in the industry.                                and an inability to raise prices, that          aren't official members of the
   Finally, health-care companies have          helped personal computer makers like            technology universe but act as if
made enormous strides in cost control           Compaq whose component costs decreased          they are.  We can use another
and increased efficiency through                as a result.                                    portfolio holding as an example.
consolidation in recent years.                                                                      As its name suggests, Cincinnati
                                                                                                Bell, Inc. used to be a local phone
                                                                                                company.  It had excellent billing
Growth of a $10,000                                                                             and customer information services.
Investment                                                                                      Capitalizing on this expertise, it
As of 12/31/96                                                                                  now furnishes data processing,
                                                                                                consulting, and software development
                    AIM V.I. Capital            S&P 500                                         services to AT&T Corp., among
                   Appreciation Fund           Stock Index                                      others.
5/5/93                  $10,000                $10,000                                          Q.  WHICH OTHER INDUSTRIES DID YOU
7/93                     10,030                 10,193                                          FIND ATTRACTIVE?
10/94                    10,344                 10,581
1/95                     10,090                 10,615                                          A.  Financial companies, especially
4/95                     11,201                 11,687                                          asset managers, have been a good
7/95                     12,559                 12,847                                          investment.  Record trading volumes
10/95                    13,056                 13,370                                          on the nation's biggest stock
1/96                     13,680                 14,708                                          exchanges and a wave of merger and
4/96                     14,398                 15,209                                          acquisition activity have contrib-
7/96                     13,881                 14,962                                          uted to record earnings for
10/96                    15,274                 16,582                                          brokerage houses.
12/96                    16,054                 17,506                                              The profitability of the mutual
                                                                                                fund industry also has helped such
                                                                                                portfolio holdings as Morgan
                                                                                                Stanley Group Inc. and Merrill
                                                                                                Lynch & Co. Inc.

                                                                                                Q.  WHAT IS YOUR OUTLOOK FOR THE
                                                                                                MARKET IN 1997?
AVERAGE ANNUAL TOTAL RETURN                          Past performance cannot guarantee
As of 12/31/96                                       comparable future results.                 A.  Conditions appear favorable for
1 Year                   19.95%                                                                 stocks in general, and better for
Inception (5/2/94)       19.43                                                                  fixed-income securities.  The
                                                                                                economy is growing at a reasonable
The performance figures shown represent the AIM V.I. Growth and Income Fund                     rate without rising inflation, and
and are not intended to reflect actual annuity values, and do not reflect                       that reduces the likelihood that
charges at the separate account level which, if applied, would lower the                        interest rates may increase over
performance results.  The Fund's performance figures are historical and reflect                 the near term.
reinvestment of all distributions and changes in the net asset value.  The                          Slower economic growth and
Fund's investment return and principal value will fluctuate so that Fund shares,                stable interest rates should help
when redeemed, may be worth more or less than their original cost.  Source:                     fixed-income securities regain some
Towers Data Systems HYPO. --Registered Trademark--                                              stability in 1997.  Such
   The Standard & Poor's Composite Index of 500 Stocks (S&P 500) is a group of                  conditions may not help stocks con-
unmanaged securities widely regarded by investors to be representative of the                   tinue at their robust pace.  After
stock market in general. Source: Towers Data Systems HYPO. --Registered Trademark--             two remarkable years of record-
   As investment cannot be made in the indexes listed.  Index results include                   breaking performance, stocks are
reinvested dividends.                                                                           expected to deliver gains in line
                                                                                                with more conservative, historical
                                                                                                levels.


                        AIM V.I. GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS
December 31, 1996

                                                            MARKET
                                                  SHARES    VALUE
COMMON STOCKS - 76.90%

ADVERTISING/BROADCASTING - 0.45%

Eagle River Interactive, Inc.(a)                 25,000 $    196,875
--------------------------------------------------------------------
True North Communications, Inc.                  34,000      743,750
--------------------------------------------------------------------
                                                             940,625
--------------------------------------------------------------------

AEROSPACE/DEFENSE - 0.74%

Rockwell International Corp.(a)                  12,500      760,937
--------------------------------------------------------------------
United Technologies Corp.                        12,000      792,000
--------------------------------------------------------------------
                                                           1,552,937
--------------------------------------------------------------------

APPLIANCES - 0.47%

Sunbeam Corp., Inc.                              38,000      978,500
--------------------------------------------------------------------

AUTOMOBILE/TRUCK PARTS & TIRES - 0.21%

Lear Corp.(a)                                    13,000      443,625
--------------------------------------------------------------------

BANKING - 0.50%

Marshall & Ilsley Corp.                          30,000    1,038,750
--------------------------------------------------------------------

BANKING (MONEY CENTER) - 1.20%

BankAmerica Corp.                                 9,000      897,750
--------------------------------------------------------------------
Chase Manhattan Corp.                            18,000    1,606,500
--------------------------------------------------------------------
                                                           2,504,250
--------------------------------------------------------------------

BUSINESS SERVICES - 2.75%

AccuStaff, Inc.(a)                               33,000      697,125
--------------------------------------------------------------------
Cognizant Corp.(a)                               28,000      924,000
--------------------------------------------------------------------
CUC International, Inc.(a)                       25,000      593,750
--------------------------------------------------------------------
Diebold, Inc.                                    28,000    1,760,500
--------------------------------------------------------------------
Equifax, Inc.                                    46,000    1,408,750
--------------------------------------------------------------------
Sensormatic Electronics Corp.                    22,000      368,500
--------------------------------------------------------------------
                                                           5,752,625
--------------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.52%

IMC Global, Inc.                                 28,000    1,095,500
--------------------------------------------------------------------

COMPUTER MINI/PCS - 2.38%

Gateway 2000, Inc.(a)                            13,000      696,313
--------------------------------------------------------------------
Hewlett-Packard Co.                              65,000    3,266,250
--------------------------------------------------------------------
Sun Microsystems, Inc.(a)                        40,000    1,027,500
--------------------------------------------------------------------
                                                           4,990,063
--------------------------------------------------------------------

COMPUTER NETWORKING - 2.71%

Ascend Communications, Inc.(a)                   20,000    1,242,500
--------------------------------------------------------------------
Cascade Communications Corp.(a)                  26,000    1,433,250
--------------------------------------------------------------------
Cisco Systems, Inc.(a)                           24,000    1,527,000
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES      VALUE
COMPUTER NETWORKING - (CONTINUED)

Comverse Technology, Inc.(a)                     15,000 $    567,187
--------------------------------------------------------------------
ECI Telecommunications Ltd. Designs (Israel)     42,000      892,500
--------------------------------------------------------------------
                                                           5,662,437
--------------------------------------------------------------------

COMPUTER PERIPHERALS - 0.96%

U.S. Robotics Corp.(a)                           28,000    2,016,000
--------------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES - 6.86%

Cadence Design Systems, Inc.(a)                  18,000      715,500
--------------------------------------------------------------------
Ceridian Corp.(a)                                54,000    2,187,000
--------------------------------------------------------------------
Computer Associates International, Inc.          16,900      840,775
--------------------------------------------------------------------
CompuWare Corp.(a)                               23,000    1,152,875
--------------------------------------------------------------------
Electronic Data Systems Corp.                    24,000    1,038,000
--------------------------------------------------------------------
Farallon Communications(a)                        7,500       47,813
--------------------------------------------------------------------
Fiserv, Inc.(a)                                  21,000      771,750
--------------------------------------------------------------------
HBO & Co.                                        12,000      712,500
--------------------------------------------------------------------
Learning Company, Inc. (The) (a)                 40,000      575,000
--------------------------------------------------------------------
Microsoft Corp.(a)                               12,000      991,500
--------------------------------------------------------------------
National Data Corp.                              12,600      548,100
--------------------------------------------------------------------
Oracle Corp.(a)                                  12,000      501,000
--------------------------------------------------------------------
Sterling Commerce, Inc.(a)                       60,000    2,115,000
--------------------------------------------------------------------
Wallace Computer Services, Inc.                  62,500    2,156,250
--------------------------------------------------------------------
                                                          14,353,063
--------------------------------------------------------------------

CONGLOMERATES - 2.02%

Allied-Signal Inc.                               14,000      938,000
--------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                  12,000    1,132,500
--------------------------------------------------------------------
Loews Corp.                                      23,000    2,167,750
--------------------------------------------------------------------
                                                           4,238,250
--------------------------------------------------------------------

COSMETICS & TOILETRIES - 2.03%

Avon Products, Inc.                              11,400      651,225
--------------------------------------------------------------------
Clorox Co.                                       10,000    1,003,750
--------------------------------------------------------------------
Gillette Co. (The)                               14,000    1,088,500
--------------------------------------------------------------------
Warner-Lambert Co.                               20,000    1,500,000
--------------------------------------------------------------------
                                                           4,243,475
--------------------------------------------------------------------

ELECTRONIC COMPONENT/MISCELLANEOUS - 1.88%

General Electric Co.                             20,000    1,977,500
--------------------------------------------------------------------
General Signal Corp.                             18,000      769,500
--------------------------------------------------------------------
Honeywell, Inc.                                   9,000      591,750
--------------------------------------------------------------------
Imation Corp.(a)                                 21,000      590,625
--------------------------------------------------------------------
                                                           3,929,375
--------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND
58

                                                               MARKET
                                                    SHARES     VALUE
FINANCE (ASSET MANAGEMENT) - 2.02%

Franklin Resources, Inc.                            18,500 $  1,264,938
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                           16,000    1,304,000
-----------------------------------------------------------------------
Morgan Stanley Group, Inc.                          12,500      714,062
-----------------------------------------------------------------------
Schwab (Charles) Corp.                              16,000      512,000
-----------------------------------------------------------------------
United Assets Management Corp.                      16,000      426,000
-----------------------------------------------------------------------
                                                              4,221,000
-----------------------------------------------------------------------

FINANCE (CONSUMER CREDIT) - 2.53%

American Express Co.                                18,000    1,017,000
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                    13,500    1,486,688
-----------------------------------------------------------------------
Federal National Mortgage Association               75,000    2,793,750
-----------------------------------------------------------------------
                                                              5,297,438
-----------------------------------------------------------------------

FINANCE (SAVINGS & LOANS) - 0.44%

Washington Mutual, Inc.                             21,200      918,225
-----------------------------------------------------------------------

FOOD/PROCESSING - 0.78%

Hormel Foods Corp.                                  13,700      369,900
-----------------------------------------------------------------------
Interstate Bakeries Corp.                           15,000      736,875
-----------------------------------------------------------------------
Nabisco Holdings Corp. - Class A                    13,300      517,037
-----------------------------------------------------------------------
                                                              1,623,812
-----------------------------------------------------------------------

FUNERAL SERVICES - 0.16%

Service Corp. International                         12,000      336,000
-----------------------------------------------------------------------

GAMING - 0.75%

International Game Technology                       50,000      912,500
-----------------------------------------------------------------------
Mirage Resorts, Inc.(a)                             30,000      648,750
-----------------------------------------------------------------------
                                                              1,561,250
-----------------------------------------------------------------------

HOTELS/MOTELS - 0.17%

HFS, Inc.(a)                                         6,000      358,500
-----------------------------------------------------------------------

INSURANCE (LIFE & HEALTH) - 0.28%

Provident Companies, Inc.                           12,000      580,500
-----------------------------------------------------------------------

INSURANCE (MULTI-LINE PROPERTY) - 4.41%

Allstate Corp.                                      33,000    1,909,875
-----------------------------------------------------------------------
Chubb Corp.                                          9,600      516,000
-----------------------------------------------------------------------
CIGNA Corp.                                         19,000    2,595,875
-----------------------------------------------------------------------
ITT Hartford Group, Inc.                            10,000      675,000
-----------------------------------------------------------------------
MBIA, Inc.                                           5,000      506,250
-----------------------------------------------------------------------
Travelers Group, Inc.                               30,999    1,406,580
-----------------------------------------------------------------------
Travelers/Aetna Property Casualty Corp.             25,000      884,375
-----------------------------------------------------------------------
USF&G Corp.                                         35,000      730,625
-----------------------------------------------------------------------
                                                              9,224,580
-----------------------------------------------------------------------

LEISURE & RECREATION - 1.30%

Brunswick Corp.                                     30,000      720,000
-----------------------------------------------------------------------
Callaway Golf Co.                                   35,000    1,006,250
-----------------------------------------------------------------------
Eastman Kodak Co.                                   12,500    1,003,125
-----------------------------------------------------------------------
                                                              2,729,375
-----------------------------------------------------------------------

                                                              MARKET
                                                    SHARES    VALUE
MACHINE TOOLS - 0.12%

Stanley Works                                        9,000 $    243,000
-----------------------------------------------------------------------

MACHINERY (HEAVY) - 0.89%

Caterpillar Inc.                                    13,000      978,250
-----------------------------------------------------------------------
Deere & Co.                                         22,000      893,750
-----------------------------------------------------------------------
                                                              1,872,000
-----------------------------------------------------------------------

MACHINERY (MISCELLANEOUS) - 0.98%

Thermo Electron Corp.(a)                            50,000    2,062,500
-----------------------------------------------------------------------

MEDICAL (DRUGS) - 10.06%

Abbott Laboratories                                 15,000      761,250
-----------------------------------------------------------------------
American Home Products Corp.                        35,000    2,051,875
-----------------------------------------------------------------------
Bristol-Myers Squibb Co.                            30,000    3,262,500
-----------------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)                       16,000      764,000
-----------------------------------------------------------------------
Johnson & Johnson                                   30,000    1,492,500
-----------------------------------------------------------------------
Lilly (Eli) & Co.                                   14,000    1,022,000
-----------------------------------------------------------------------
Pfizer, Inc.                                        12,000      994,500
-----------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                            50,000    1,981,250
-----------------------------------------------------------------------
Rhone-Poulenc Rorer, Inc.                           30,000    2,343,750
-----------------------------------------------------------------------
Schering-Plough Corp.                               14,000      906,500
-----------------------------------------------------------------------
SmithKline Beecham PLC-ADR (United Kingdom)         45,000    3,060,000
-----------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. - ADR (Israel)  34,000    1,708,500
-----------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                     16,000      719,000
-----------------------------------------------------------------------
                                                             21,067,625
-----------------------------------------------------------------------

MEDICAL (INSTRUMENTS/PRODUCTS) - 1.38%

Baxter International Inc.                           34,000    1,394,000
-----------------------------------------------------------------------
Boston Scientific Corp.(a)                          17,000    1,020,000
-----------------------------------------------------------------------
Omnicare, Inc.                                      15,000      481,875
-----------------------------------------------------------------------
                                                              2,895,875
-----------------------------------------------------------------------

MEDICAL (PATIENT SERVICES) - 3.24%

American Medical Response, Inc.(a)                  15,000      487,500
-----------------------------------------------------------------------
Columbia/HCA Healthcare Corp.                       40,000    1,630,000
-----------------------------------------------------------------------
Genesis Health Ventures, Inc.(a)                    19,862      618,213
-----------------------------------------------------------------------
MedPartners, Inc.(a)                                60,000    1,260,000
-----------------------------------------------------------------------
OrNda HealthCorp(a)                                 20,000      585,000
-----------------------------------------------------------------------
PhyCor, Inc.(a)                                     20,000      567,500
-----------------------------------------------------------------------
Tenet Healthcare Corp.(a)                           44,000      962,500
-----------------------------------------------------------------------
United Healthcare Corp.(a)                          15,000      675,000
-----------------------------------------------------------------------
                                                              6,785,713
-----------------------------------------------------------------------

NATURAL GAS PIPELINE - 1.55%

El Paso Natural Gas Co.                             16,300      823,150
-----------------------------------------------------------------------
Sonat, Inc.                                         12,000      618,000
-----------------------------------------------------------------------
Williams Companies, Inc. (The)                      48,000    1,800,000
-----------------------------------------------------------------------
                                                              3,241,150
-----------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                                      MARKET
                                                            SHARES    VALUE
OFFICE AUTOMATION - 0.53%

Xerox Corp.                                                 21,000 $  1,105,125
-------------------------------------------------------------------------------

OIL & GAS (DRILLING) - 0.25%

Reading & Bates Corp.(a)                                    20,000      530,000
-------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.30%

Transocean Offshore Inc.                                    10,000      626,250
-------------------------------------------------------------------------------

OIL & GAS (SERVICES) - 1.67%

Halliburton Co.                                             16,000      964,000
-------------------------------------------------------------------------------
Mobil Corp.                                                  8,000      978,000
-------------------------------------------------------------------------------
Petroleum Geo-Services ASA-ADR (Norway)(a)                  13,400      522,600
-------------------------------------------------------------------------------
Royal Dutch Petroleum Co. (Netherlands)                      6,000    1,024,500
-------------------------------------------------------------------------------
                                                                      3,489,100
-------------------------------------------------------------------------------

OIL EQUIPMENT & SUPPLIES - 0.43%

BJ Services Co.(a)                                           4,300      219,300
-------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.(a)                          12,000      684,000
-------------------------------------------------------------------------------
                                                                        903,300
-------------------------------------------------------------------------------

PUBLISHING - 0.53%

Harcourt General, Inc.                                      24,000    1,107,000
-------------------------------------------------------------------------------

RAILROADS - 0.05%

Wisconsin Central Transportation Corp.(a)                    2,900      114,913
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 1.83%

Crescent Real Estate Equities, Inc.                         20,000    1,055,000
-------------------------------------------------------------------------------
FelCor Suite Hotels, Inc.                                   15,000      530,625
-------------------------------------------------------------------------------
National Health Investors, Inc.                             14,000      530,250
-------------------------------------------------------------------------------
Patriot American Hospitality, Inc.                          22,000      948,750
-------------------------------------------------------------------------------
Starwood Lodging Trust                                      14,000      771,750
-------------------------------------------------------------------------------
                                                                      3,836,375
-------------------------------------------------------------------------------

RETAIL (FOOD & DRUG) - 0.99%

Food Lion, Inc. - Class A                                   80,000      782,500
-------------------------------------------------------------------------------
Safeway, Inc.(a)                                            30,000    1,282,500
-------------------------------------------------------------------------------
                                                                      2,065,000
-------------------------------------------------------------------------------

RETAIL (STORES) - 0.46%

Blue Square - Israel Ltd. - ADR (Israel)(a)                 30,000      427,500
-------------------------------------------------------------------------------
Corporate Express, Inc.(a)                                  18,000      529,875
-------------------------------------------------------------------------------
                                                                        957,375
-------------------------------------------------------------------------------

SEMICONDUCTORS - 1.61%

Applied Materials, Inc.(a)                                  18,000      646,875
-------------------------------------------------------------------------------
Intel Corp.                                                 12,000    1,571,250
-------------------------------------------------------------------------------
Texas Instruments, Inc.                                     18,000    1,147,500
-------------------------------------------------------------------------------
                                                                      3,365,625
-------------------------------------------------------------------------------

SHOES & RELATED APPAREL - 0.27%

Nike, Inc. - Class B                                         9,400      561,650
-------------------------------------------------------------------------------

                                                                      MARKET
                                                          SHARES      VALUE
TELECOMMUNICATIONS - 5.31%

ADC Telecommunications, Inc.(a)                              6,200 $    192,975
-------------------------------------------------------------------------------
Aerial Communications Inc.(a)                               24,000      195,000
-------------------------------------------------------------------------------
Andrew Corp.(a)                                             20,000    1,061,250
-------------------------------------------------------------------------------
LCI International, Inc.(a)                                  30,000      645,000
-------------------------------------------------------------------------------
Lucent Technologies, Inc.                                   25,000    1,156,250
-------------------------------------------------------------------------------
MFS Communications Co., Inc.(a)                             49,384    2,691,428
-------------------------------------------------------------------------------
Nokia Oy A.B. - Class A - ADR (Finland)                     29,000    1,671,125
-------------------------------------------------------------------------------
PairGain Technologies, Inc.(a)                              36,000    1,095,750
-------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson - ADR (Sweden)              50,000    1,509,375
-------------------------------------------------------------------------------
Tellabs, Inc.(a)                                            10,000      376,250
-------------------------------------------------------------------------------
WorldCom, Inc.(a)                                           20,000      521,250
-------------------------------------------------------------------------------
                                                                     11,115,653
-------------------------------------------------------------------------------

TELEPHONE - 2.64%

BellSouth Corp.                                             26,000    1,049,750
-------------------------------------------------------------------------------
Cincinnati Bell, Inc.                                       56,000    3,451,000
-------------------------------------------------------------------------------
SBC Communications, Inc.                                    20,000    1,035,000
-------------------------------------------------------------------------------
                                                                      5,535,750
-------------------------------------------------------------------------------

TOBACCO - 3.18%

Philip Morris Companies, Inc.                               44,000    4,955,500
-------------------------------------------------------------------------------
RJR Nabisco Holdings Corp.                                  50,000    1,700,000
-------------------------------------------------------------------------------
                                                                      6,655,500
-------------------------------------------------------------------------------

TRANSPORTATION (MISCELLANEOUS) - 0.11%

Hvide Marine, Inc. - Class A(a)                             11,000      239,250
-------------------------------------------------------------------------------
 Total Common Stocks                                                160,965,884
-------------------------------------------------------------------------------
                                                         PRINCIPAL
CONVERTIBLE CORPORATE BONDS - 8.74%                       AMOUNT

AUTOMOBILE/TRUCK PARTS & TIRES - 0.52%

Magna International, Inc. (Canada), Conv. Sub. Deb.,
 5.00%, 10/15/02                                         $ 950,000    1,097,525
-------------------------------------------------------------------------------

BUSINESS SERVICES - 0.24%

Career Horizons, Inc., Conv. Bonds, 7.00%, 11/01/02(b)
 (Acquired 11/27/95 - 10/07/96; Cost $442,030)             250,000      494,413
-------------------------------------------------------------------------------

COMPUTER MINI/PCS - 0.48%

Apple Computer, Inc., Conv. Sub. Notes, 6.00%, 06/01/01  1,000,000    1,009,950
-------------------------------------------------------------------------------

COMPUTER NETWORKING - 0.64%

3Com Corp., Conv. Sub. Notes, 10.25%, 11/01/01(b)
 (Acquired 11/14/95 - 09/25/96; Cost $995,305)             600,000    1,335,978
-------------------------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES - 1.40%

Baan Co., N.V. (Netherlands), Conv. Sub. Notes, 4.50%,
 12/23/01(b)
 (Acquired 12/12/96; Cost $1,000,000)                    1,000,000    1,004,460
-------------------------------------------------------------------------------
First Financial Management Corp., Conv. Deb., 5.00%,
 12/15/99                                                  500,000      865,285
-------------------------------------------------------------------------------
Silicon Graphics, Inc., Conv. Sub. Deb., 4.15%,
 11/02/13(c)                                             2,000,000    1,060,000
-------------------------------------------------------------------------------
                                                                      2,929,745
-------------------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND
60

                                                         PRINCIPAL    MARKET
                                                           AMOUNT     VALUE
ELECTRONIC COMPONENTS/MISCELLANEOUS - 0.22%

SCI Systems, Inc., Conv. Sub. Notes, 5.00%, 05/01/06(b)
 (Acquired 10/24/96 - 10/29/96; Cost $500,282)           $  400,000 $  467,148
------------------------------------------------------------------------------

MEDICAL (DRUGS) - 0.12%

ICN Pharmaceuticals, Inc., Conv. Sub. Notes, 8.50%,
 11/15/99                                                   225,000    247,219
------------------------------------------------------------------------------

MEDICAL (PATIENT SERVICES) - 0.89%

FPA Medical Management, Inc., Conv. Sub. Deb., 6.50%,
 12/15/01(b)
 (Acquired 02/07/96; Cost $750,000)                         750,000    753,750
------------------------------------------------------------------------------
HEALTHSOUTH Rehabilitation Corp., Conv. Sub. Deb.,
 5.00%, 04/01/01                                            300,000    604,005
------------------------------------------------------------------------------
Multicare Companies Inc., Conv. Sub. Deb., 7.00%,
 03/15/03(b) (Acquired 11/30/95; Cost $103,500)             100,000    122,500
------------------------------------------------------------------------------
Physicians Resource Group, Inc., Conv. Sub. Deb.,
 6.00%, 12/01/01(b)
 (Acquired 12/06/96; Cost $396,384)                         400,000    392,088
------------------------------------------------------------------------------
                                                                     1,872,343
------------------------------------------------------------------------------

OFFICE AUTOMATION - 0.39%

Danka Business Systems PLC (United Kingdom), Conv. Sub.
 Notes, 6.75%, 04/01/02(b)
 (Acquired 11/30/95 - 10/16/96; Cost $798,918)              600,000    812,640
------------------------------------------------------------------------------

OFFICE PRODUCTS - 0.31%

U.S. Office Products Co., Conv. Sub. Notes, 5.50%,
 02/01/01                                                   500,000    645,395
------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.42%

Apache Corp., Conv. Sub. Deb., 6.00%, 01/15/02(b)
 (Acquired 06/14/96 - 12/31/96; Cost $833,125)              700,000    878,500
------------------------------------------------------------------------------

POLLUTION CONTROL - 0.88%

Sanifill, Inc., Conv. Sub. Deb., 5.00%, 03/01/06            600,000    764,784
------------------------------------------------------------------------------
U.S. Filter Corp., Conv. Sub. Notes, 6.00%, 09/15/05        600,000  1,069,500
------------------------------------------------------------------------------
                                                                     1,834,284
------------------------------------------------------------------------------

RETAIL (STORES) - 0.57%

Federated Department Stores, Inc., Conv. Notes, 5.00%,
 10/01/03                                                   500,000    584,375
------------------------------------------------------------------------------
Staples, Inc., Conv. Sub. Deb., 4.50%, 10/01/00(b)
 (Acquired 09/16/96 - 10/28/96; Cost $664,113)              600,000    617,496
------------------------------------------------------------------------------
                                                                     1,201,871
------------------------------------------------------------------------------

SEMICONDUCTORS - 1.38%

Altera Corp., Conv. Sub. Notes, 5.75%, 06/15/02(b)
 (Acquired 09/16/96 - 09/26/96; Cost $712,454)              600,000    938,028
------------------------------------------------------------------------------
Analog Devices, Conv. Sub. Notes, 3.50% 12/01/00            550,000    768,284
------------------------------------------------------------------------------
National Semiconductor Corp., Conv. Deb., 6.50%,
 10/01/02                                                 1,200,000  1,191,000
------------------------------------------------------------------------------
                                                                     2,897,312
------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                           AMOUNT     VALUE
TRANSPORTATION - 0.28%

Seacor Holdings Inc., Conv. Sub. Notes, 5.375%,
 11/15/06                                                $  500,000 $  582,715
------------------------------------------------------------------------------
 Total Convertible Corporate Bonds                                  18,307,038
------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - 6.52%                         SHARES

AEROSPACE/DEFENSE - 0.49%

Loral Space & Communications - $3.00 Conv. Pfd.              18,000  1,023,750
------------------------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES - 0.31%

Vanstar Financing Trust - $3.375 Conv. Pfd.(b)
 (Acquired 09/27/96; Cost $619,250)                          12,000    638,892
------------------------------------------------------------------------------

FINANCE (CONSUMER CREDIT) - 0.67%

Penncorp Financial Group, Inc. - $3.375 Conv. Pfd.            5,000    420,000
------------------------------------------------------------------------------
SunAmerica, Inc. - Series E $3.10 Dep. Conv. Pfd.            10,000    972,500
------------------------------------------------------------------------------
                                                                     1,392,500
------------------------------------------------------------------------------

FUNERAL SERVICES - 1.08%

SCI Financial LLC - Series A, $3.125 Conv. Pfd.              24,000  2,259,000
------------------------------------------------------------------------------

HOTELS/MOTELS - 0.36%

Host Marriott Financial Trust - $3.375 Conv. Pfd.            14,000    762,958
------------------------------------------------------------------------------

INSURANCE (LIFE & HEALTH) - 1.68%

Conseco Inc. - $4.279 Conv. PRIDES                           31,000  3,526,250
------------------------------------------------------------------------------

INSURANCE (MULTI-LINE PROPERTY) - 0.23%

Allstate Corp. - $2.30 Conv. Pfd.                            10,000    472,500
------------------------------------------------------------------------------

MEDICAL INSTRUMENTS/PRODUCTS - 0.27%

U.S. Surgical Corp. - Series A $2.20 Conv. Pfd.              15,000    573,750
------------------------------------------------------------------------------

OIL & GAS (REFINING/MARKETING) - 0.15%

Tosco Financing Trust - $2.875 Conv. Pfd.(b)
 (Acquired 12/10/96; Cost $300,612)                           6,000    312,750
------------------------------------------------------------------------------

RETAIL (STORES) - 0.50%

TJX Cos., Inc. - Series E $7.00 Conv. Pfd.                    4,000  1,047,500
------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.78%

MFS Communications Co., Inc. - $2.68 Conv. Pfd.              18,000  1,642,500
------------------------------------------------------------------------------
  Total Convertible Preferred Stocks                                13,652,350
------------------------------------------------------------------------------
                                                         PRINCIPAL
                                                           AMOUNT
U.S. TREASURY SECURITIES - 4.79%

U.S. TREASURY NOTES - 4.79%

5.125%, 02/28/98                                         $1,000,000    993,880
------------------------------------------------------------------------------
6.125%, 03/31/98                                          1,000,000  1,005,430
------------------------------------------------------------------------------
5.875%, 04/30/98                                          1,000,000  1,002,230
------------------------------------------------------------------------------
6.00%, 05/31/98                                           1,000,000  1,003,550
------------------------------------------------------------------------------
6.25%, 06/30/98                                           1,000,000  1,007,320
------------------------------------------------------------------------------
6.25%, 07/31/98                                           1,000,000  1,007,170
------------------------------------------------------------------------------
6.125%, 08/31/98                                          1,000,000  1,005,040
------------------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                    PRINCIPAL      MARKET
                                                      AMOUNT       VALUE
U.S. TREASURY NOTES - (CONTINUED)

6.00%, 09/30/98                                     $1,000,000 $  1,003,150
----------------------------------------------------------------------------
5.875%, 10/31/98                                     1,000,000    1,000,420
----------------------------------------------------------------------------
5.625%, 11/30/98                                     1,000,000      995,820
----------------------------------------------------------------------------
 Total U.S. Treasury Securities                                  10,024,010
----------------------------------------------------------------------------

REPURCHASE AGREEMENT - 5.43%(d)

Daiwa Securities America, Inc., 6.25%, 01/02/97(e)  11,372,723   11,372,723
----------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 102.38%                           214,322,005
----------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (2.38%)                          (4,990,374)
----------------------------------------------------------------------------
NET ASSETS - 100.00%                                           $209,331,631
============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Restricted Security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at December 31, 1996 was $8,768,643, which represents 3.74% of the Fund's net assets.
(c) Zero coupon bond. The interest rate shown represents the rate of the original issue discount.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into on 12/31/96 with maturing value of $360,125,000. Collateralized by $355,195,000 U.S. Treasury obligations, 0% to 8.875% due 06/12/97 to 08/15/26.

Investment Abbreviations:
ADR    - American Depository Receipt
Conv.  - Convertible
Deb.   - Debentures
Dep.   - Depository
Pfd.   - Preferred
PRIDES - Preferred Redeemable Increased Dividend Equity Securities
Sub.   - Subordinated


See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND
62

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996


ASSETS:
Investments, at market value (cost $194,097,782)          $214,322,005
----------------------------------------------------------------------
Receivables for:
 Investments sold                                            2,321,719
----------------------------------------------------------------------
 Capital stock sold                                            662,812
----------------------------------------------------------------------
 Dividends and interest                                        515,368
----------------------------------------------------------------------
Investment for deferred compensation plan                        8,997
----------------------------------------------------------------------
Other assets.                                                      163
----------------------------------------------------------------------
  Total assets                                             217,831,064
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       8,321,159
----------------------------------------------------------------------
 Capital stock reacquired                                       29,653
----------------------------------------------------------------------
 Deferred compensation plan                                      8,997
----------------------------------------------------------------------
Accrued advisory fees                                          108,878
----------------------------------------------------------------------
Accrued administrative services fees                             3,566
----------------------------------------------------------------------
Accrued directors' fees                                          1,590
----------------------------------------------------------------------
Accrued operating expenses                                      25,590
----------------------------------------------------------------------
  Total liabilities                                          8,499,433
----------------------------------------------------------------------

Net assets applicable to shares outstanding               $209,331,631

======================================================================
Capital shares, $.001 par value per share:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                13,923,332
======================================================================
Net asset value, offering and redemption price per share        $15.03
======================================================================


STATEMENT OF OPERATIONS
For the year ended December 31, 1996


INVESTMENT INCOME:

Dividends (net of $9,976 foreign withholding tax)                 $ 1,774,561
-----------------------------------------------------------------------------
Interest                                                            1,180,750
-----------------------------------------------------------------------------
  Total investment income                                           2,955,311
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                         678,242
-----------------------------------------------------------------------------
Custodian fees                                                         52,175
-----------------------------------------------------------------------------
Administrative services fees                                           38,784
-----------------------------------------------------------------------------
Directors' fees and expenses                                            6,522
-----------------------------------------------------------------------------
Other                                                                  38,734
-----------------------------------------------------------------------------
  Total expenses                                                      814,457
-----------------------------------------------------------------------------
Net investment income                                               2,140,854
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES, FOREIGN
 CURRENCIES, AND FUTURES CONTRACTS:

Net realized gain from:
 Investment securities                                                294,131
-----------------------------------------------------------------------------
 Foreign currency transactions                                          5,194
-----------------------------------------------------------------------------
 Futures contracts                                                    166,173
-----------------------------------------------------------------------------
                                                                      465,498
-----------------------------------------------------------------------------
 Unrealized appreciation of investment securities                  17,682,951
-----------------------------------------------------------------------------
 Net gain on investment securities, foreign currencies, and
  futures contracts                                                18,148,449
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations              $20,289,303
=============================================================================

                      See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1996 and the eleven months ended December 31,
1995

                                                       1996         1995
                                                   ------------  -----------

OPERATIONS:

 Net investment income                             $  2,140,854  $   336,371
-----------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, and futures contracts             465,498    1,441,764
-----------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies, and futures
  contracts                                          17,682,951    2,467,076
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                        20,289,303    4,245,211
-----------------------------------------------------------------------------
Net increase from capital stock transactions        152,726,725   28,382,638
-----------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                              (1,850,460)    (325,888)
-----------------------------------------------------------------------------
Distributions from net realized gains                  (401,149)  (1,114,895)
-----------------------------------------------------------------------------
  Net increase in net assets                        170,764,419   31,187,066
-----------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                 38,567,212    7,380,146
-----------------------------------------------------------------------------
 End of period                                     $209,331,631  $38,567,212
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $188,521,678  $35,794,953
-----------------------------------------------------------------------------
 Undistributed net investment income                    329,728       10,307
-----------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, and futures
  contracts                                             256,002      220,680
-----------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and futures contracts                              20,224,223    2,541,272
-----------------------------------------------------------------------------
                                                   $209,331,631  $38,567,212
=============================================================================


NOTES TO FINANCIAL STATEMENTS
December 31, 1996

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Growth and Income Fund (the "Fund"). The Fund's investment objective is to seek growth of capital, with current income as a secondary objective. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Securities traded in the over-the-counter market, except (i) securities for which representative exchange prices are available, and (ii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices,and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost which approximates market value. Short-term securities that mature in more than 60 days are valued at current market quotations. Securities

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND
64
   for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by, or under the authority of, the Board of Directors. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1996, undistributed net investment income was increased by $29,027 and undistributed net realized gains reduced by $29,027 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts -- A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a forward currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $38,784 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1996, the Fund incurred legal fees of $2,947 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1996 was $300,305,769 and $151,370,201, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1996 is as follows:

Aggregate unrealized appreciation of investment securities    $22,509,165
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (2,475,760)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $20,033,405
==========================================================================

Cost of investments for tax purposes is $194,288,600.

                        AIM V.I. GROWTH AND INCOME FUND

NOTE 5 - CAPITAL STOCK

Changes in capital stock outstanding during the year ended December 31, 1996 and the eleven months ended December 31, 1995 were as follows:

                                    1996                     1995
                           ------------------------  ----------------------
                             Shares       Amount      Shares      Amount
                           ----------  ------------  ---------  -----------
Sold                       10,983,786  $153,919,542  2,208,514  $27,189,904
----------------------------------------------------------------------------
Issued as reinvestment of
 distributions                154,220     2,251,608    115,538    1,440,783
----------------------------------------------------------------------------
Reacquired                   (255,903)   (3,444,425)   (22,290)    (248,049)
----------------------------------------------------------------------------
                           10,882,103  $152,726,725  2,301,762  $28,382,638
============================================================================

NOTE 6 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the year ended December 31, 1996, the eleven months ended December 31, 1995 and the period May 2, 1994 (date operations commenced) through January 31, 1995.

                                         December 31,           January 31,
                                       --------------------     -----------
                                         1996        1995          1995
                                       --------     -------     -----------
Net asset value, beginning of period   $  12.68     $  9.98       $10.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.16        0.14         0.11
-------------------------------------------------------------------------------
  Net gains (losses) on securities
   (both realized and unrealized)          2.36        3.11        (0.02)
-------------------------------------------------------------------------------
   Total from investment operations        2.52        3.25         0.09
-------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income    (0.14)      (0.14)       (0.11)
-------------------------------------------------------------------------------
  Distributions from capital gains        (0.03)      (0.41)          --
-------------------------------------------------------------------------------
   Total distributions                    (0.17)      (0.55)       (0.11)
-------------------------------------------------------------------------------
Net asset value, end of period         $  15.03     $ 12.68       $ 9.98
-------------------------------------------------------------------------------
Total return(a)                           19.95%      32.65%        0.90%
-------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s
 omitted)                              $209,332     $38,567       $7,380
-------------------------------------------------------------------------------
Ratio of expenses to average net
 assets                                    0.78%(b)    0.78%(c)     1.07%(c)(d)
-------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                        2.05%(b)    1.92%(c)     1.95%(c)(d)
-------------------------------------------------------------------------------
Portfolio turnover rate                     148%        145%          96%
-------------------------------------------------------------------------------
Average broker commission rate(e)      $ 0.0644         N/A          N/A
-------------------------------------------------------------------------------

(a) Total return is not annualized for periods less than one year.
(b) Ratios are based on average net assets of $104,198,711.
(c) Annualized.
(d) Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 1.72% and 1.30%, respectively.
(e) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

NOTE 7 - SUBSEQUENT EVENT
On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.
                        AIM V.I. GROWTH AND INCOME FUND
66

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth and Income Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and for the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth and Income Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, for the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995, in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 1997

                        AIM V.I. GROWTH AND INCOME FUND

The Managers' Overview


FOREIGN STOCK INVESTORS ARE
TREATED TO A STRONG 1996

A roundtable discussion with the Fund management team for AIM V.I. International
Equity Fund for the fiscal year ended December 31, 1996.
-------------------------------------------------------------------------------------------------------------------------------
Q. WORLD EQUITY MARKETS CERTAINLY               year, the club of countries likely           Top 10 Equity Holdings
STRENGTHENED IN 1996.  HOW DID                  to adopt a single currency in January        (excluding U.S. Treasuries)
THE FUND PERFORM DURING THE RE-                 1999 seemed to include a select few.
PORTING PERIOD?                                 Now, many countries are cutting interest      1.  Honda Motor Co. Ltd.
A. It has been a good year for foreign          rates and attacking budget deficits           2.  Autoliv A.B.
stocks, particularly in Europe.  The            in a scramble to qualify for EMU              3.  Cosco Pacific Ltd.
Morgan Stanley Capital International            standards, and financial markets have         4.  Nokia Oy A.B.
(MSCI) Europe, Australia, and Far East          roared their approval.                        5.  Cheung Kong-Holdings
Index (EAFE) of foreign stocks gained                                                         6.  PT Bank International Indonesia
6.05% for the year ended December 31,           Q. HOW ABOUT THE PACIFIC RIM?                     Ltd.
1996.  AIM V.I. International Equity            A. Stock markets in Asia were thriving.       7.  Canon, Inc.
Fund had a better year - total return           Hong Kong and Malaysia, countries in          8.  PT Hanjaya Mandala Sampoerna
as of December 31, 1996, was 20.05%.            which the Fund invests, were among the        9.  HSBC Holdings plc
   That performance also bested the             top-performing countries in the              10.  Pinault-Printemps-Redoute S.A.
14.43% average total return for similar         Pacific basin, based on U.S. dollars.
funds over the same period, according to        Improved investor confidence has              Please keep in mind that the Fund's
the Lipper International Fund Index.            triggered a surge of funds into the           portfolio composition is subject to
                                                region.  In China, companies on Hong          change and there is no assurance the
Q. WHAT IGNITED THE PERFORMANCE                 Kong's Hang Seng stock market index           Fund will continue to hold any
OF FOREIGN STOCKS?                              raised HK$22 billion ($2.8 billion)           particular security.
A. Signs of improving economic perfor-          in the first eight months of 1996.
mance, lower interest rates, and a                 Japan's stock market continued to             Many of the strongest European per-
strong U.S. dollar encouraged investors         languish as that economy struggled to         formers in the Fund were long-term
to propel foreign stocks to enthusiastic        emerge from recession.  The Bank of           favorites, including retailers
levels during 1996, especially in Europe.       Japan has lowered interest rates to           Pinault-Printemps-Redoute S.A. and
Cost savings from privatization and major       near zero in an effort to stimulate           Carrefour Supermarch in France, and
restructuring efforts have begun to bear        growth, and recent economic data has          British retailer Dixons Group plc and
fruit, and the momentum seems to be             suggested some gathering strength.            oil and gas giant British Petroleum
building.                                       Japanese exporters were strong                Co. plc.
   Stock markets in the United Kingdom,         beneficiaries of the continued
Denmark, Germany, Hungary, the Nether-          strength in the U.S. dollar.  However,        Q. HOW WAS THE FUND INVESTED OUTSIDE
lands, Norway, Spain, Sweden, and               consumer spending--the engine of              OF EUROPE?
Switzerland set record highs for the            domestic economic growth--continues to        A. Hong Kong stocks again claimed many
year.  Many of these countries were             lag.                                          of the Fund's larger equity
among the Fund's largest weightings.                                                          positions, including real estate
                                                Q. HOW DID THE FUND TAKE ADVANTAGE OF         company Cheung Kong-Holdings Ltd.,
Q. WHAT'S BEHIND THE ECONOMIC PROGRESS          THE INVESTMENT CLIMATE OVERSEAS?              major banks HSBC Holdings plc and
IN EUROPE?                                      A. The Fund had a strong presence in          Hang Seng Bank Ltd., and Cosco
A. Clearly, the drive to comply with            Europe--more than 40% of the portfolio        Pacific Ltd., a leading conglomerate.
European Monetary Unit standards has            as of December 31, 1996--including many          In Japan, the Fund reduced its
been a significant influence behind             of the top-performing markets like the        investment exposure to 16%, and
the economic revival.  Earlier in the           United Kingdom, Spain, Sweden, and            continued to emphasize those companies
                                                the Netherlands.                              that benefited



                       AIM V.I. INTERNATIONAL EQUITY FUND
68


from the strong U.S. dollar and exhibited       lower interest rates have boosted economic      Q. WHAT IS YOUR OUTLOOK FOR THE
growing earnings. For example, auto-maker       growth and helped to lower its stifling un-     MARKET IN 1997?
Honda Motor Co., one of the Fund's largest      employment rate. Holdings in Canada were
holding, profited by the comparative advan-     increased to 3% of the Fund.                    A. Conditions appear favorable for
tage in currency exchange with the U.S. and                                                     foreign stocks in general, and even
by cutting production costs on their cars by    Q. HOW WAS THE FUND POSITIONED AT               better for European and Asian
one-third,                                      THE END OF THE FISCAL YEAR?                     stocks. Low interest rates worldwide
                                                                                                have created an abundance of
Q. CANADA APPEARED AMONG THE FUND'S TOP         A. The Fund held 186 stocks as of Decem-        liquidity that should stoke eco-
COUNTRY WEIGHTINGS. WHAT IS BEHIND THE          ber 31, 1996, spread over 30 countries and      nomic activity in 1997.
STRONG PERFORMANCE IN THAT MARKET?              54 industry categories. The largest position       In addition, increased global
                                                weighting in the Fund was 1.14%.                liquidity has discounted the cost
A. Stocks in Canada gained more than 20%           More than 40% of the Fund's holdings         of equity capital--another boost
for the year ended DEcember 31, 1996. The       was invested in Europe, followed by 16% in      for stocks. Cheap equity capital
country is a direct beneficiary of healthy      Japan, 8% in Hong Kong, and 3% in Canada.       helped markets like Germany and
economic conditions in the U.S. and the         The Fund's net assets at the end of the         France to surge 26% and 23%,
continued strength in the U.S. dollar. A        reporting period stood at $166 million.         respectively, in 1996 despite low
surge in Canadian exports to the U.S. and                                                       economic growth.
                                                                                                   It also is good news for foreign
                                                                                                markets that the U.S. economy is
                                                                                                growing at a reasonable rate
                                                                                                without rising inflation, which
                                                                                                keeps the U.S. dollar strong and
                                                                                                reduces the likelihood that interest
                                                                                                rates may increase over the near
                                                                                                term. A strong U.S. dollar helps
                                                                                                foreign exporters remain
                                                                                                competitive. Lower interest rates
                                                                                                help stimulate the hard-won
                                                                                                progress in economic recovery,
                                                                                                particularly in Europe and Canada.


Growth of a $10,000
Investment
From 05/05/93-12/31/96

              AIM V.I. International    Lipper International         Europe, Australia,
                  Equity Fund                Fund Index            Asia, Far East Index
                                           (In thousands)
5/5/93            $10,000                    $10,000                       $10,000
7/30/93             9,930                     10,347                        10,411                      ------------------
10/29/93           11,240                     11,535                        11,064
1/31/94            12,490                     12,947                        11,749                      It also is good news
4/29/94            11,930                     12,376                        11,695
7/29/94            12,040                     12,538                        11,913                      for foreign markets
10/31/94           12,430                     12,862                        12,212
1/31/95            11,057                     11,498                        11,257                     that the U.S. economy
4/28/95            12,099                     12,231                        12,383
7/31/95            13,382                     13,080                        12,779                is growing at a reasonable rate
10/31/95           13,272                     12,802                        12,204
1/31/96            13,714                     13,625                        13,112                   without rising inflation.
4/30/96            15,100                     14,350                        13,837
7/31/96            14,738                     13,979                        13,269                      ------------------
10/31/96           15,481                     14,421                        13,522
12/31/96           16,464                     15,231                        13,886


AVERAGE ANNUAL TOTAL RETURN                          Past performance cannot guarantee comparable
As of 12/31/96                                       future results.
1 Year                   20.05%
Inception (5/5/93)       14.60

The performance figures shown represent the AIM V.I. International Equity Fund and are not intended to reflect actual annuity values, and do not reflect charges at the separate account level which, if applied, would lower the performance results.  The Fund's performance figures are historical and reflect reinvestment of all distributions and changes in the net asset value.  The
Fund's investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.  Source:
Towers Data Systems HYPO.--Registered Trademark--
   The Europe, Australia, and Far East Index (EAFE) is a group of unmanaged foreign securities. Source: Towers Data Systems HYPO. --Registered Trademark--
   Lipper Analytical Services, Inc., is an independent mutual fund performance monitor. The unmanaged Lipper International Equity Fund Index represents an average of the performance of the 30 largest international mutual funds. Source:
Lipper Analytical Services, Inc.
   An investment cannot be made in the indexes listed.  Index results include reinvested dividends.



                       AIM V.I. INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 1996

                                                                       MARKET
                                                           SHARES      VALUE
FOREIGN STOCKS & OTHER EQUITY
 INTERESTS - 92.37%

ARGENTINA - 1.66%

Banco de Galicia y Beunos Aires S.A. de C.V.-ADR
 (Banking)                                                  35,574 $    862,670
-------------------------------------------------------------------------------
Perez Companc S.A. - Class B (Oil & Gas - Services)         88,000      618,764
-------------------------------------------------------------------------------
YPF Sociedad Anonima-ADR (Oil & Gas - Services)             50,400    1,272,600
-------------------------------------------------------------------------------
                                                                      2,754,034
-------------------------------------------------------------------------------

AUSTRALIA -- 2.63%

National Mutual Holdings Ltd. (Insurance - Multi-Line
 Property)(a)                                              373,000      557,380
-------------------------------------------------------------------------------
News Corp. Ltd.-ADR (Publishing)                            50,100      883,013
-------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Insurance - Multi-Line
 Property)                                                 163,815      863,281
-------------------------------------------------------------------------------
QNI Ltd. (Metals - Miscellaneous)                          523,300    1,052,340
-------------------------------------------------------------------------------
WMC Ltd. (Metals - Miscellaneous)                          158,500      999,050
-------------------------------------------------------------------------------
                                                                      4,355,064
-------------------------------------------------------------------------------

AUSTRIA - 0.87%

OMV A.G. (Oil & Gas - Integrated)                            6,500      732,927
-------------------------------------------------------------------------------
VA Technologie A.G. (Engineering & Construction)             4,550      714,109
-------------------------------------------------------------------------------
                                                                      1,447,036
-------------------------------------------------------------------------------

BELGIUM - 1.78%

Barco Industries (Electronic Components/Miscellaneous)(a)    4,000      690,883
-------------------------------------------------------------------------------
COLRUYT S.A. (Retail - Food & Drug)                          1,500      687,889
-------------------------------------------------------------------------------
Delhaize-Le Lion, S.A. (Retail - Food & Drug)               12,300      730,770
-------------------------------------------------------------------------------
UCB S.A. (Medical - Drugs)                                     320      834,103
-------------------------------------------------------------------------------
                                                                      2,943,645
-------------------------------------------------------------------------------

BRAZIL - 0.67%

Telecomunicacoes Brasileiras S.A. - Telebras-ADR
 (Telecommunications)                                       14,500    1,109,250
-------------------------------------------------------------------------------

CANADA - 3.34%

Canadian National Railway Co. (Railroads)                   17,200      653,600
-------------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil & Gas - Exploration
 & Production)(a)                                           33,000      906,157
-------------------------------------------------------------------------------
Canadian Pacific, Ltd. (Transportation)                     30,200      800,300
-------------------------------------------------------------------------------
Newbridge Networks Corp. (Computer Networking)(a)           19,400      548,050
-------------------------------------------------------------------------------
Northern Telecom Ltd. (Telecommunications)                  12,200      754,875
-------------------------------------------------------------------------------
Suncor, Inc. (Oil & Gas - Exploration & Production)         19,000      786,752
-------------------------------------------------------------------------------
Teleglobe, Inc. (Telecommunications)                        15,000      443,657
-------------------------------------------------------------------------------
TELUS Corp. (Telecommunications)                            44,000      639,451
-------------------------------------------------------------------------------
                                                                      5,532,842
-------------------------------------------------------------------------------

                                                                       MARKET
                                                          SHARES       VALUE
CHILE - 0.37%

Cia. de Telecomunicaciones de Chile S.A.-ADR (Telephone)   6,000   $    606,750
-------------------------------------------------------------------------------

DENMARK - 0.77%

Danisco A.S. (Food/Processing)                             7,800        474,027
-------------------------------------------------------------------------------
Novo Nordisk A.S. - Class B (Medical - Drugs)              4,300        810,247
-------------------------------------------------------------------------------
                                                                      1,284,274
-------------------------------------------------------------------------------

FINLAND - 1.00%

Nokia Oy A.B. - Class A (Telecommunications)              28,600      1,660,043
-------------------------------------------------------------------------------

FRANCE - 8.06%

AXA S.A. (Insurance - Life & Health)                      12,000        763,226
-------------------------------------------------------------------------------
Carrefour Supermarche S.A. (Retail - Food & Drug)          1,870      1,216,753
-------------------------------------------------------------------------------
Cetelem (Finance - Consumer Credit)                        4,600        531,946
-------------------------------------------------------------------------------
Compagnie Francaise d'Etudes et de Construction Technip
 (Engineering & Construction)                              5,800        544,396
-------------------------------------------------------------------------------
Compagnie Generale des Eaux (Water Supply)                 6,500        805,532
-------------------------------------------------------------------------------
Elf Aquitaine S.A. (Oil & Gas - Services)                 10,700        974,002
-------------------------------------------------------------------------------
Essilor International (Medical Instruments/Products)       2,275        690,590
-------------------------------------------------------------------------------
Michelin - Class B (Automobile/Truck Parts & Tires)       13,200        712,599
-------------------------------------------------------------------------------
Pathe S.A. (Advertising/Broadcasting)(a)                   2,550        614,339
-------------------------------------------------------------------------------
Pinault-Printemps-Redoute S.A. (Retail - Stores)           3,560      1,412,061
-------------------------------------------------------------------------------
Rexel S.A. (Electronic Component/Miscellaneous)            2,000        607,112
-------------------------------------------------------------------------------
Rhone-Poulenc - Class A (Chemicals)                       13,000        443,230
-------------------------------------------------------------------------------
Roussel Uclaf (Medical - Drugs)                            2,390        703,388
-------------------------------------------------------------------------------
Societe BIC S.A. (Office Products)                         5,150        772,227
-------------------------------------------------------------------------------
Sodexho S.A. (Business Services)                           1,400        779,802
-------------------------------------------------------------------------------
Total S.A. - Class B (Oil & Gas - Exploration &
 Production)                                              10,300        837,737
-------------------------------------------------------------------------------
Valeo S.A. (Automobile/Truck Parts & Tires)               15,500        955,960
-------------------------------------------------------------------------------
                                                                     13,364,900
-------------------------------------------------------------------------------

GERMANY - 3.65%

Altana A.G. (Chemicals)                                    1,350      1,051,014
-------------------------------------------------------------------------------
Commerzbank A.G. (Banking - Money Center)                 29,500        749,578
-------------------------------------------------------------------------------
Continental A.G. (Automobile/Truck Parts & Tires)         28,000        504,029
-------------------------------------------------------------------------------
Dresdner Bank A.G. (Banking)                              24,000        719,002
-------------------------------------------------------------------------------
Hoechst A.G. (Chemicals)                                  27,800      1,313,400
-------------------------------------------------------------------------------
SGL Carbon A.G. (Metals - Miscellaneous)                   5,500        693,397
-------------------------------------------------------------------------------
VEBA A.G. (Electric Power)                                17,500      1,012,152
-------------------------------------------------------------------------------
                                                                      6,042,572
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND
70

                                                                       MARKET
                                                          SHARES       VALUE
HONG KONG - 7.73%

Asia Satellite Telecommunications Holdings Ltd.-ADR
 (Telecommunications)(a)                                    17,400 $    406,725
-------------------------------------------------------------------------------
Cheung Kong Holdings Ltd. (Real Estate)                    180,000    1,599,974
-------------------------------------------------------------------------------
Citic Pacific Ltd. (Banking)                               172,000      998,487
-------------------------------------------------------------------------------
Cosco Pacific Ltd. (Transportation - Miscellaneous)      1,476,000    1,717,500
-------------------------------------------------------------------------------
Dao Heng Bank Group Ltd. (Banking)                         163,000      781,861
-------------------------------------------------------------------------------
First Pacific Company Ltd. (Conglomerates)                 679,368      882,752
-------------------------------------------------------------------------------
Hang Seng Bank Ltd. (Banking)                               82,400    1,001,435
-------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd. (Electric Power)            596,600    1,153,167
-------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd. - Warrants, expiring
 09/30/97 (Electric Power)(a)                               37,800       21,015
-------------------------------------------------------------------------------
HSBC Holdings PLC (Banking)                                 67,000    1,433,641
-------------------------------------------------------------------------------
New World Infrastructure Ltd. (Building Materials)(a)      403,000    1,177,555
-------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate)                 111,600    1,367,134
-------------------------------------------------------------------------------
Varitronix International Ltd. (Electronic
 Components/Miscellaneous)                                 147,000      266,081
-------------------------------------------------------------------------------
                                                                     12,807,327
-------------------------------------------------------------------------------

INDONESIA - 2.05%

PT Bank Internasional Indonesia (Banking)                1,539,809    1,515,688
-------------------------------------------------------------------------------
PT Hanjaya Mandala Sampoerna (Tobacco)                     274,000    1,461,643
-------------------------------------------------------------------------------
PT Indosat (Telecommunications)                             91,000      250,423
-------------------------------------------------------------------------------
PT Indosat-ADR (Telecommunications)                          6,400      175,200
-------------------------------------------------------------------------------
                                                                      3,402,954
-------------------------------------------------------------------------------

IRELAND - 0.32%

Elan Corp. PLC-ADR (Medical - Drugs)(a)                     16,000      532,000
-------------------------------------------------------------------------------

ISRAEL - 0.56%

Teva Pharmaceutical Industries Ltd.-ADR (Medical -
  Drugs)                                                    18,500      929,625
-------------------------------------------------------------------------------

ITALY - 3.35%

Edison S.p.A. (Electric Power)                             121,000      762,771
-------------------------------------------------------------------------------
Ente Nazionale Idrocarburi S.p.A. (Oil & Gas -
  Exploration & Production)(a)                             201,000    1,033,885
-------------------------------------------------------------------------------
Instituto Mobiliare Italiano S.p.A. (Banking)               54,550      465,311
-------------------------------------------------------------------------------
Parmalat Finanziaria S.p.A. (Food/Processing)              450,000      688,200
-------------------------------------------------------------------------------
Telecom Italia Mobile S.p.A. (Telecommunications)          503,800    1,276,935
-------------------------------------------------------------------------------
Telecom Italia S.p.A. (Telecommunications)                 510,000    1,324,588
-------------------------------------------------------------------------------
                                                                      5,551,690
-------------------------------------------------------------------------------

JAPAN - 14.95%

Alpine Electronics Inc. (Electronics
 Components/Miscellaneous)                                  45,000      718,850
-------------------------------------------------------------------------------
Bridgestone Corp. (Automobile/Truck Parts & Tires)          69,000    1,310,768
-------------------------------------------------------------------------------
Canon, Inc. (Office Automation)                             68,000    1,503,152
-------------------------------------------------------------------------------
Daiichi Corp. (Electronic Components/Miscellaneous)         28,700      579,898
-------------------------------------------------------------------------------

                                                                       MARKET
                                                          SHARES       VALUE
JAPAN - (CONTINUED)

DDI Corp. (Telecommunications)                                 170 $  1,124,428
-------------------------------------------------------------------------------
Fuji Photo Film (Electronic Components/Miscellaneous)       21,000      692,686
-------------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile - Manufacturers)          61,000    1,743,459
-------------------------------------------------------------------------------
Ibiden Co., Ltd. (Building Materials)                       71,000      686,642
-------------------------------------------------------------------------------
JUSCO Co. (Retail - Stores)                                 35,000    1,187,721
-------------------------------------------------------------------------------
Komatsu Ltd. (Machinery - Heavy)                           131,000    1,074,605
-------------------------------------------------------------------------------
Matsushita Electric Industrial Co. Ltd. (Electronic
 Components/Miscellaneous)                                  57,000      930,231
-------------------------------------------------------------------------------
Nippon Telegraph & Telephone (Telecommunications)               90      682,324
-------------------------------------------------------------------------------
Nippon Television Network (Advertising/Broadcasting)         2,690      812,970
-------------------------------------------------------------------------------
Nomura Securities Co. Ltd. (Finance - Asset Management)     64,000      961,575
-------------------------------------------------------------------------------
NSK Ltd. (Metals - Miscellaneous)                          100,000      606,165
-------------------------------------------------------------------------------
NTT Data Communications Systems Co. (Computer
 Software/Services)                                            450    1,317,244
-------------------------------------------------------------------------------
Okuma Corp. (Machine Tools)(a)                              85,000      678,180
-------------------------------------------------------------------------------
Ricoh Corp. Ltd. (Office Automation)                       108,000    1,240,307
-------------------------------------------------------------------------------
Shizuoka Bank Ltd. (Banking)                                42,000      446,075
-------------------------------------------------------------------------------
SMC Corp. (Machinery - Miscellaneous)                       10,200      686,107
-------------------------------------------------------------------------------
Sony Corp. (Electronic Components/Miscellaneous)            19,000    1,245,229
-------------------------------------------------------------------------------
Sumitomo Heavy Industries, Ltd. (Machinery - Heavy)(a)     267,000      811,536
-------------------------------------------------------------------------------
TDK Corp. (Electronic Components/Miscellaneous)             21,000    1,369,053
-------------------------------------------------------------------------------
Toyota Motor Corp. (Automobile - Manufacturers)             45,000    1,293,930
-------------------------------------------------------------------------------
Yamatake-Honeywell Co. (Airlines)                           67,000    1,081,858
-------------------------------------------------------------------------------
                                                                     24,784,993
-------------------------------------------------------------------------------

MALAYSIA - 1.74%

Commerce Asset Holding Berhad (Finance - Asset
 Management)                                               110,000      827,559
-------------------------------------------------------------------------------
Edaran Otomobil Nasional Berhad (Automobile -
  Manufacturers)                                            61,000      609,879
-------------------------------------------------------------------------------
Malayan Banking Berhad (Banking)                           103,000    1,141,952
-------------------------------------------------------------------------------
YTL Corp. Berhad (Engineering & Construction)               57,000      306,949
-------------------------------------------------------------------------------
                                                                      2,886,339
-------------------------------------------------------------------------------

MEXICO - 1.76%

Grupo Industrial Maseca S.A. de CV - Class B
 (Food/Processing)                                         945,000    1,211,912
-------------------------------------------------------------------------------
Grupo Televisa S.A. - GDR (Advertising/Broadcasting)(a)     31,000      794,375
-------------------------------------------------------------------------------
Panamerican Beverages, Inc. - Class A (Beverages - Soft
 Drinks)                                                    19,500      914,063
-------------------------------------------------------------------------------
                                                                      2,920,350
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                       MARKET
                                                          SHARES       VALUE
NETHERLANDS - 5.05%

Akzo Nobel N.V. (Conglomerates)                              4,900 $    669,794
-------------------------------------------------------------------------------
Elsevier N.V. (Publishing)                                  38,000      642,687
-------------------------------------------------------------------------------
Getronics N.V. (Computer Software/Services)                 29,200      793,212
-------------------------------------------------------------------------------
Gucci Group NV-ADR (Textiles)                                9,000      574,875
-------------------------------------------------------------------------------
Koninklijke Ahold N.V. (Retail - Food & Drug)               19,000    1,188,532
-------------------------------------------------------------------------------
Nutricia Verenigde Bedrijven N.V. (Food/Processing)          8,700    1,322,763
-------------------------------------------------------------------------------
Oce-Van Der Grinten N.V. (Office Automation)                 6,300      684,552
-------------------------------------------------------------------------------
Royal Dutch Petroleum Co. (Oil & Gas - Services)             5,300      929,841
-------------------------------------------------------------------------------
VNU-Verenigde Nederlandse Uitgeversbedrijven Verenigd
 Bezit (Publishing)                                         32,500      679,554
-------------------------------------------------------------------------------
Wolters Kluwer N.V. (Publishing)                             6,590      875,995
-------------------------------------------------------------------------------
                                                                      8,361,805
-------------------------------------------------------------------------------

NORWAY - 0.27%

Storebrand A.S.A. (Insurance - Multi-Line Property)(a)      77,000      442,178
-------------------------------------------------------------------------------

PHILIPPINES - 2.50%

C & P Homes, Inc. (Home Building)                        1,930,000      990,685
-------------------------------------------------------------------------------
Filinvest Land Inc. (Real Estate)(a)                     2,146,450      669,235
-------------------------------------------------------------------------------
Metro Pacific Corp. (Conglomerates)                      3,568,000      881,825
-------------------------------------------------------------------------------
Metropolitan Bank & Trust Co. (Banking)                     31,300      773,574
-------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.
 (Telecommunications)                                        8,330      457,675
-------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.-ADR
 (Telecommunications)                                        1,400       71,400
-------------------------------------------------------------------------------
Southeast Asia Cement Holdings, Inc. (Building
 Materials)(a)                                           2,628,800      304,861
-------------------------------------------------------------------------------
                                                                      4,149,255
-------------------------------------------------------------------------------

PORTUGAL - 0.32%

Portugal Telecom S.A. (Telecommunications)(a)               18,600      530,229
-------------------------------------------------------------------------------

SINGAPORE - 2.32%

City Developments Ltd. (Real Estate)                       113,000    1,017,509
-------------------------------------------------------------------------------
DBS Land Ltd. (Real Estate)                                280,000    1,030,515
-------------------------------------------------------------------------------
Overseas Union Bank Ltd. (Banking)                         151,000    1,165,440
-------------------------------------------------------------------------------
Total Access Communication PLC (Telecommunications)         92,000      634,800
-------------------------------------------------------------------------------
                                                                      3,848,264
-------------------------------------------------------------------------------

SOUTH AFRICA - 0.76%

De Beers Centenary A.G. (Gold & Silver Mining)              19,500      558,512
-------------------------------------------------------------------------------
Sasol Ltd. (Oil & Gas - Exploration & Production)           58,550      694,566
-------------------------------------------------------------------------------
                                                                      1,253,078
-------------------------------------------------------------------------------

SPAIN - 2.75%

Empresa Nacional de Electricidad, S.A. (Electric Power)     16,000    1,138,764
-------------------------------------------------------------------------------
Gas Natural SDG, S.A. (Gas Distribution)                     4,000      930,483
-------------------------------------------------------------------------------

                                                                       MARKET
                                                           SHARES      VALUE
SPAIN - (CONTINUED)

Iberdrola S.A. (Electric Power)                             83,800 $  1,187,691
-------------------------------------------------------------------------------
Telefonica de Espana (Telecommunications)                   56,000    1,300,520
-------------------------------------------------------------------------------
                                                                      4,557,458
-------------------------------------------------------------------------------

SWEDEN - 2.62%

Astra A.B. (Medical - Drugs)                                 7,300      352,161
-------------------------------------------------------------------------------
Autoliv A.B. (Automobile/Truck Parts & Tires)               39,200    1,718,618
-------------------------------------------------------------------------------
Hennes & Mauritz A.B. - B Shares (Retail - Stores)           7,400    1,024,297
-------------------------------------------------------------------------------
Securitas A.B. - Class B (Security & Safety Services)       27,900      812,057
-------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-ADR (Telecommunications)    14,280      431,077
-------------------------------------------------------------------------------
                                                                      4,338,210
-------------------------------------------------------------------------------

SWITZERLAND - 0.75%

Novartis (Medical - Drugs)(a)                                1,083    1,240,716
-------------------------------------------------------------------------------

THAILAND - 0.49%

Bank of Ayudhya Public Co., Ltd. (Banking)                  12,600       29,724
-------------------------------------------------------------------------------
Krung Thai Bank Public Co. Ltd. (Banking)                  152,130      293,630
-------------------------------------------------------------------------------
Siam Commercial Bank PLC (Banking)                          37,300      270,522
-------------------------------------------------------------------------------
Thai Farmers Bank PLC (Banking)                             35,000      218,357
-------------------------------------------------------------------------------
Thai Farmers Bank PLC-Warrants, expiring 09/15/02
 (Banking)(a)                                                7,163        6,773
-------------------------------------------------------------------------------
                                                                        819,006
-------------------------------------------------------------------------------

UNITED KINGDOM - 17.28%

Airtours PLC (Leisure & Recreation)                         45,150      630,414
-------------------------------------------------------------------------------
Argos PLC (Retail - Stores)                                 63,466      835,594
-------------------------------------------------------------------------------
Barclays PLC (Finance - Consumer Credit)                    49,000      841,151
-------------------------------------------------------------------------------
Bass PLC (Beverages - Alcoholic)                            37,000      520,422
-------------------------------------------------------------------------------
B.A.T. Industries PLC (Conglomerates)                      126,000    1,046,942
-------------------------------------------------------------------------------
British Aerospace PLC (Aerospace/Defense)                   42,000      921,021
-------------------------------------------------------------------------------
British Petroleum Co. PLC (Oil & Gas - Services)           117,000    1,404,120
-------------------------------------------------------------------------------
Burton Group PLC (Retail - Stores)                         367,200      981,381
-------------------------------------------------------------------------------
Caradon PLC (Building Materials)                           180,000      737,023
-------------------------------------------------------------------------------
Compass Group PLC (Restaurants)                             78,000      828,508
-------------------------------------------------------------------------------
Dixons Group PLC (Retail - Stores)                         118,000    1,097,721
-------------------------------------------------------------------------------
EMAP PLC (Publishing)                                       62,500      788,611
-------------------------------------------------------------------------------
FKI PLC (Conglomerates)                                    112,000      387,596
-------------------------------------------------------------------------------
General Electric Co. PLC (Electronic
 Components/Miscellaneous)                                 110,000      721,775
-------------------------------------------------------------------------------
GKN PLC (Automobile/Truck Parts & Tires)                    50,000      857,461
-------------------------------------------------------------------------------
Granada Group PLC (Leisure & Recreation)                    78,000    1,153,229
-------------------------------------------------------------------------------
Kingfisher PLC (Retail - Stores)                            32,400      351,921
-------------------------------------------------------------------------------
Ladbroke Group PLC (Hotels/Motels)                         231,000      914,185
-------------------------------------------------------------------------------
LucasVarity PLC (Automobile/Truck Parts & Tires)(a)        126,900      483,729
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND
72

                                                                      MARKET
                                                           SHARES     VALUE
UNITED KINGDOM - (CONTINUED)

Marks & Spencer PLC (Retail - Stores)                       83,000 $    698,184
-------------------------------------------------------------------------------
Medeva PLC (Medical - Drugs)                               147,000      647,233
-------------------------------------------------------------------------------
MFI Furniture Group PLC (Retail - Stores)                  230,000      732,911
-------------------------------------------------------------------------------
Next PLC (Retail - Stores)                                  97,500      947,940
-------------------------------------------------------------------------------
NFC PLC (Transportation - Miscellaneous)                   235,000      742,805
-------------------------------------------------------------------------------
Peninsular & Oriental Steam Navigation Co.
 (Transportation - Miscellaneous)                           72,000      727,771
-------------------------------------------------------------------------------
Provident Financial PLC (Finance - Consumer Credit)         92,800      802,878
-------------------------------------------------------------------------------
Railtrack Group PLC (Railroads)                            145,000      962,609
-------------------------------------------------------------------------------
Rentokil Initial PLC (Business Services)                    94,000      710,194
-------------------------------------------------------------------------------
Scottish & Newcastle PLC (Beverages - Alcoholic)            73,000      858,566
-------------------------------------------------------------------------------
Siebe PLC (Electronic Components/Miscellaneous)             38,000      705,705
-------------------------------------------------------------------------------
Smiths Industries PLC (Electronics/Defense)                 53,500      735,087
-------------------------------------------------------------------------------
Standard Chartered PLC (Finance - Asset Management)         63,100      779,426
-------------------------------------------------------------------------------
Unilever PLC (Consumer Non-Durables)                        52,000    1,261,915
-------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications)                    185,000      782,851
-------------------------------------------------------------------------------
WPP Group PLC (Advertising/Broadcasting)                   240,000    1,040,260
-------------------------------------------------------------------------------
                                                                     28,639,139
-------------------------------------------------------------------------------
 Total Foreign Stocks & Other Equity Interests                      153,095,026
-------------------------------------------------------------------------------

                                                     PRINCIPAL         MARKET
                                                     AMOUNT(b)         VALUE
FOREIGN CONVERTIBLE BONDS - 0.68%

ITALY - 0.45%
Pirelli S.p.A. (Automobile/Truck Parts &
 Tires), Conv. Bonds, 5.00%, 12/31/98            ITL 1,007,349,200 $    732,105
-------------------------------------------------------------------------------

JAPAN - 0.23%

Ricoh Co., Ltd. (Office Automation), Conv.
 Bonds, 0.35%, 03/31/03                          JPY    40,000,000      386,253
-------------------------------------------------------------------------------
  Total Foreign Convertible Bonds                                     1,118,358
-------------------------------------------------------------------------------

NON-CONVERTIBLE BONDS - 0.12%

ITALY - 0.12%

Metropolitan Bank & Trust International Finance
 Ltd. (Banking - Foreign), Conv. Deb., 2.75%,
 09/10/00                                                  155,000      205,375
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 5.72%(c)

Daiwa Securities America Inc., 6.25%,
 01/02/97(d)                                             9,477,779    9,477,779
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.89%                                          163,896,538
-------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.11%                                 1,841,540
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                               $165,738,078
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Principal in U.S. Dollar unless otherwise indicated.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 12/31/96 with a maturing value of $360,125,000. Collateralized by $355,195,000 U.S. Treasury obligations, 0% to 8.875% due 06/12/97 to 08/15/26.

Abbreviations:
ADR   - American Depository Receipt
Conv. - Convertible
Deb.  - Debentures
GDR   - Global Depository Receipt
ITL   - Italian Lira
JPY   - Japanese Yen

See Notes to Financial Statements.

                      AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996


ASSETS:
Investments, at market value (cost $135,587,806)          $163,896,538
----------------------------------------------------------------------
Foreign currencies, at market value (cost $1,784,804)        1,779,584
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            220,105
----------------------------------------------------------------------
 Investments sold                                               59,428
----------------------------------------------------------------------
 Dividends and interest                                        251,370
----------------------------------------------------------------------
Organizational costs, net                                        3,856
----------------------------------------------------------------------
Investment for deferred compensation plan                       11,965
----------------------------------------------------------------------
Other assets                                                       711
----------------------------------------------------------------------
  Total assets                                             166,223,557
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Capital stock reacquired                                       13,019
----------------------------------------------------------------------
 Investments purchased                                         295,262
----------------------------------------------------------------------
 Deferred compensation plan                                     11,965
----------------------------------------------------------------------
Accrued advisory fees                                          101,585
----------------------------------------------------------------------
Accrued directors' fees                                          1,609
----------------------------------------------------------------------
Accrued administrative services fees                             5,238
----------------------------------------------------------------------
Accrued operating expenses                                      56,801
----------------------------------------------------------------------
  Total liabilities                                            485,479
----------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING               $165,738,078
======================================================================
Capital shares, $.001 par value per share:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                10,129,698
======================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE        $16.36
======================================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 1996

INVESTMENT INCOME:

Dividends (net of $276,213 foreign withholding tax)             $ 1,747,006
---------------------------------------------------------------------------
Interest                                                            403,832
---------------------------------------------------------------------------
  Total investment income                                         2,150,838
---------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                       924,578
---------------------------------------------------------------------------
Custodian fees                                                      151,693
---------------------------------------------------------------------------
Administrative services fees                                         58,644
---------------------------------------------------------------------------
Directors' fees and expenses                                          6,770
---------------------------------------------------------------------------
Organizational costs                                                  2,892
---------------------------------------------------------------------------
Other                                                                43,391
---------------------------------------------------------------------------
  Total expenses                                                  1,187,968
---------------------------------------------------------------------------
Net investment income                                               962,870
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES
 AND FOREIGN CURRENCY TRANSACTIONS:

Net realized gain (loss) from:
 Investment securities                                            4,411,281
---------------------------------------------------------------------------
 Foreign currency transactions                                     (22,907)
---------------------------------------------------------------------------
                                                                  4,388,374
---------------------------------------------------------------------------

UNREALIZED APPRECIATION (DEPRECIATION) OF:

 Investment securities                                          17,077,175
---------------------------------------------------------------------------
 Foreign currencies                                                 (5,602)
---------------------------------------------------------------------------
                                                                 17,071,573
---------------------------------------------------------------------------
 Net gain on investment securities and foreign currencies        21,459,947
---------------------------------------------------------------------------
Net increase in net assets resulting from operations            $22,422,817
===========================================================================

See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL EQUITY FUND
74

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1996 and the eleven months ended December 31,
1995

                                                       1996         1995
                                                   ------------  -----------
OPERATIONS:

 Net investment income                             $    962,870  $   457,524
-----------------------------------------------------------------------------
 Net realized gain (loss) on sales of investment
  securities and foreign currency transactions        4,388,374     (107,659)
-----------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities and foreign currencies                  17,071,573   13,454,304
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                        22,422,817   13,804,169
-----------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                (377,734)    (123,270)
-----------------------------------------------------------------------------
Net increase from capital stock transactions         61,436,140   13,556,877
-----------------------------------------------------------------------------
  Net increase in net assets                         83,481,223   27,237,776
-----------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                 82,256,855   55,019,079
-----------------------------------------------------------------------------
 End of period                                     $165,738,078  $82,256,855
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $133,188,811  $71,752,671
-----------------------------------------------------------------------------
 Undistributed net investment income                    937,128      374,899
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities and foreign currency
  transactions                                        3,305,038   (1,106,243)
-----------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and foreign currencies                             28,307,101   11,235,528
-----------------------------------------------------------------------------
                                                   $165,738,078  $82,256,855
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1996

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM V.I. International Equity Fund (the "Fund"). The Fund's investment objective is to seek to provide long-term growth of capital by investing in a diversified portfolio of international equity securities the issuers of which are considered by AIM to have strong earnings momentum. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at the last sales price on the exchange on which the security is traded or, lacking any sales, at the mean between the closing bid and asked prices on the day of valuation. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales prices. Securities traded in the over-the-counter market are valued at the mean between the closing bid and asked prices on valuation date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by

                    AIM V.I. INTERNATIONAL EQUITY FUND
   any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a forward currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1996, undistributed net investment income was reduced by $22,907 and undistributed net realized gains increased by $22,907 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Organizational Costs - Organizational costs of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.75% of the first $250 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $58,644 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1996, the Fund incurred legal fees of $3,038 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1996 was $126,478,982 and $67,602,207, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1996 is as follows:

Aggregate unrealized appreciation of investment securities    $31,818,972
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (3,535,477)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $28,283,495
==========================================================================

 Cost of investments for tax purposes is $135,613,043.

NOTE 5 - CAPITAL STOCK
Changes in capital stock outstanding during the year ended December 31, 1996 and the eleven months ended December 31, 1995 were as follows:

                                   1996                    1995
                           ----------------------  ----------------------
                            SHARES      AMOUNT      SHARES      AMOUNT
                           ---------  -----------  ---------  -----------
Sold                       4,432,824  $66,189,679  1,612,585  $20,607,902
--------------------------------------------------------------------------
Issued as reinvestment of
 distributions                23,877      377,734      9,199      123,270
--------------------------------------------------------------------------
Reacquired                  (347,543)  (5,131,273)  (591,239)  (7,174,295)
--------------------------------------------------------------------------
                           4,109,158  $61,436,140  1,030,545  $13,556,877
==========================================================================

                      AIM V.I. INTERNATIONAL EQUITY FUND
76

NOTE 6 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the year ended December 31, 1996, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                              DECEMBER 31,             JANUARY 31,
                            --------------------     -------------------
                              1996        1995        1995        1994
                            --------     -------     -------     -------
Net asset value, beginning
 of period                  $  13.66     $ 11.03     $ 12.49     $ 10.00
--------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income         0.07        0.07        0.06          --
--------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                  2.67        2.58       (1.49)       2.49
--------------------------------------------------------------------------------
   Total from investment
    operations                  2.74        2.65       (1.43)       2.49
--------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income           (0.04)      (0.02)      (0.03)         --
--------------------------------------------------------------------------------
Net asset value, end of
 period                     $  16.36     $ 13.66     $ 11.03     $ 12.49
================================================================================
Total return(a)                20.05%      24.04%     (11.48)%     24.90%
================================================================================
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)             $165,738     $82,257     $55,019     $23,533
================================================================================
Ratio of expenses to
 average net assets             0.96%(b)    1.15%(c)    1.27%(d)    1.98%(c)(e)
================================================================================
Ratio of net investment
 income to average net
 assets                         0.78%(b)    0.75%(c)    0.60%(d)   (0.15)%(c)(e)
================================================================================
Portfolio turnover rate           59%         67%         64%         26%
================================================================================
Average broker commission
 rate(f)                    $ 0.0209         N/A         N/A         N/A
================================================================================

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $123,199,030.
(c) Annualized.
(d) Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 1.28% and 0.59%, respectively.
(e) Annualized ratios of expenses and net investment income (loss) to average net assets prior to waiver of advisory fees are 3.06% and (1.23)%, respectively.
(f) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

NOTE 7 - SUBSEQUENT EVENT
On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.

                      AIM V.I. INTERNATIONAL EQUITY FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. International Equity Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and for the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. International Equity Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 through January 31, 1994 (commencement of operations), in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 1997

                      AIM V.I. INTERNATIONAL EQUITY FUND
78

The Managers' Overview


MONEY MARKET FUNDS OFFER
STABILITY IN VOLATILE 1996

A roundtable discussion with the Fund management team for AIM Money Market
Fund for the fiscal year ended December 31, 1996.
-------------------------------------------------------------------------------------------------------------------------------
Q. THE BIG NEWS IN 1996 WAS THE ADVANCING       downturn. For the rest of 1996, the Fed's          ---------------------
STOCK MARKET--MONEY MARKETS SEEMED QUIET BY     monetary policy remained unaltered.
COMPARISON. HOW DID AIM V.I. MONEY MARKET          Short-term securities are most affected          Analysts suggest that
FUND PERFORM DURING THE REPORTING PERIOD?       by Fed policy. Besides a temporary spike
                                                to 5.28% in the first quarter of 1996 in               economic growth
A. For money market securities, no news         anticipation of further Fed tightening,
was good news. Stocks delivered another         money market yields ranged near 4.85%                no greater than 3%
record-breaking performance in 1996,            for most of the year. Compared to the
but stock and bond performance for the          dramatic volatility in long-term financial    and inflation at less than 3.5%
year was marked by intense volatility.          markets that marked most of 1996,
Money market securities, by comparison,         money market securities offered valuable        imply that the Fed need not
had a rather uneventful year. Yields on         liquidity and stability.
most money market securities closed                                                           tighten aggressively, if at all.
1996 very near 1995 levels.                     Q. WHY WERE LONG-TERM ASSETS SO
   Given the stable environment for money       VOLATILE?                                          ---------------------
market securities, the Fund's management
team maintained the weighted average            A. Early in March, financial markets were     advance and then decline in market
maturity of the portfolio in the 25-to-30-      stunned by economic reports that re-          yields over the course of 1996 led one
day range, slightly lower than the 34-day       vealed the economy was growing with           market strategist to dub it "a round-
level at the beginning of the reporting         surprising strength, which could lead to      trip year."
period. At the close of the fiscal year,        rising inflation. That sent stock and
the seven-day yield was 4.95%, near the         bond prices tumbling as markets attempted     Q. WHAT IS THE MARKET OUTLOOK FOR
4.85% average seven-day compound yield          to anticipate whether the Fed would choose    1997?
that similar money funds produced for           to boost interest rates to reign in an
most of 1996, according to IBC's Money          over-heating economy.                         A. At the close of 1996, economic
Fund Report.                                       Bonds were hardest hit. From 4.97% at      growth appeared to have settled at an
                                                the beginning of the fiscal year, the yield   annual rate of 2.5%. Inflation,
Q. WHY WERE MONEY MARKET SECURITIES             on the three-month U.S. Treasury bill rose    likewise, continues to be mild.
RELATIVELY STABLE IN 1996?                      to 5.36% on September 5--its high for            Going forward, analysts suggest
                                                the year. At longer maturities, yields rose   that economic growth no greater than
A. The key was a calm interest rate envi-       more than 100 basis points. (A basis          3% and inflation at less than 3.5%
ronment for short-term securities. The          point is 1/100 of one percent.)               imply that the Fed need not tighten
Federal Reserve Board changed short-term           Bonds began to recover in the fall when    aggressively, if at all. Nothing
interests rates only once during the            it became apparent that economic growth       more than a 50 basis point hike of
year. In January 1996, it lowered the           was moderate and without rising inflation,    the federal funds rate may be
federal funds rate, which acts as a target      but their performance for the year was        necessary for containing inflation.
for other interest rates, to 5.25%, when it     still disappointing. The yield on the three-  That would suggest continuing
seemed the economy was headed for a             month U.S. Treasury bill retreated to         stability for money market
                                                5.16% by the end of fiscal year. The          instruments.

An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.



                           AIM V.I. MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

December 31, 1996

                                               Par (000)    VALUE
COMMERCIAL PAPER - 51.85%(a)

ASSET-BACKED SECURITIES - 24.19%
Asset Securitization Cooperative Corp.,
5.32%, 01/17/97                                 $3,165   $ 3,157,517
--------------------------------------------------------------------
Delaware Funding Corp.,
5.34%, 01/31/97                                  2,292     2,281,801
--------------------------------------------------------------------
Monte Rosa Capital Corp.
5.50%, 01/22/97                                  1,000       996,792
--------------------------------------------------------------------
5.36%, 03/12/97                                  2,000     1,979,156
--------------------------------------------------------------------
Preferred Receivables Funding Corp.,
5.37%, 02/05/97                                    900       895,301
--------------------------------------------------------------------
Receivables Capital Corp.,
5.43%, 01/16/97                                  3,069     3,062,056
--------------------------------------------------------------------
Sheffield Receivables Corp.,
5.32%, 01/09/97                                  3,000     2,996,453
--------------------------------------------------------------------
                                                          15,369,076
--------------------------------------------------------------------

AUTOMOBILE - 4.68%

Ford Motor Credit Co.,
5.32%, 02/27/97                                  3,000     2,974,730
--------------------------------------------------------------------

FINANCE (ASSET MANAGEMENT) - 4.70%

Merrill Lynch & Co., Inc.,
5.35%, 02/04/97                                  3,000     2,984,842
--------------------------------------------------------------------

CHEMICALS - 3.89%

Bayer Corp.,
5.37%, 03/17/97                                  2,500     2,472,031
--------------------------------------------------------------------

COMPUTERS & OFFICE EQUIPMENT - 5.00%

Electronic Data Systems Corp.,
5.30%, 02/18/97                                  3,200     3,177,387
--------------------------------------------------------------------

ENTERTAINMENT - 1.55%

Walt Disney Co. (The),
5.31%, 03/31/97                                  1,000       986,872
--------------------------------------------------------------------

FINANCE (MISCELLANEOUS) - 3.12%

BTR Dunlop Finance Inc.,
5.33%, 03/06/97                                  1,000       990,524
--------------------------------------------------------------------
International Lease Finance Corp.,
5.31%, 03/04/97                                  1,000       990,855
--------------------------------------------------------------------
                                                           1,981,379
--------------------------------------------------------------------
PUBLISHING - 4.72%
Donnelley (R.R.) & Sons Co.,
5.32%, 01/13/97                                  3,000     2,994,680
--------------------------------------------------------------------
 Total Commercial Paper                                   32,940,997
--------------------------------------------------------------------

MEDIUM-TERM NOTE - 4.72%

FINANCE (BUSINESS CREDIT) - 4.72%

CIT Group Holdings (The), Inc.,
5.61%, 03/19/97(b)                               3,000     2,999,574
--------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES - 3.94%

Federal National Mortgage Association - 3.15%
5.29%, 06/02/99(c)                               2,000     2,000,000
--------------------------------------------------------------------

                                                     Par (000)    VALUE
Student Loan Marketing Association - 0.79%
5.24%, 08/20/98(c)                                      $500   $   499,944
-----------------------------------------------------------------------------
 Total U.S. Government Agency Securities                         2,499,944
-----------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 14.17%

Citicorp Securities, Inc.,
7.25%, 01/27/97(d)                                     3,000     3,000,000
-----------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.,
5.563%, 04/07/97(e)                                    3,000     3,000,000
-----------------------------------------------------------------------------
Morgan Stanley Group Inc.,
7.10%, 05/28/97(d)                                     3,000     3,000,000
-----------------------------------------------------------------------------
 Total Master Note Agreements                                    9,000,000
-----------------------------------------------------------------------------

PROMISSORY NOTE AGREEMENT - 4.72%

Goldman, Sachs & Co.,
7.13%, 04/23/97                                        3,000     3,000,000
-----------------------------------------------------------------------------
 Total Investments, excluding Repurchase Agreements             50,440,515
-----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 20.39%(f)

Daiwa Securities America Inc.,
6.25%, 01/02/97(g)                                     9,121     9,120,800
-----------------------------------------------------------------------------
Dresdner Securities (USA), Inc.,
7.05%, 01/02/97(h)                                     3,833     3,833,494
-----------------------------------------------------------------------------
 Total Repurchase Agreements                                    12,954,294
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.79%                                      63,394,809(i)
-----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.21%                              134,684
-----------------------------------------------------------------------------
NET ASSETS - 100.00%                                           $63,529,493
=============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Interest rates are redetermined daily. Rates shown are in effect for period ending December 31, 1996.
(c) Interest rates are redetermined weekly. Rates shown are in effect for the period ending December 31, 1996.
(d) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 3 business days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on December 31, 1996.
(e) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 7 days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on December 31, 1996.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Joint repurchase agreement entered into 12/31/96 with a maturing value of $360,125,000. Collateralized by $355,195,000 U.S. Treasury obligations, 0% to 8.875% due 06/12/97 to 08/15/26.
(h) Joint repurchase agreement entered into 12/31/96 with a maturing value of $100,039,167. Collateralized by $136,515,003 U.S. Treasury obligations, 0% to 9.00% due 01/01/09 to 08/01/34.
(i) Also represents cost for income tax purposes.

See Notes to Financial Statements.

                          AIM V.I. MONEY MARKET FUND
80

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996


ASSETS:
Investments, excluding repurchase agreements, at value (amortized
 cost)                                                             $ 50,440,515
-------------------------------------------------------------------------------
Repurchase agreements                                                12,954,294
-------------------------------------------------------------------------------
Receivables for:
  Capital stock sold                                                     85,058
-------------------------------------------------------------------------------
  Interest                                                               76,453
-------------------------------------------------------------------------------
Organizational costs, net                                                 3,856
-------------------------------------------------------------------------------
Investment for deferred compensation plan                                11,716
-------------------------------------------------------------------------------
Other assets                                                                438
-------------------------------------------------------------------------------
    Total assets                                                     63,572,330
-------------------------------------------------------------------------------

LIABILITIES:

Payable for deferred compensation plan                                   11,716
-------------------------------------------------------------------------------
Accrued advisory fees                                                    21,466
-------------------------------------------------------------------------------
Accrued administrative service fees                                       3,462
-------------------------------------------------------------------------------
Accrued directors' fees                                                   1,755
-------------------------------------------------------------------------------
Accrued operating expenses                                                4,438
-------------------------------------------------------------------------------
    Total liabilities                                                    42,837
-------------------------------------------------------------------------------
Net assets applicable to shares outstanding                        $ 63,529,493
===============================================================================
Capital shares, $.001 par value per share:
  Authorized                                                        250,000,000
-------------------------------------------------------------------------------
  Outstanding                                                        63,529,436
===============================================================================
Net asset value, offering and redemption price per share           $       1.00
===============================================================================



STATEMENT OF OPERATIONS
For the year ended December 31, 1996


INVESTMENT INCOME:

Interest                                                             $3,570,828
-------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                           264,855
-------------------------------------------------------------------------------
Custodian fees                                                           23,908
-------------------------------------------------------------------------------
Administrative services fees                                             29,412
-------------------------------------------------------------------------------
Directors' fees and expenses                                              7,960
-------------------------------------------------------------------------------
Organizational costs                                                      2,892
-------------------------------------------------------------------------------
Other                                                                    34,326
-------------------------------------------------------------------------------
   Total expenses                                                       363,353
-------------------------------------------------------------------------------
Net investment income                                                 3,207,475
-------------------------------------------------------------------------------
Net realized gain on sales of investment securities                      16,294
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 $3,223,769
===============================================================================

                                              See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1996 and the eleven months ended December 31,
1995


                                                        1996         1995
OPERATIONS:

  Net investment income                              $ 3,207,475  $ 2,278,242
------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment
   securities                                             16,294      (17,141)
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                         3,223,769    2,261,101
------------------------------------------------------------------------------
Net increase (decrease) from capital stock
 transactions                                         (1,992,555)  34,506,043
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                               (3,207,475)  (2,278,242)
------------------------------------------------------------------------------
   Net increase (decrease) in net assets              (1,976,261)  34,488,902
------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                 65,505,754   31,016,852
------------------------------------------------------------------------------
  End of period                                      $63,529,493  $65,505,754
==============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)         $63,529,436  $65,521,991
------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of
   investment securities                                      57      (16,237)
------------------------------------------------------------------------------
                                                     $63,529,493  $65,505,754
==============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1996

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Money Market Fund (the "Fund"). The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.

The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Fund invests only in securities which have maturities of 397 days or less from the date of purchase. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are declared and paid daily. Realized gains or losses from securities transactions are recorded on the identified cost basis.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable gains, if any) of $846 which expires, if not previously utilized, in the year 2003. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Organizational Costs - Organizational costs of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.40% of the first $250 million of the Fund's average daily net assets, plus 0.35% of the Fund's average daily net assets in excess of $250 million.

                          AIM V.I. MONEY MARKET FUND
82

 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $29,412 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1996, the Fund incurred legal fees of $2,950 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock outstanding during the year ended December 31, 1996 and the eleven months ended December 31, 1995 were as follows:

                                  1996                       1995
                        -------------------------  -------------------------
                          SHARES        AMOUNT       SHARES        AMOUNT
                        -----------  ------------  -----------  ------------
Sold                     76,145,573  $ 76,145,573   80,119,672  $ 80,119,672
----------------------  -----------  ------------  -----------  ------------
Issued as reinvestment
 of distributions         3,207,475     3,207,475    2,278,242     2,278,242
----------------------  -----------  ------------  -----------  ------------
Reacquired              (81,345,603)  (81,345,603) (47,891,871)  (47,891,871)
----------------------  -----------  ------------  -----------  ------------
                         (1,992,555) $ (1,992,555)  34,506,043  $ 34,506,043
                        ===========  ============  ===========  ============

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the year ended December 31, 1996, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                             DECEMBER 31,             JANUARY 31,
                            -------------------     -------------------
                             1996        1995        1995        1994
                            -------     -------     -------     -------
Net asset value, beginning
 of period                  $  1.00     $  1.00     $  1.00     $  1.00
--------------------------  -------     -------     -------     -------
Income from investment
 operations:
  Net investment income        0.05        0.05        0.04        0.02
--------------------------  -------     -------     -------     -------
Less distributions:
  Dividends from net
   investment income          (0.05)      (0.05)      (0.04)      (0.02)
--------------------------  -------     -------     -------     -------
Net asset value, end of
 period                     $  1.00     $  1.00     $  1.00     $  1.00
--------------------------  =======     =======     =======     =======
Total return                   4.97%       5.69%(a)    3.98%       2.27%(a)
--------------------------  =======     =======     =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000s omitted)             $63,529     $65,506     $31,017     $13,891
--------------------------  =======     =======     =======     =======
Ratio of expenses to
 average net assets            0.55%(b)    0.53%(a)    0.63%(c)    0.95%(a)(d)
--------------------------  =======     =======     =======     =======
Ratio of net investment
 income to average net
 assets                        4.84%(b)    5.40%(a)    4.14%(c)    2.29%(a)(d)
--------------------------  =======     =======     =======     =======

(a) Annualized.
(b) Ratios are based on average net assets of $66,213,747.
(c) Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 0.70% and 4.07%, respectively.
(d) Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 1.53% and 1.70%, respectively.

NOTE 6 - SUBSEQUENT EVENT
On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.
                          AIM V.I. MONEY MARKET FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Money Market Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amount and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Money Market Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 1997

                          AIM V.I. MONEY MARKET FUND
84

The Managers' Overview

HIGH-VALUE MARKET LEADS TO PORTFOLIO
CHANGES, IMPROVING PERFORMANCE

A roundtable discussion with the Fund management team for AIM V.I. Value Fund for the fiscal year ended December 31, 1996.
------------------------------------------------------------------------------------------------------------------------------------
Q. HOW DID AIM V.I. VALUE FUND              by the fact that at times during               Top 10 Holdings
PERFORM DURING THE FISCAL YEAR?             the reporting period more than                 As of 12/31/96
A: It was a tough year for the              20% of the portfolio's assets were in
bargain-hunting value funds as              cash or short-term cash equivalent             1.  Federal National Mortgage Association
stocks continued to rise to re-             securities.  As the fiscal year pro-           2.  Columbia/HCA Healthcare Corp.
cord-breaking levels in 1996.               gressed, we relaxed a little, with             3.  Baxter International Inc.
Still, the Fund managed to de-              about 14% of assets in cash when the           4.  Philip Morris Companies, Inc.
liver a respectable total re-               fiscal year closed.                            5.  MFS Communications Co., Inc.
turn for the period of 15.02%.                  We also participated in what is            6.  Bristol-Myers Squibb Co.
                                            known as a "flight to quality"                 7.  SmithKline Beecham plc-ADR
Q. WHAT MADE THE MARKET SO CHAL-            occurring in the market.  With stock           8.  Ameritech Corp.
LENGING DURING 1996?                        values at heady levels, investors be-          9.  Canadian Pacific Ltd.
A. The stock market was unusually           gan to favor steady-growing blue-chips        10.  MedPartners, Inc.
generous to investors the past two          over more volatile, less familiar stocks.
years.  The Standard & Poor's Com-          As the reporting period closed, the Fund       Please keep in mind that the Fund's
posite Index of 500 Stocks (S&P             was anchored in less-cyclical stocks with      portfolio composition is subject to
500) rose a dramatic 37.45% during          more predictable earnings.                     change and there is no assurance the Fund
1995, and during 1996 it advanced                                                          will continue to hold any particular
another 22.95%.  Such substantial           Q. WERE THERE ANY OTHER STEPS YOU TOOK         security.
investment returns two years in a           IN RESPONSE TO A DIFFICULT MARKET?
row is unusual.  As stock prices            A. In selected cases, we established
continued to rise, it was more              larger-than-usual positions in stocks          grow and produce attractive investment
difficult to find the kind of under-        we thought attractive.  As of December 31,     opportunities for the foreseeable future.
priced stocks the Fund seeks for            1996, the Fund had 175 holdings spread         An aging population is bound to produce
its portfolio.                              across 51 industry categories.                 continued demand.  A new federal initia-
                                                We concentrated on companies expected      tive in the health-care area seems un-
Q. HOW DID YOU MANAGE THE FUND IN           to meet earnings predictions, and that con-    likely, which creates a more certain
THAT ENVIRONMENT?                           tributed to improved performance.  The top     environment in the industry.
A. We became quite conservative in          10 holdings in the portfolio included com-         Finally, health-care companies have
executing our value-oriented invest-        panies with long-term records of consistent    made enormous strides in cost control
ment style.  The Fund looks for what        performance like Baxter International Inc.,    and increased efficiency through con-
we often call growth at a discount:         Bristol Myers Squibb Co., and SmithKline       solidation in recent years.  One of our
we try to identify companies with           Beecham plc.                                   largest holdings, Columbia/HCA HealthCare
healthy earnings growth expectations                                                       Corp.,
whose stocks are commanding a lower         Q. THE COMPANIES YOU JUST MENTIONED ARE
price than we think justifiable.            IN THE MEDICAL/PHARMACEUTICAL AREA.  IS
In a expensive market, such stocks          THE FUND HEAVILY INVESTED THERE?
are hard to find.                           A. Yes.  Companies such as pharmaceutical
   We adhered to our standards by not       manufacturers, patient-care providers, and
buying securities we considered too         makers of medical instruments and products
expensive and by trying to manage           accounted for nearly 20% of portfolio assets
risk in a market characterized by           at the close of the fiscal year.
short-term volatility. Our conserva-            A number of factors suggest that the
tive stance is evidenced                    health-care industry should continue to


                              AIM V.I. VALUE FUND


has been a leader of the consolidation      PORTION THAN USUAL.  HAVE THESE               relatively constant whatever the state
wave sweeping that industry.  At the        INVESTMENTS BEEN SUCCESSFUL?                  of the economy.  Our holdings of such
close of the fiscal year, patient-care      A. Yes, they have, particularly the           food processors as Archer Daniels Midland
providers like Columbia/HCA comprised       European stocks, which on average de-         and Nabisco Holdings Corp. rose from just
61% of the portfolio.                       livered a hefty 20% return during 1996.       over 1% of the portfolio to slightly more
    Drug makers-- which accounted for       We gradually reduced our holdings in          than 3% during the fiscal year.
9% of the portfolio-have benefited          Japan, where economic recovery seems to
from increased use of prescription          be stalled.                                   Q. WHAT IS YOUR OUTLOOK FOR THE MARKET
drugs by Medicare recipients enrolled                                                     IN 1997?
in managed care; such holdings as           Q. IN WHAT OTHER AREAS DID THE FUND FIND      A. Forecasts of stock market performance
Bristol-Myers Squibb and SmithKline          INVESTMENT OPPORTUNITIES?                    in 1997 are all over the block.  Some
Beecham have reported increased             A. Our goal was to manage risk in a very      market watchers have predicted a Dow Jones
earnings.                                   volatile market.  One way to do so is to      Industrial Average well over 7000; others
                                            invest in noncyclical industries like         see a drop to below 5000.  However, most
Q. ABOUT 19% OF THE FUND'S HOLDINGS         food, for example, and other consumer         agree that two years in a row of stock
ARE INTERNATIONAL, A LARGER PRO-            staples where performance remains             returns above 20% is rare; no one knows
                                                                                          if a third year in a row is possible.
GROWTH OF A $10,000 INVESTMENT                                                                We think it will be difficult for the
From 05/05/93-12/31/96                                                                    market to produce anything like the re-
             AIM V.I.        S&P 500        LIPPER GROWTH                                 turns of the past two years.  The double-
            VALUE FUND     STOCK INDEX       FUNDS INDEX                                  digit earnings growth American corpora-
                         (In thousands)                                                   tions experienced for four years has
5/5/93      $10,000         $10,000           $10,000                                     slowed.  For earnings growth to accelerate
7/30/93      10,690          10,155            10,417                                     back to the 14% or 15% level will re-
10/29/93     11,370          10,675            11,111                                     quire a very robust economy.
1/31/94      12,193          11,062            11,564                                         So far, that has not been the case.
4/29/94      11,793          10,430            10,930                                     As 1996 closed, economic growth appeared
7/29/94      11,592          10,681            10,906                                     to have settled at an annual rate of 2.5%,
10/31/94     12,163          11,088            11,338                                     which may characterize much of 1997.  In
1/31/95      11,945          11,123            11,042                                     recent testimony before Congress, Fed
4/28/95      13,400          12,247            12,131                                     Chairman Alan Greenspan said, "The economy
7/31/95      15,833          13,462            13,691                                     has retained considerable vigor, with few
10/31/95     16,146          14,011            14,057                                     signs of the imbalances and inflationary
1/31/96      16,346          15,412            14,946                                     tensions that have disrupted past
4/30/96      16,750          15,937            15,634                                     expansions."
7/31/96      16,387          15,678            14,904
10/31/96     17,862          17,376            16,437
12/31/96     18,721          18,344            17,145

AVERAGE ANNUAL TOTAL RETURN       Past performance cannot guarantee comparable
As of 12/31/96                    future results.
1 Year               15.02%
Inception (5/5/93)   18.70

The performance figures shown represent the AIM V.I. Value Fund and are not intended to reflect actual annuity values, and do not reflect charges at the separate account level which, if applied, would lower the performance results.  The Fund's performance figures are historical and reflect reinvestment of all distributions and changes in the net asset value.  The Fund's investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.
Source:  Towers Data Systems HYPO--Registered Trademark--.
    The Standard & Poor's Composite Index of 500 Stocks (S&P 500) is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general.  Source:  Towers Data Systems HYPO--Registered Trademark--.
    The Dow Jones Industrial Average (DJIA) is an unmanaged composite of the performance of 30 large-company stocks.
     Lipper Analytical Services, Inc., is an independent mutual fund performance monitor.
The unmanaged Lipper Growth Fund Index represents an average of the performance of the
30 largest growth mutual funds.
    An investment cannot be made in any indexes listed.  Index results include reinvested dividends.

                             _____________________

                                 OUR GOAL WAS

                                TO MANAGE RISK

                          IN A VERY VOLATILE MARKET.

                             _____________________



                              AIM V.I. VALUE FUND
86

SCHEDULE OF INVESTMENTS
December 31, 1996

                                          SHARES      MARKET
                                                      VALUE
DOMESTIC COMMON STOCKS - 67.67%

AEROSPACE/DEFENSE - 0.88%
Boeing Co.                                  22,000 $  2,340,250
---------------------------------------------------------------
United Technologies Corp.                   14,000      924,000
---------------------------------------------------------------
                                                      3,264,250
---------------------------------------------------------------

AUTOMOBILE/TRUCK PARTS & TIRES - 0.17%

Borg-Warner Automotive, Inc.                16,000      616,000
---------------------------------------------------------------

BEVERAGES (SOFT DRINKS) - 0.29%

PepsiCo, Inc.                               37,000    1,082,250
---------------------------------------------------------------

BIOTECHNOLOGY - 1.15%

Biogen, Inc.(a)                             40,400    1,565,500
---------------------------------------------------------------
Guidant Corp.                               47,000    2,679,000
---------------------------------------------------------------
                                                      4,244,500
---------------------------------------------------------------

BUSINESS SERVICES - 0.10%

Cognizant Corp.                             11,000      363,000
---------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.82%

IMC Global, Inc.                            44,000    1,721,500
---------------------------------------------------------------
Praxair, Inc.                               28,000    1,291,500
---------------------------------------------------------------
                                                      3,013,000
---------------------------------------------------------------

COMPUTER MAINFRAMES - 0.18%

International Business Machines Corp.        4,500      679,500
---------------------------------------------------------------

COMPUTER MINI/PCS - 0.44%

Sun Microsystems, Inc.(a)                   22,500      577,969
---------------------------------------------------------------
Wang Laboratories, Inc.(a)                  52,500    1,063,125
---------------------------------------------------------------
                                                      1,641,094
---------------------------------------------------------------

COMPUTER NETWORKING - 0.51%

Cisco Systems, Inc.(a)                      15,000      954,375
---------------------------------------------------------------
Comverse Technology, Inc.(a)                24,500      926,407
---------------------------------------------------------------
                                                      1,880,782
---------------------------------------------------------------
COMPUTER PERIPHERALS - 0.75%
Seagate Technology, Inc.(a)                 29,000    1,145,500
---------------------------------------------------------------
U.S. Robotics Corp.(a)                      12,400      892,800
---------------------------------------------------------------
Western Digital Corp.(a)                    13,000      739,375
---------------------------------------------------------------
                                                      2,777,675
---------------------------------------------------------------

                                             SHARES   MARKET
                                                      VALUE
COMPUTER SOFTWARE/SERVICES - 2.09%

American Management Systems, Inc.(a)           51,000 $  1,249,500
------------------------------------------------------------------
Computer Associates International, Inc.        21,000    1,044,750
------------------------------------------------------------------
Compuware Corp.(a)                             10,100      506,263
------------------------------------------------------------------
Informix Corp.(a)                              37,000      753,875
------------------------------------------------------------------
National Data Corp.                            11,000      478,500
------------------------------------------------------------------
Network General Corp.(a)                       34,000    1,028,500
------------------------------------------------------------------
Wallace Computer Services, Inc.                77,500    2,673,750
------------------------------------------------------------------
                                                         7,735,138
------------------------------------------------------------------

CONGLOMERATES - 0.37%

Loews Corp.                                    12,700    1,196,975
------------------------------------------------------------------
U.S. Industries, Inc.(a)                        5,000      171,875
------------------------------------------------------------------
                                                         1,368,850
------------------------------------------------------------------

CONTAINERS - 0.28%

First Brands Corp.                             37,000    1,049,875
------------------------------------------------------------------

COSMETICS & TOILETRIES - 0.22%

Clorox Co.                                      8,000      803,000
------------------------------------------------------------------

ELECTRIC POWER - 4.90%

Allegheny Power System, Inc.                   77,000    2,338,875
------------------------------------------------------------------
American Electric Power Co.                    94,000    3,865,750
------------------------------------------------------------------
Baltimore Gas & Electric Co.                   29,000      775,750
------------------------------------------------------------------
Consolidated Edison Co. of New York, Inc.      51,000    1,491,750
------------------------------------------------------------------
DQE, Inc.                                      21,000      609,000
------------------------------------------------------------------
Duke Power Co.                                 18,000      832,500
------------------------------------------------------------------
Edison International                           62,600    1,244,175
------------------------------------------------------------------
Entergy Corp.                                  36,000      999,000
------------------------------------------------------------------
FPL Group, Inc.                                18,000      828,000
------------------------------------------------------------------
Illinova Corp.                                 32,300      888,250
------------------------------------------------------------------
Texas Utilities Co.                            21,000      855,750
------------------------------------------------------------------
Unicom Corp.                                  121,200    3,287,550
------------------------------------------------------------------
                                                        18,016,350
------------------------------------------------------------------

FINANCE (ASSET MANAGEMENT) - 0.55%

Merrill Lynch & Co., Inc.                      25,000    2,037,500
------------------------------------------------------------------

FINANCE (CONSUMER CREDIT) - 5.24%

Federal Home Loan Mortgage Corp.               18,000    1,982,250
------------------------------------------------------------------
Federal National Mortgage Association         363,000   13,521,750
------------------------------------------------------------------
Student Loan Marketing Association             41,900    3,901,938
------------------------------------------------------------------
                                                        19,405,938
------------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                           SHARES     MARKET
                                                      VALUE
FOOD/PROCESSING - 2.75%

Archer-Daniels-Midland Co.                  181,000 $  3,982,000
----------------------------------------------------------------
Flowers Industries, Inc.                     50,000    1,075,000
----------------------------------------------------------------
Interstate Bakeries Corp.                    29,000    1,424,625
----------------------------------------------------------------
Nabisco Holdings Corp. - Class A             46,600    1,811,575
----------------------------------------------------------------
Ralcorp Holdings, Inc.(a)                    38,400      811,200
----------------------------------------------------------------
Ralston-Ralston Purina Group                 14,600    1,071,275
----------------------------------------------------------------
                                                      10,175,675
----------------------------------------------------------------

FUNERAL SERVICES - 0.86%

Service Corp. International                 101,000    2,828,000
----------------------------------------------------------------
Stewart Enterprises, Inc. - Class A          10,000      340,000
----------------------------------------------------------------
                                                       3,168,000
----------------------------------------------------------------

GAS DISTRIBUTION - 0.11%

KN Energy, Inc.                              10,000      392,500
----------------------------------------------------------------

HOME BUILDING - 0.20%

Clayton Homes, Inc.                          55,000      742,500
----------------------------------------------------------------

HOTELS/MOTELS - 0.09%

Choice Hotels International, Inc.(a)         18,000      317,250
----------------------------------------------------------------

INSURANCE (LIFE & HEALTH) - 0.99%

Conseco Inc.                                 14,300      911,625
----------------------------------------------------------------
Provident Companies, Inc.                    36,000    1,741,500
----------------------------------------------------------------
Safeco Corp.                                 26,000    1,025,375
----------------------------------------------------------------
                                                       3,678,500
----------------------------------------------------------------

INSURANCE (MULTI-LINE PROPERTY) - 6.75%

Allstate Corp.                               67,500    3,906,563
----------------------------------------------------------------
American International Group, Inc.           36,000    3,897,000
----------------------------------------------------------------
Chubb Corp.                                  13,900      747,124
----------------------------------------------------------------
CIGNA Corp.                                  25,000    3,415,625
----------------------------------------------------------------
CNA Financial Corp.(a)                       14,000    1,498,000
----------------------------------------------------------------
Exel Limited                                 52,000    1,969,500
----------------------------------------------------------------
ITT Hartford Group, Inc.                     44,000    2,970,000
----------------------------------------------------------------
MBIA, Inc.                                   18,000    1,822,500
----------------------------------------------------------------
Progressive Corp.                            10,100      680,488
----------------------------------------------------------------
Transatlantic Holdings, Inc.                  7,200      579,600
----------------------------------------------------------------
Travelers Group, Inc.                        77,333    3,508,985
----------------------------------------------------------------
                                                      24,995,385
----------------------------------------------------------------

LEISURE & RECREATION - 0.96%

Callaway Golf Co.                            51,000    1,466,250
----------------------------------------------------------------
Carnival Corp. - Class A                     62,900    2,075,700
----------------------------------------------------------------
                                                       3,541,950
----------------------------------------------------------------

MACHINERY (HEAVY) - 0.16%

Case Corp.                                   11,000      599,500
----------------------------------------------------------------

                                          SHARES   MARKET
                                                   VALUE
MACHINERY (MISCELLANEOUS) - 0.38%

Pentair, Inc.                               43,500 $  1,402,875
---------------------------------------------------------------

MEDICAL (DRUGS) - 4.70%

American Home Products Corp.                36,000    2,110,500
---------------------------------------------------------------
Bristol-Meyers Squibb Co.                   80,000    8,700,000
---------------------------------------------------------------
ICN Pharmaceuticals, Inc.                   51,560    1,011,865
---------------------------------------------------------------
R.P. Scherer Corp.(a)                       18,400      924,600
---------------------------------------------------------------
Rhone-Poulenc Rorer, Inc.                   35,200    2,750,000
---------------------------------------------------------------
Schering-Plough Corp.                       29,000    1,877,750
---------------------------------------------------------------
                                                     17,374,715
---------------------------------------------------------------

MEDICAL (INSTRUMENTS/PRODUCTS) - 4.21%

Baxter International, Inc.                 274,200   11,242,200
---------------------------------------------------------------
Boston Scientific Corp.(a)                  22,000    1,320,000
---------------------------------------------------------------
Hillenbrand Industries, Inc.                29,400    1,065,750
---------------------------------------------------------------
St. Jude Medical, Inc.(a)                   29,000    1,236,125
---------------------------------------------------------------
Sybron International Corp.(a)               22,000      726,000
---------------------------------------------------------------
                                                     15,590,075
---------------------------------------------------------------

MEDICAL (PATIENT SERVICES) - 6.13%

Columbia/HCA Healthcare Corp.              311,000   12,673,250
---------------------------------------------------------------
Health Care and Retirement Corp.(a)         43,000    1,230,875
---------------------------------------------------------------
Manor Care, Inc.                            18,000      486,000
---------------------------------------------------------------
MedPartners, Inc.(a)                       274,050    5,755,050
---------------------------------------------------------------
OrNda HealthCorp(a)                         66,000    1,930,500
---------------------------------------------------------------
Quorum Health Group, Inc.(a)                21,000      624,750
---------------------------------------------------------------
                                                     22,700,425
---------------------------------------------------------------

NATURAL GAS PIPELINE - 1.33%

Columbia Gas System, Inc.                   26,000    1,654,250
---------------------------------------------------------------
El Paso Natural Gas Co.                     64,300    3,247,150
---------------------------------------------------------------
                                                      4,901,400
---------------------------------------------------------------

OFFICE PRODUCTS - 0.35%

Reynolds & Reynolds Co. - Class A           49,600    1,289,600
---------------------------------------------------------------

OIL & GAS (REFINING/MARKETING) - 0.47%

Tosco Corp.                                 22,160    1,753,410
---------------------------------------------------------------

OIL & GAS (SERVICES) - 2.80%

Halliburton Co.                             17,200    1,036,300
---------------------------------------------------------------
Mobil Corp.                                 11,000    1,344,750
---------------------------------------------------------------
NorAm Energy Corp.                          36,000      553,500
---------------------------------------------------------------
Oryx Energy Co.(a)                         146,000    3,613,500
---------------------------------------------------------------
Pennzoil Co.                                26,000    1,469,000
---------------------------------------------------------------
Unocal Corp.                                57,400    2,331,875
---------------------------------------------------------------
                                                     10,348,925
---------------------------------------------------------------

                              AIM V.I. VALUE FUND
88

                                                         SHARES   MARKET
                                                                  VALUE
OIL EQUIPMENT & SUPPLIES - 1.65%

Baker Hughes, Inc.                                         74,000 $  2,553,000
------------------------------------------------------------------------------
BJ Services Co.(a)                                         26,500    1,351,500
------------------------------------------------------------------------------
Noble Drilling Corp.(a)                                    44,000      874,500
------------------------------------------------------------------------------
Tidewater, Inc.                                            29,200    1,321,300
------------------------------------------------------------------------------
                                                                     6,100,300
------------------------------------------------------------------------------

PUBLISHING - 0.47%

Gannett Company, Inc.                                      12,300      920,963
------------------------------------------------------------------------------
Knight-Ridder, Inc.                                        11,000      420,750
------------------------------------------------------------------------------
Scripps Co. (E.W.) - Class A                               11,000      385,000
------------------------------------------------------------------------------
                                                                     1,726,713
------------------------------------------------------------------------------

RETAIL (FOOD & DRUG) - 0.92%

American Stores Co.                                        33,000    1,348,874
------------------------------------------------------------------------------
Safeway, Inc.(a)                                           48,000    2,052,000
------------------------------------------------------------------------------
                                                                     3,400,874
------------------------------------------------------------------------------

RETAIL (STORES) - 0.05%

Meyer (Fred), Inc.(a)                                       5,400      191,700
------------------------------------------------------------------------------

SHOES & RELATED APPAREL - 0.25%

Nike, Inc. - Class B                                       15,400      920,150
------------------------------------------------------------------------------

TELECOMMUNICATIONS - 4.56%

Lucent Technologies, Inc.                                  37,100    1,715,874
------------------------------------------------------------------------------
MFS Communications Co., Inc.(a)                           176,819    9,636,634
------------------------------------------------------------------------------
WorldCom, Inc.(a)                                         210,700    5,491,369
------------------------------------------------------------------------------
                                                                    16,843,877
------------------------------------------------------------------------------

TELEPHONE - 3.33%

Ameritech Corp.                                           115,900    7,026,437
------------------------------------------------------------------------------
BellSouth Corp.                                            72,000    2,907,000
------------------------------------------------------------------------------
Cincinnati Bell, Inc.                                      14,000      862,750
------------------------------------------------------------------------------
SBC Communications, Inc.                                   29,000    1,500,750
------------------------------------------------------------------------------
                                                                    12,296,937
------------------------------------------------------------------------------

TOBACCO - 4.26%

DIMON, Inc.                                                42,000      971,250
------------------------------------------------------------------------------
Philip Morris Companies, Inc.                              95,000   10,699,375
------------------------------------------------------------------------------
RJR Nabisco Holdings Corp.                                120,100    4,083,400
------------------------------------------------------------------------------
                                                                    15,754,025
------------------------------------------------------------------------------
  Total Domestic Common Stocks                                     250,185,963
------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 18.18%

ARGENTINA - 0.38%

YPF Sociedad Anonima - ADR (Oil & Gas - Exploration &
 Production)                                               55,000    1,388,750
------------------------------------------------------------------------------

AUSTRALIA - 0.50%

Westpac Banking Corp., Ltd. (Banking)                     322,163    1,833,469
------------------------------------------------------------------------------

                                                       SHARES  MARKET
                                                               VALUE
BERMUDA - 0.02%

PartnerRe Ltd. (Insurance - Multi-Line Property)         2,000 $     68,000
---------------------------------------------------------------------------

BRAZIL - 0.17%

Telecomunicacoes Brasileiras S.A. Telebras - ADR
 (Telecommunications)                                    8,000      612,000
---------------------------------------------------------------------------

CANADA - 2.80%

Canadian National Railway Co. (Railroads)               58,000    2,204,000
---------------------------------------------------------------------------
Canadian Pacific, Ltd. (Transportation)                224,000    5,936,000
---------------------------------------------------------------------------
CanWest Global Communications Corp.
 (Advertising/Broadcasting)                             63,000      645,750
---------------------------------------------------------------------------
Northern Telecom Ltd. (Telecommunications)              15,000      928,125
---------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Chemicals)            7,300      620,500
---------------------------------------------------------------------------
                                                                 10,334,375
---------------------------------------------------------------------------

DENMARK - 0.64%

Danisco A.S. (Food/Processing)                          19,000    1,154,682
---------------------------------------------------------------------------
Novo Nordisk A.S. - Class B (Medical - Drugs)            6,500    1,224,791
---------------------------------------------------------------------------
                                                                  2,379,473
---------------------------------------------------------------------------

FRANCE - 0.18%

Rhone-Poulenc Rorer, Inc. - Class A (Medical - Drugs)   19,100      651,207
---------------------------------------------------------------------------

GERMANY - 0.47%

VEBA A.G. (Electric Power)                              29,900    1,729,335
---------------------------------------------------------------------------

HONG KONG - 1.10%

Cheung Kong Holdings Ltd. (Real Estate)                125,000    1,111,093
---------------------------------------------------------------------------
Citic Pacific Ltd. (Banking)                           170,000      986,877
---------------------------------------------------------------------------
First Pacific Company Ltd. (Conglomerates)             276,000      358,627
---------------------------------------------------------------------------
Hang Seng Bank Ltd. (Banking)                           45,000      546,900
---------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate)              91,000    1,114,778
---------------------------------------------------------------------------
                                                                  4,118,275
---------------------------------------------------------------------------

ITALY - 1.68%

Edison S.p.A. (Electric Power)                         110,000      693,428
---------------------------------------------------------------------------
Fila Holding S.p.A. - ADR (Retail - Stores)             14,200      825,375
---------------------------------------------------------------------------
Istituto Mobiliare Italiano S.p.A. (Banking)           130,300    1,111,458
---------------------------------------------------------------------------
Telecom Italia Mobile S.p.A. (Telecommunications)      590,000    1,495,419
---------------------------------------------------------------------------
Telecom Italia S.p.A. (Telecommunications)             810,000    2,103,757
---------------------------------------------------------------------------
                                                                  6,229,437
---------------------------------------------------------------------------

JAPAN - 0.42%

Bank of Tokyo - Mitsubishi Ltd. (Banking)                  700       12,996
---------------------------------------------------------------------------
Fuji Photo Film (Leisure & Recreation)                  31,000    1,022,538
---------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile - Manufacturers)      18,000      514,463
---------------------------------------------------------------------------
                                                                  1,549,997
---------------------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                                       SHARES   MARKET
                                                                VALUE
NETHERLANDS - 0.90%

Royal Dutch Petroleum Co. (Oil & Gas - Services)          7,300 $  1,246,475
----------------------------------------------------------------------------
VNU - Verenigde Nederlandse Uitgeversbedrijven
 Verenigd Bezit (Publishing)                            100,000    2,090,935
----------------------------------------------------------------------------
                                                                   3,337,410
----------------------------------------------------------------------------

NORWAY - 0.18%

Storebrand A.S.A. (Insurance - Multi-Line
 Property)(a)                                           114,350      656,664
----------------------------------------------------------------------------

PHILIPPINES - 0.28%

C & P Homes, Inc. (Home Building)                       402,000      206,350
----------------------------------------------------------------------------
Filinvest Land Inc. (Real Estate)(a)                    793,500      247,404
----------------------------------------------------------------------------
Metro Pacific Corp. (Conglomerates)                   2,348,000      580,304
----------------------------------------------------------------------------
                                                                   1,034,058
----------------------------------------------------------------------------

SPAIN - 1.60%

Banco Popular Espanol S.A. (Banking)                      7,000    1,374,928
----------------------------------------------------------------------------
Empresa Nacional de Electricidad, S.A.
 (Electric Power)                                        37,500    2,668,977
----------------------------------------------------------------------------
Iberdrola S.A. (Electric Power)                         131,500    1,863,740
----------------------------------------------------------------------------
                                                                   5,907,645
----------------------------------------------------------------------------

SWEDEN - 1.20%

Hennes & Mauritz A.B. - B Shares (Retail - Stores)       11,000    1,522,603
----------------------------------------------------------------------------
Nordbanken A.B. (Banking)                                 9,150      277,053
----------------------------------------------------------------------------
Skandinaviska Enskilda Banken - Class A (Banking)       150,000    1,539,612
----------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson - ADR
 (Telecommunications)                                    36,000    1,086,750
----------------------------------------------------------------------------
                                                                   4,426,018
----------------------------------------------------------------------------

SWITZERLAND - 1.82%

Novartis A.G. (Medical - Drugs)(a)                        5,866    6,718,743
----------------------------------------------------------------------------

THAILAND - 0.18%

Krung Thai Bank PLC (Banking)                           215,300      415,556
----------------------------------------------------------------------------
Thai Farmers Bank PLC (Banking)                          37,900      236,450
----------------------------------------------------------------------------
Thai Farmers Bank PLC - Wts., expiring 09/15/02
 (Banking)(a)                                             5,000        4,728
----------------------------------------------------------------------------
                                                                     656,734
----------------------------------------------------------------------------

UNITED KINGDOM - 3.66%

Granada Group PLC (Leisure & Recreation)                160,000    2,365,598
----------------------------------------------------------------------------
Railtrack Group PLC (Railroads)                         125,000      829,836
----------------------------------------------------------------------------
SmithKline Beecham PLC - ADR (Medical - Drugs)          110,000    7,480,000
----------------------------------------------------------------------------
Standard Chartered PLC (Finance - Asset Management)     160,000    1,976,358
----------------------------------------------------------------------------
Unilever PLC (Consumer Non-Durables)                     38,000      922,169
----------------------------------------------------------------------------
                                                                  13,573,961
----------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests                   67,205,551
----------------------------------------------------------------------------


                                                        SHARES   MARKET
                                                                 VALUE
PREFERRED STOCKS - 0.37%

INSURANCE (LIFE & HEALTH) - 0.11%

Conseco Inc. - $4.278 Conv. PRIDES                         3,600 $    409,500
-----------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.26%

MFS Communications Company, Inc. -
 $2.68 Conv. Pfd.                                         10,400      949,000
-----------------------------------------------------------------------------
  Total Preferred Stocks                                            1,358,500
-----------------------------------------------------------------------------
                                                      PRINCIPAL
                                                        AMOUNT
CONVERTIBLE CORPORATE BONDS - 0.23%

COMPUTER SOFTWARE/SERVICES - 0.23%

First Financial Management Corp., Conv. Deb., 5.00%,
 12/15/99                                             $  500,000      865,285
-----------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 4.22%

U.S. TREASURY BILLS(b) - 4.22%

 5.22%, 01/02/97                                       9,175,000    9,173,669
-----------------------------------------------------------------------------
 5.16%, 03/06/97                                       6,500,000    6,444,815
-----------------------------------------------------------------------------
  Total U.S. Treasury Securities                                   15,618,484
-----------------------------------------------------------------------------

REPURCHASE AGREEMENTS(c) - 9.05%

Daiwa Securities America, Inc.
 6.25%, 01/02/97(d)                                   33,466,561   33,466,561
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.72%                                        368,700,344
-----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.28%                               1,034,802
-----------------------------------------------------------------------------
NET ASSETS - 100.00%                                             $369,735,146
=============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 12/31/96 with a maturing value of $360,125,000. Collateralized by $355,195,000 U.S. Treasury obligations, 0% to 8.875% due 06/12/97 to 08/15/26.

Abbreviations:

ADR- American Depository Receipt
Conv.- Convertible
Deb.- Debentures
Pfd.- Preferred
PRIDES- Preferred Redemption Increase Dividend Equity Security
Wts.- Warrants

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND
90

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996


ASSETS:
Investments, at market value (cost $318,691,166)          $368,700,344
----------------------------------------------------------------------
Foreign currencies, at market value (cost $3,526,022)        3,502,077
----------------------------------------------------------------------
Receivables for:
 Investments sold                                            1,301,331
----------------------------------------------------------------------
 Capital stock sold                                            188,978
----------------------------------------------------------------------
 Dividends and interest                                        675,049
----------------------------------------------------------------------
Investment for deferred compensation plan                       12,897
----------------------------------------------------------------------
Organizational costs, net                                        3,856
----------------------------------------------------------------------
Other assets                                                     1,173
----------------------------------------------------------------------
  Total assets                                             374,385,705
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       3,030,159
----------------------------------------------------------------------
 Capital stock reacquired                                       82,384
----------------------------------------------------------------------
 Options written                                             1,268,208
----------------------------------------------------------------------
 Deferred compensation                                          12,897
----------------------------------------------------------------------
Accrued advisory fees                                          194,159
----------------------------------------------------------------------
Accrued directors' fees                                          1,800
----------------------------------------------------------------------
Accrued administrative services fees                             4,651
----------------------------------------------------------------------
Accrued operating expenses                                      56,301
----------------------------------------------------------------------
  Total liabilities                                          4,650,559
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $369,735,146
======================================================================

CAPITAL SHARES, $.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                21,152,339
----------------------------------------------------------------------
Net asset value, offering and redemption price per share        $17.48
======================================================================



STATEMENT OF OPERATIONS
For the year ended December 31, 1996

INVESTMENT INCOME:

Dividends (net of $114,260 foreign withholding tax)             $ 5,244,028
----------------------------------------------------------------------------
Interest                                                          3,073,729
----------------------------------------------------------------------------
   Total investment income                                        8,317,757
----------------------------------------------------------------------------
EXPENSES:
Advisory fees                                                     1,955,091
----------------------------------------------------------------------------
Custodian fees                                                      134,690
----------------------------------------------------------------------------
Administrative service fees                                          47,116
----------------------------------------------------------------------------
Directors' fees and expenses                                          7,749
----------------------------------------------------------------------------
Organizational costs                                                  2,892
----------------------------------------------------------------------------
Other                                                                77,745
----------------------------------------------------------------------------
   Total expenses                                                 2,225,283
----------------------------------------------------------------------------
Net investment income                                             6,092,474
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                          17,324,865
----------------------------------------------------------------------------
  Foreign currencies                                                (31,597)
----------------------------------------------------------------------------
  Futures contracts                                                 363,031
----------------------------------------------------------------------------
  Option contracts                                                1,659,582
----------------------------------------------------------------------------
                                                                 19,315,881
----------------------------------------------------------------------------
Unrealized appreciation (depreciation) of:
  Investment securities                                          20,887,238
----------------------------------------------------------------------------
  Foreign currencies                                                (44,227)
----------------------------------------------------------------------------
  Futures contracts                                                (773,579)
----------------------------------------------------------------------------
  Option contracts                                                 (148,303)
----------------------------------------------------------------------------
                                                                 19,921,129
----------------------------------------------------------------------------
Net gain on investment securities, foreign currencies, futures
 and option contracts                                            39,237,010
----------------------------------------------------------------------------
Net increase in net assets resulting from operations            $45,329,484
============================================================================

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1996 and the eleven months ended December 31,
1995

                                                       1996          1995
OPERATIONS:

 Net investment income                             $  6,092,474  $  1,836,245
------------------------------------------------------------------------------
 Net realized gain on sales of investment
  securities, foreign currencies, futures and
  option contracts                                   19,315,881    19,312,304
------------------------------------------------------------------------------
 Net unrealized appreciation (depreciation) of
  investment securities, foreign currencies and
  option contracts                                   19,921,129    25,543,678
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                       45,329,484    46,692,227
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                              (1,864,217)     (124,487)
------------------------------------------------------------------------------
Distributions to shareholders from realized
 capital gains                                      (18,073,097)           --
------------------------------------------------------------------------------
Net increase from capital stock transactions         87,131,189   101,386,580
------------------------------------------------------------------------------
   Net increase in net assets                       112,523,359   147,954,320
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                257,211,787   109,257,467
------------------------------------------------------------------------------
 End of period                                     $369,735,146  $257,211,787
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $295,686,862  $208,555,673
------------------------------------------------------------------------------
 Undistributed net investment income                  6,016,241     1,819,581
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and
  option contracts                                   18,215,756    16,941,375
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies, futures and option contracts   49,816,287    29,895,158
------------------------------------------------------------------------------
                                                   $369,735,146  $257,211,787
==============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1996

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Value Fund (the "Fund"). The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which
                              AIM V.I. VALUE FUND
92
   will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1996, undistributed net investment income was reduced by $31,597 and undistributed net realized gains increased by $31,597 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Organizational Costs - Organizational costs for the Fund of $14,461 are being amortized over five years.
E. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contract may not correlate with changes in the securities being hedged.
F. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
G. Forward Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "market-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
  A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $47,116 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Fund's shares.
                              AIM V.I. VALUE FUND

 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1996, the Fund incurred legal fees of $3,429 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended December 31, 1996 was $439,133,676 and $345,174,079, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1996 is as follows:

Aggregate unrealized appreciation of investment securities    $53,930,337
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (4,175,590)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $49,754,747
==========================================================================
 Cost of investments for tax purposes is $318,945,597.

NOTE 5 - CAPITAL STOCK
Changes in capital stock outstanding during the year ended December 31, 1996 and the eleven months ended December 31, 1995:

                                    1996                     1995
                           -----------------------  -----------------------
                             SHARES      AMOUNT      SHARES       AMOUNT
                           ----------  -----------  ---------  ------------
Sold                        5,143,694  $86,219,671  6,903,801  $103,653,052
-------------------------  ----------  -----------  ---------  ------------
Issued as reinvestment of
 distributions              1,179,025   19,937,315      7,829       124,487
-------------------------  ----------  -----------  ---------  ------------
Reacquired                 (1,140,219) (19,025,797)  (176,240)   (2,390,959)
-------------------------  ----------  -----------  ---------  ------------
                            5,182,500  $87,131,189  6,735,390  $101,386,580
                           ==========  ===========  =========  ============

NOTE 6 - OPTION CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1996 are summarized as follows:

                              OPTION CONTRACTS
                            --------------------
                            NUMBER OF  PREMIUMS
                            CONTRACTS  RECEIVED
                            --------- ----------
       Beginning of period       --           --
       Written                8,940   $2,897,960
       Closed                (1,605)    (622,960)
       Exercised             (2,023)    (832,926)
       Expired               (1,825)    (322,169)
                             ------   ----------
       End of period          3,487   $1,119,905
                             ======   ==========

  Open call option contracts written at December 31, 1996 were as follows:

                                                                     DECEMBER 31,   UNREALIZED
                                CONTRACT STRIKE NUMBER OF  PREMIUM   1996 MARKET   APPRECIATION
       ISSUE                     MONTH   PRICE  CONTRACTS  RECEIVED     VALUE     (DEPRECIATION)
       -----                    -------- ------ ---------  --------  ------------ --------------
       Boston Scientific Corp.    Jan.      50      100   $   34,699  $  103,125    $ (68,426)
       Case Corp.                 Jul.      55      110       55,553      47,437        8,116
       Clorox Co.                 Jan.      95       80       44,918      46,000       (1,082)
       Comverse Technology,
        Inc.                      Jan.      40       70       31,569       7,875       23,694
       Fila Holding S.p.A. -
         ADR                      Jan.      75      120       84,018       1,500       82,518
       Informix Corp.             Jan.      20      350       55,823      47,031        8,792
       Lucent Technologies,
        Inc.                      Jan.      40      200       67,198     130,000      (62,802)
       Lucent Technologies,
        Inc.                      Jan.      45      140       52,498      29,750       22,748
       MedPartners, Inc.          Mar.    22.5      500      134,183      43,750       90,433
       Merrill Lynch & Co.,
        Inc.                      Jan.      75      100       43,290      70,001      (26,711)
       Mobil Corp.                Jan.     115      110       75,138      84,562       (9,424)
       Nike Inc. - Class B        Jan.      60      140       38,219      26,250       11,969
       Northern Telecom Ltd.      Jan.      60       70       25,094      22,312        2,782
       PepsiCo, Inc.              Jan.      30      350      115,817      16,406       99,411
       Travelers Group, Inc.      Mar.   33.75      267      102,637     333,334     (230,697)
       United Technologies
        Corp.                     Jan.      65       40       12,831       7,000        5,831
       United Technologies
        Corp.                     Jan.    67.5       40        8,805       2,500        6,305
       WorldCom, Inc.             Jan.    22.5      700      137,615     249,375     (111,760)
                                                  -----   ----------  ----------    ---------
                                                  3,487   $1,119,905  $1,268,208    $(148,303)
                                                  =====   ==========  ==========    =========

                              AIM V.I. VALUE FUND
94

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the year ended December 31, 1996, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                             DECEMBER 31,              JANUARY 31,
                           ---------------------     ------------------
                             1996         1995         1995      1994
                           --------     --------     --------   -------
Net asset value,
 beginning of period       $  16.11     $  11.83     $  12.17   $ 10.00
-------------------------  --------     --------     --------   -------
Income from investment
 operations:
  Net investment income        0.30         0.11         0.10      0.02
-------------------------  --------     --------     --------   -------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                 2.09         4.18        (0.35)     2.17
-------------------------  --------     --------     --------   -------
   Total from investment
    operations                 2.39         4.29        (0.25)     2.19
-------------------------  --------     --------     --------   -------
Less distributions:
  Dividends from net
   investment income          (0.10)       (0.01)       (0.09)    (0.02)
-------------------------  --------     --------     --------   -------
  Dividends from realized
   capital gains              (0.92)          --           --        --
-------------------------  --------     --------     --------   -------
   Total distributions        (1.02)       (0.01)       (0.09)    (0.02)
-------------------------  --------     --------     --------   -------
Net asset value, end of
 period                    $  17.48     $  16.11     $  11.83   $ 12.17
-------------------------  --------     --------     --------   -------
Total return(a)               15.02%       36.25%       (2.03)%   21.94%
-------------------------  --------     --------     --------   -------
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)            $369,735     $257,212     $109,257   $38,255
-------------------------  --------     --------     --------   -------
Ratio of expenses to
 average net assets            0.73%(b)     0.75%(c)     0.82%     1.00%(c)(d)
-------------------------  --------     --------     --------   -------
Ratio of net investment
 income to average net
 assets                        2.00%(b)     1.11%(c)     1.17%     0.51%(c)(d)
-------------------------  --------     --------     --------   -------
Portfolio turnover rate         129%         145%         143%       87%
-------------------------  --------     --------     --------   -------
Average broker commission
 rate(e)                   $ 0.0429          N/A          N/A       N/A
-------------------------  --------     --------     --------   -------

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $304,940,393.
(c) Annualized.
(d) Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees and/or expense reimbursements were 1.35% and 0.16%, respectively.
(e) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

NOTE 8 - SUBSEQUENT EVENT
On November 4, 1996, A I M Management Group Inc. ("AIM Management") and
INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.

                              AIM V.I. VALUE FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Value Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 , and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Value Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the eleven month period ended December 31, 1995 and the financial highlights for the year then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 1997
                              AIM V.I. VALUE FUND
96


DIRECTORS, OFFICERS,      BOARD OF DIRECTORS                          OFFICERS                    OFFICE OF THE FUND
AND OTHER SERVICE
PROVIDERS OF AIM          Charles T. Bauer                            Charles T. Bauer            11 Greenway Plaza
VARIABLE                  Chairman and Chief Executive Officer        Chairman                    Suite 1919
INSURANCE FUNDS,          A I M Management Group Inc.                                             Houston, TX 77046
INC.                                                                  Robert H. Graham            (800) 347-1919
                          Bruce L. Crockett                           President
                          Formerly Director, President and Chief                                  INVESTMENT ADVISOR
                          Executive Officer                           John J. Arthur
                          COMSAT Corporation                          Senior Vice President and   A I M Advisors, Inc.
                                                                      Treasurer                   11 Greenway Plaza
                          Owen Daly II                                                            Suite 1919
                          Director                                    Gary T. Crum                Houston, TX 77046
                          Cortland Trust Inc.                         Senior Vice President
                                                                                                  TRANSFER AGENT AND CUSTODIAN
                          Carl Frischling                             Scott G. Lucas
                          Partner                                     Senior Vice President       State Street Bank & Trust Co.
                          Kramer, Levin, Naftalis & Frankel                                       225 Franklin Street
                                                                      Carol F. Relihan            Boston, MA 02110
                          Robert H. Graham                            Senior Vice President and
                          President and Chief Operating Officer       Secretary                   COUNSEL TO THE FUNDS
                          A I M Management Group Inc.
                                                                      Dana R. Sutton              Freedman, Levy, Kroll &
                          John F. Kroeger                             Vice President and          Simonds
                          Formerly, Consultant                        Assistant Treasurer         1050 Conn. Avenue, N.W.
                          Wendell & Stockel Associates, Inc.                                      Washington, D.C. 20036
                                                                      Robert G. Alley
                          Lewis F. Pennock                            Vice President              COUNSEL TO THE DIRECTORS
                          Attorney
                                                                      Stuart W. Coco              Kramer, Levin, Naftalis & Frankel
                          Ian W. Robinson                             Vice President              919 Third Avenue
                          Consultant; Formerly Executive Vice                                     New York, NY 10022
                          President and Chief Financial Officer Bell  Melville B. Cox
                          Atlantic Management Services, Inc.          Vice President              DISTRIBUTOR

                          Louis S. Sklar                              Karen Dunn Kelley           A I M Distributors, Inc.
                          Executive Vice President                    Vice President              11 Greenway Plaza
                          Hines Interests                                                         Suite 1919
                          Limited Partnership                         Jonathan C. Schoolar        Houston, TX 77046
                                                                      Vice President
                                                                                                  INDEPENDENT AUDITORS
                                                                      P. Michelle Grace
                                                                      Assistant Secretary         Tait, Weller & Baker
                                                                                                  Two Penn Center Plaza
                                                                      David L. Kite               Suite 700
                                                                      Assistant Secretary         Philadelphia, PA 19102

                                                                      Nancy L. Martin
                                                                      Assistant Secretary

                                                                      Ofelia M. Mayo
                                                                      Assistant Secretary

                                                                      Kathleen J. Pflueger
                                                                      Assistant Secretary

                                                                      Samuel D. Sirko
                                                                      Assistant Secretary

                                                                      Stephen I. Winer
                                                                      Assistant Secretary

                                                                      Mary J. Benson
                                                                      Assistant Treasurer
